                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933              [X]

         File No. 33-65170:

         Pre-Effective Amendment No.___

         Post-Effective Amendment No.23

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      [X]

         File No. 811-7822:

         Amendment No.24

                        (Check appropriate box or boxes.)

                       AMERICAN CENTURY INVESTMENT TRUST
    ------------------------------------------------------------------------

               (Exact Name of Registrant as Specified in Charter)

                             American Century Tower
                     4500 Main Street, Kansas City, MO 64111
    ------------------------------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (816) 531-5575

    David C. Tucker, Esq., 4500 Main Street, 9th Floor, Kansas City, MO 64111
    -------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

         Approximate Date of Proposed Public Offering: August 1, 2004

It is proposed that this filing will become effective (check appropriate box)

     [ ] immediately upon filing pursuant to paragraph (b)
     [ ] on (date) pursuant to paragraph (b)
     [ ] 60 days after filing pursuant to paragraph (a)(1)
     [X] on (August 1, 2004) pursuant to paragraph (a)(1)
     [ ] 75 days after filing pursuant to paragraph (a)(2)
     [ ] on (date) pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

     [ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Your
American Century
prospectus

INVESTOR CLASS

High-Yield Fund
Diversified Bond Fund

INSTITUTIONAL CLASS

High-Yield Fund
Diversified Bond Fund

August 1, 2004

EFFECTIVE  JANUARY 30,  2003,  HIGH-YIELD  FUND AND  DIVERSIFIED  BOND FUND WERE
CLOSED  TO  NEW  RETAIL   INVESTORS   BUT  ARE   AVAILABLE   THROUGH   FINANCIAL
INTERMEDIARIES.  ANY SHAREHOLDER WITH AN OPEN ACCOUNT AS OF JANUARY 30, 2003 MAY
MAKE   ADDITIONAL   INVESTMENTS   AND  REINVEST   DIVIDENDS  AND  CAPITAL  GAINS
DISTRIBUTIONS AS LONG AS SUCH ACCOUNT REMAINS OPEN.

THE  SECURITIES AND EXCHANGE  COMMISSION  HAS NOT APPROVED OR DISAPPROVED  THESE
SECURITIES OR DETERMINED IF THIS PROSPECTUS IS ACCURATE OR COMPLETE.  ANYONE WHO
TELLS YOU OTHERWISE IS COMMITTING A CRIME.

American Century
Investment Services, Inc.

Dear Investor,

At American Century  Investments,  we're committed to helping investors make the most of their financial opportunities. That's why we focus on achieving superior results and building long-term relationships with investors like you.

We believe our relationship with you begins with an easy-to-read prospectus that provides  you  with the  information  you need to make  informed  and  confident decisions about your investments.

You'll notice that this booklet  includes  information  about Investor Class and
Institutional  Class shares.  It's  important for you to be aware of which class you own, or are considering for purchase, while reading through this prospectus.
Certain  restrictions may apply to one class or another,  and different  classes may have different fees, expenses or minimum investment requirements.

Investor  Class and  Institutional  Class  shares  have no  up-front or deferred charges,  commissions or 12b-1 fees.  Investor Class are available directly from
American  Century.  Institutional  Class  shares are offered  primarily  through employer-sponsored  retirement  plans or  through  institutions,  such as banks, broker-dealers and insurance companies.  The Institutional Class shares also are available to individuals who meet the minimum investment  requirements  outlined in the prospectus.

Please read  through  the Fund  Performance  History,  Investing  with  American
Century,  and Financial  Highlights  carefully.  These sections reflect the most significant  differences between the classes.  Some sections have separate pages for the different classes.

We understand you may have questions  about investing after you read through the prospectus.  Our Web site,  americancentury.com,  offers  information that could answer many of your questions.  Or, an Investor Relations Representative will be happy to help weekdays, 7 a.m. to 7 p.m. and Saturdays, 9 a.m. to 2 p.m. Central
time. Our  representatives can be reached by calling  1-800-345-2021.  Thank you for considering American Century.

Sincerely,

Donna Byers
Senior Vice President
Direct Sales and Services
American Century Services Corporation

Table of Contents

AN OVERVIEW OF THE FUNDS......................................................X

FUND PERFORMANCE HISTORY......................................................X

FEES AND EXPENSES.............................................................X

OBJECTIVES, STRATEGIES AND RISKS..............................................X

      High-Yield Fund.........................................................X

      Diversified Bond Fund...................................................X

BASICS OF FIXED-INCOME INVESTING..............................................X

MANAGEMENT....................................................................X

INVESTING WITH AMERICAN CENTURY...............................................X

SHARE PRICE AND DISTRIBUTIONS.................................................X

TAXES.........................................................................X

MULTIPLE CLASS INFORMATION....................................................X

FINANCIAL HIGHLIGHTS..........................................................X

     THIS SYMBOL IS USED  THROUGHOUT  THE BOOK TO HIGHLIGHT  DEFINITIONS  OF KEY
INVESTMENT TERMS AND TO PROVIDE OTHER HELPFUL INFORMATION.

AN OVERVIEW OF THE FUNDS

WHAT ARE THE FUNDS' INVESTMENT OBJECTIVES?

High-Yield seeks high current income. As a secondary  objective,  the fund seeks capital  appreciation,  but only when consistent  with its primary  objective of maximizing  current  income.  Diversified  Bond  seeks a high level of income by investing in non-money market DEBT SECURITIES.

          DEBT SECURITIES INCLUDE FIXED-INCOME INVESTMENTS SUCH AS NOTES, BONDS,
     COMMERCIAL PAPER AND U.S. TREASURY SECURITIES.

WHAT ARE THE FUNDS' PRIMARY INVESTMENT STRATEGIES AND PRINCIPAL RISKS?

A detailed  description of the funds' investment  strategies and risks begins on page x.

FUND                  PRIMARY INVESTMENTS                  PRINCIPAL RISKS

High-Yield            Lower-rated corporate                Credit, liquidity and
                      debt securities                      interest rate risk

Diversified Bond      High- and medium-grade               Interest rate, credit
                      non-money market debt securities     and prepayment risk

At any given time your  shares may be worth more or less than the price you paid for them.  In other  words,  it is  possible to lose money by  investing  in the funds.

An  investment  in the funds is not a bank  deposit,  and it is not  insured  or guaranteed  by the Federal  Deposit  Insurance  Corporation  (FDIC) or any other government agency.

WHO MAY WANT TO INVEST IN THE FUNDS?

The funds may be a good investment if you are

o    seeking  high  current  income with the  potential  for capital  gains with
     High-Yield

o    seeking current income from your investment in Diversified Bond

o    seeking  diversification by investing in a fixed-income mutual fund such as
     Diversified Bond

o    comfortable with the funds' other investment risks

WHO MAY NOT WANT TO INVEST IN THE FUNDS?

The funds may not be a good investment if you are

o    uncomfortable with the risk of investing in the lower-rated debt securities purchased by High-Yield

o    looking for the added security of FDIC insurance

o    investing for long-term growth with Diversified Bond

FUND PERFORMANCE HISTORY

HIGH-YIELD FUND
DIVERSIFIED BOND FUND

Annual Total Returns

The following bar charts show the  performance  of  High-Yield's  Investor Class shares and Diversified Bond's  Institutional Class shares for each full calendar year in the life of the  classes.  They  indicate the  volatility  of the funds'
historical  returns  from year to year.  Account  fees are not  reflected in the charts  below.  If they had been  included,  returns  would be lower  than those shown. The returns of Diversified  Bond's Investor Class shares and High-Yield's
Institutional  Class  shares  will  differ  from  returns  shown in the  charts, depending on the expenses of those classes.

HIGH-YIELD FUND -- INVESTOR CLASS(1)

[data from bar chart]

2003                           20.14%
2002                            2.54%
2001                            3.23%
2000                          -13.92%
1999                            5.86%
1998                           -1.25%

1    AS OF JUNE 30,  2004,  THE END OF THE MOST RECENT  CALENDAR  QUARTER,  HIGH
     YIELD'S YEAR-TO-DATE RETURN WAS XX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                              HIGHEST                          LOWEST

High-Yield                 xx% (2Q 2003)                   xx% (4Q 2000)
--------------------------------------------------------------------------------

DIVERSIFIED BOND FUND -- INSTITUTIONAL CLASS(1)

[data from bar chart]

2003                            4.22%
2002                            8.44%
2001                            8.11%
2000                           11.06%
1999                           -1.17%
1998                            7.85%
1997                            8.85%
1996                            2.73%
1995                           20.10%
1994                           -4.10%

1    AS OF  JUNE  30,  2004,  THE  END  OF THE  MOST  RECENT  CALENDAR  QUARTER,
     DIVERSIFIED BOND'S YEAR-TO-DATE RETURN WAS XXX%.

The highest and lowest  quarterly  returns for the periods  reflected in the bar chart are:

                                 HIGHEST                           LOWEST

Diversified Bond              xx% (2Q 1995)                  xx% (1Q 1994)
--------------------------------------------------------------------------------

Average Annual Total Returns

The  following  tables show the average  annual  total  returns of  High-Yield's
Investor  Class  shares  and  Diversified  Bond's   Institutional  Class  shares
calculated  three different  ways. An additional  table shows the average annual total returns of Diversified  Bond's Investor Class shares calculated before the impact  of taxes.  Because  High-Yield  Institutional  Class did not have a full calendar year's worth of performance, it is not included.

Return Before Taxes shows the actual change in the value of fund shares over the time  periods  shown,  but  does  not  reflect  the  impact  of  taxes  on  fund distributions  or the sale of fund shares.  The two after-tax  returns take into account taxes that may be associated with owning fund shares. Return After Taxes on Distributions is a fund's actual performance, adjusted by the effect of taxes on distributions  made by the fund during the periods shown.  Return After Taxes on Distributions  and Sale of Fund Shares is further adjusted to reflect the tax impact on any change in the value of fund shares as if they had been sold on the last day of the period.

After-tax  returns are calculated using the historical  highest federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax  returns  depend on an  investor's  tax  situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold fund shares through tax-deferred arrangements such as 401(k) plans or IRAs. After-tax returns are shown only for  High-Yield's  Investor Class and Diversified  Bond's
Institutional Class. After-tax returns for other share classes will vary.

The  benchmarks  are  unmanaged  indices  that have no  operating  costs and are included in the table for performance comparison.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003

                                         1 YEAR       5 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
High-Yield

Return Before Taxes                       20.14%        2.99%        2.47%

Return After Taxes on Distributions       17.03%       -0.58%       -1.05%

Return After Taxes on Distributions
  and Sale of Fund Shares                 12.99%        0.28%       -0.11%

CSFB High-Yield Index II(2)               27.94%        6.48%        5.53%
  (reflects no deduction for fees, expenses or taxes)
--------------------------------------------------------------------------------
1    THE INCEPTION DATE FOR HIGH-YIELD INVESTOR CLASS IS SEPTEMBER 30, 1997.

2    ON MAY 31, 2001, THE  DONALDSON,  LUFKIN,  &  JENRETTE (DLJ) HIGH YIELD
     INDEX,  HIGH-YIELD'S BENCHMARK SINCE INCEPTION,  BECAME KNOWN AS THE CREDIT
     SUISSE FIRST BOSTON (CSFB) HIGH YIELD INDEX II.

INVESTOR CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003

                                             1 YEAR             LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Diversified Bond

Return Before Taxes                           4.02%             5.46%

Lehman Brother's U.S. Aggregate  Index        4.10%             6.51%(2)

  (reflects no deduction for fees, expenses or taxes)

1    THE INCEPTION DATE FOR DIVERSIFIED BOND INVESTOR CLASS IS DECEMBER 2, 2001.

2    SINCE  NOVEMBER 30, 2001,  THE DATE  CLOSEST TO THE CLASS'S  INCEPTION  FOR
     WHICH DATA IS AVAILABLE.

INSTITUTIONAL CLASS

FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2003
                                       1 YEAR         5 YEARS   LIFE OF CLASS(1)
--------------------------------------------------------------------------------
Diversified Bond

Return Before Taxes                     4.22%      6.04%          6.39%

Return After Taxes on Distributions     2.60%      3.77%          N/A

Return After Taxes on Distributions
  and Sale of Fund Shares               2.91%      3.74%          N/A

Lehman Brother's U.S. Aggregate Index   4.10%      6.62%          6.97%(2)

  (reflects no deduction for fees, expenses or taxes)

1    THE INCEPTION DATE FOR  DIVERSIFIED  BOND  INSTITUTIONAL  CLASS IS APRIL 1,
     1993. ONLY FUNDS WITH  PERFORMANCE  INFORMATION FOR LESS THAN 10 YEARS SHOW
     AFTER-TAX RETURNS FOR LIFE OF CLASS.

2    SINCE MARCH 31, 1993,  THE DATE CLOSEST TO THE CLASS'S  INCEPTION FOR WHICH
     DATA IS AVAILABLE.

Performance  information  is designed to help you see how fund returns can vary.
Keep in mind that past performance (before and after taxes) does not predict how the funds will  perform in the  future.

For  current  performance  information,  including  yields,  please  call  us at
1-800-345-2021 or visit us at americancentury.com.

FEES AND EXPENSES

There are no sales loads, fees or other charges

o    to buy fund shares directly from American Century

o    to reinvest dividends in additional shares

o    to exchange into the same class of shares of other American Century funds

o    to redeem your shares (other than a $10 fee to redeem by wire)

The following  tables  describe the fees and expenses you may pay if you buy and hold shares of a fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

--------------------------------------------------------------------------------
Investor Class (all funds)

   Maximum Account Maintenance Fee                                      $25(1)
--------------------------------------------------------------------------------

1    APPLIES ONLY TO INVESTORS WHOSE TOTAL INVESTMENTS WITH AMERICAN CENTURY ARE
     LESS  THAN  $10,000.  SEE  ACCOUNT  MAINTENANCE  FEE UNDER  INVESTING  WITH
     AMERICAN CENTURY FOR MORE DETAILS.

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

                                       DISTRIBUTION                TOTAL ANNUAL
                         MANAGEMENT    AND SERVICE      OTHER     FUND OPERATING
                         FEE(1)        (12b-1)FEES     EXPENSES     EXPENSES

--------------------------------------------------------------------------------
High-Yield

   Investor Class         0.88%          None           0.00%(2)      0.88%

   Institutional Class    0.68%          None           0.00%(3)      0.68%

--------------------------------------------------------------------------------
Diversified Bond

   Investor Class         0.63%          None           0.01%(4)      0.64%

   Institutional Class    0.43%          None           0.01%(4)      0.44%

1    BASED ON ASSETS OF ALL CLASSES OF THE FUNDS  DURING EACH FUND'S MOST RECENT
     FISCAL YEAR. THE FUNDS HAVE STEPPED FEE SCHEDULES.  AS A RESULT, THE FUNDS'
     MANAGEMENT  FEE RATES  GENERALLY  DECREASE  AS FUND  ASSETS  INCREASE,  AND
     INCREASE AS FUND ASSETS DECREASE.

2    OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  TRUSTEES AND THEIR LEGAL  COUNSEL,  AS WELL AS INTEREST,  WERE
     LESS THAN 0.005% FOR THE MOST RECENT FISCAL YEAR.

3    OTHER  EXPENSES,  WHICH  INCLUDE  THE  FEES  AND  EXPENSES  OF  THE  FUND'S
     INDEPENDENT  TRUSTEES AND THEIR LEGAL  COUNSEL,  AS WELL AS  INTEREST,  ARE
     EXPECTED TO BE LESS THAN 0.005% FOR THE CURRENT FISCAL YEAR.

4    OTHER  EXPENSES  INCLUDE THE FEES AND  EXPENSES  OF THE FUNDS'  INDEPENDENT
     TRUSTEES AND THEIR LEGAL COUNSEL, AS WELL AS INTEREST.

EXAMPLE

The  examples in the table  below are  intended to help you compare the costs of investing  in a fund with the  costs of  investing  in other  mutual  funds.  Of course, your actual costs may be higher or lower. Assuming you . . .

o  invest $10,000 in the fund

o  redeem all of your shares at the end of the periods shown below

o  earn a 5% return each year

o  incur the same operating expenses as shown above

.. . . your cost of investing in the fund would be:

                            1 YEAR         3 YEARS       5 YEARS       10 YEARS
--------------------------------------------------------------------------------
High-Yield

  Investor Class             $90            $280          $486          $1,080

   Institutional Class       $69            $217          $378            $844

--------------------------------------------------------------------------------
Diversified Bond

   Investor Class            $65            $205          $356            $797

   Institutional Class       $45            $141          $246            $554
--------------------------------------------------------------------------------

OBJECTIVES, STRATEGIES AND RISKS

HIGH-YIELD FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

High-Yield seeks high current income by investing in a diversified  portfolio of high-yield corporate bonds and other debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

The fund  invests in  HIGH-YIELD  corporate  and other debt  securities  with an emphasis on securities that are rated below investment grade.

          A  HIGH-YIELD  SECURITY  IS ONE  THAT HAS BEEN  RATED  BELOW  THE FOUR
     HIGHEST  CATEGORIES  USED BY A  NATIONALLY  RECOGNIZED  STATISTICAL  RATING
     ORGANIZATION,  OR  DETERMINED  BY THE  INVESTMENT  ADVISOR TO BE OF SIMILAR
     QUALITY.  DETAILS OF THE FUND'S CREDIT  QUALITY  STANDARDS ARE DESCRIBED IN
     THE STATEMENT OF ADDITIONAL INFORMATION.

Under normal market conditions,  the fund managers will maintain at least 80% of the fund's total assets in high-yield corporate bonds and other debt instruments
(including income-producing convertible and preferred securities). The remaining assets may be invested in common stocks or other equity-related  securities. The fund buys securities that are below investment grade,  including  so-called junk bonds.  Issuers of these  securities  often have short  financial  histories  or questionable credit.

Up to 40% of the fund's total assets may be invested in fixed-income obligations of foreign issuers.  Under normal market  conditions,  the fund may invest up to
20% of its  assets,  and for  temporary  defensive  purposes,  up to 100% of its assets, in short-term money market instruments and U.S.  government  securities.
To the extent the fund assumes a defensive position, it will not be pursuing its investment objective.

The fund has no  average  maturity  limitations,  but it  typically  invests  in intermediate-term and long-term debt securities.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

The fund's  investments often have high credit risk, which helps the fund pursue a  higher  yield  than  more  conservatively  managed  bond  funds.  Issuers  of high-yield  securities are more vulnerable to real or perceived economic changes
(such as an economic  downturn or a prolonged  period of rising interest rates), political changes or adverse developments  specific to the issuer. These factors may be more  likely to cause an issuer of  low-quality  bonds to  default on its obligation to pay the interest and principal due under its securities.

The market for  lower-quality  debt securities is generally less liquid than the
market  for   higher-quality   securities.   Adverse   publicity   and  investor
perceptions,  as well as new and proposed laws, also may have a greater negative impact on the market for lower-quality securities.

Because the fund typically invests in intermediate-term and long-term bonds, the fund's interest rate risk is higher than for funds with shorter weighted average maturities,  such as money market and short-term bond funds.  See the discussion on page 10 for more information  about the effects of changing interest rates on the fund's portfolio.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

High-Yield  can  invest  up to  40% of  its  assets  in  securities  of  foreign
companies.   Foreign  securities  can  have  certain  unique  risks,   including
fluctuations  in  currency  exchange  rates,  unstable  political  and  economic structures,  reduced availability of public information, and the lack of uniform financial reporting and regulatory practices similar to those that apply to U.S.
issuers.

At any given time your  shares may be worth more or less than the price you paid for them. In other words, it is possible to lose money by investing in the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general,  funds that have higher  potential  income have higher potential loss.

DIVERSIFIED BOND FUND

WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

Diversified  Bond seeks a high level of income by investing in non-money  market debt securities.

HOW DOES THE FUND PURSUE ITS INVESTMENT OBJECTIVE?

Diversified  Bond invests at least 80% of its assets in high- and  medium-grade, non-money market debt securities. These securities, which may be payable in U.S.
or  foreign  currencies,  may  include  corporate  bonds and  notes,  government securities and securities backed by mortgages or other assets. Shorter-term debt securities round out the portfolio.

The fund invests most of its assets in INVESTMENT-GRADE  securities,  those that have  been  rated  in  one of the  top  four  credit  quality  categories  by an independent  rating  agency.  However,  up to 15% of the  fund's  assets  may be invested in securities  rated in the  fifth-highest  category by an  independent rating  agency,  or  determined  to be of  comparable  quality  by the  advisor.
Corporations  usually issue these securities to finance  existing  operations or expand their businesses.

          AN  INVESTMENT-GRADE  SECURITY  IS  ONE  THAT  HAS  BEEN  RATED  BY AN
     INDEPENDENT  RATING  AGENCY IN ITS TOP FOUR CREDIT  QUALITY  CATEGORIES  OR
     DETERMINED BY THE ADVISOR TO BE OF COMPARABLE  CREDIT  QUALITY.  DETAILS OF
     THE FUND'S  CREDIT  QUALITY  STANDARDS  ARE  DESCRIBED IN THE  STATEMENT OF
     ADDITIONAL INFORMATION.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The weighted average maturity of the fund's portfolio must be three and one-half years or longer.  During periods of rising interest rates, the fund managers may adopt a shorter  portfolio  maturity in order to reduce the effect of bond price declines on the fund's value.  When  interest  rates are falling and bond prices are rising, they may adopt a longer portfolio maturity.

For more information  about the fund's credit quality standards and about credit risk, please see BASICS OF FIXED-INCOME INVESTING beginning on page x.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

When  interest  rates change,  Diversified  Bond's share value will be affected.
Generally,  when interest rates rise,  the fund's share value will decline.  The opposite is true when interest rates decline.  This interest rate risk is higher for  Diversified  Bond  than  for  funds  that  have  shorter  weighted  average maturities, such as money market and short-term bond funds.

Although  most  of  the  securities  purchased  by the  fund  are  quality  debt securities  at the time of  purchase,  the fund may invest part of its assets in securities rated in the lowest  investment-grade  category (e.g., BBB) and up to
15% of its assets in securities  rated in the fifth  category  (e.g.,  BB). As a result, the fund has some credit risk.  Although their securities are considered investment  grade,  issuers of BBB-rated  securities  (and securities of similar quality) are more likely to have problems making interest and principal payments than issuers of  higher-rated  securities.  Issuers of BB-rated  securities (and securities of similar  quality) are considered  even more  vulnerable to adverse business,  financial or economic  conditions  that could lead to difficulties in making timely payments of principal and interest.

The fund may invest in debt  securities  backed by  mortgages  or assets such as credit card receivables.  These underlying obligations may be prepaid, as when a homeowner  refinances a mortgage to take advantage of declining  interest rates.
If so, the fund must reinvest  prepayments at current  rates,  which may be less than the rate of the prepaid mortgage. Because of this prepayment risk, the fund may benefit less from declining  interest  rates than funds of similar  maturity that invest less heavily in mortgage- and asset-backed securities.

Diversified  Bond may invest in the  securities  of foreign  companies.  Foreign securities can have certain  unique risks,  including  fluctuations  in currency exchange rates, unstable political and economic structures, reduced availability of  public  information,  and  the  lack  of  uniform  financial  reporting  and regulatory practices similar to those that apply to U.S. issuers.

The use of derivative  instruments  involves risks  different  from, or possibly greater than, the risks  associated  with  investing  directly in securities and other  traditional  instruments.  Derivatives  are  subject to a number of risks including,  liquidity, interest rate, market, and credit risk. They also involve the risk of mispricing or improper valuation, the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index,  and the risk of default  or  bankruptcy  of the other  party to the swap
agreement.   Gains  or  losses  involving  some  futures,   options,  and  other
derivatives  may be  substantial  - in part  because a  relatively  small  price movement in these  securities may result in an immediate and substantial gain or loss for the fund.

The fund's share value will fluctuate. As a result, it is possible to lose money by investing in the fund. In general,  funds that have higher  potential  income have higher potential loss.

In the event of exceptional  market or economic  conditions,  the fund may, as a temporary  defensive measure,  invest all or a substantial portion of its assets in  cash or  cash-equivalent  securities.  To the  extent  the  fund  assumes  a defensive position, it will not be pursuing its objective.

BASICS OF FIXED-INCOME INVESTING

DEBT SECURITIES

When a fund buys a debt  security,  also called a fixed-income  security,  it is essentially  lending money to the security's issuer.  Notes,  bonds,  commercial paper and U.S.  Treasury  securities are examples of debt securities.  After the debt  security is first sold by the  issuer,  it may be bought and sold by other investors.  The  price  of the  debt  security  may  rise or fall  based on many factors, including changes in interest rates, liquidity and credit quality.

The fund managers decide which debt securities to buy and sell by

o    determining   which  debt   securities   help  a  fund  meet  its  maturity
     requirements

o    identifying debt securities that satisfy a fund's credit quality standards

o    evaluating current economic conditions and assessing the risk of inflation

o    evaluating  special features of the debt securities that may make them more or less attractive

WEIGHTED AVERAGE MATURITY

Like most loans, debt securities eventually must be repaid or refinanced at some date.  This date is called the maturity  date. The number of days left to a debt security's  maturity  date is called the remaining  maturity.  The longer a debt security's  remaining  maturity,  generally  the more  sensitive its price is to changes in interest rates.

Because a bond fund will own many debt securities,  the fund managers  calculate the average of the remaining maturities of all the debt securities the fund owns to evaluate the interest rate sensitivity of the entire portfolio.  This average is  weighted  according  to the size of the fund's  individual  holdings  and is called  the  weighted  average  maturity.  The  following  chart  shows how fund managers  would  calculate the weighted  average  maturity for a fund that owned only two debt securities.

                            AMOUNT OF     PERCENT OF    REMAINING     WEIGHTED
                         SECURITY OWNED   PORTFOLIO      MATURITY     MATURITY

Debt Security A             $100,000        25%            4 years     1 year

Debt Security B             $300,000        75%           12 years     9 years

Weighted Average Maturity                                             10 years

TYPES OF RISK

The basic types of risk the funds face are described below.

INTEREST RATE RISK

Generally,  interest  rates and the prices of debt  securities  move in opposite directions.  When interest rates fall, the prices of most debt securities  rise;
when interest  rates rise,  prices fall.  Because the funds invest  primarily in debt securities,  changes in interest rates will affect the funds'  performance.
This sensitivity to interest rate changes is called interest rate risk.

The degree to which interest rate changes affect fund performance  varies and is related to the weighted average maturity of a particular fund. For example, when interest  rates rise, you can expect the share value of a long-term bond fund to fall more than that of a short-term  bond fund. When rates fall, the opposite is true.

The following table shows the likely effect of a 1% (100 basis points)  increase in interest rates on the price of 7% coupon bonds of differing maturities:

REMAINING MATURITY     CURRENT PRICE   PRICE AFTER 1% INCREASE   CHANGE IN PRICE

1 year                   $100.00              $99.06                  -0.94%

3 years                  $100.00              $97.38                  -2.62%

10 years                 $100.00              $93.20                  -6.80%

30 years                 $100.00              $88.69                 -11.31%

CREDIT RISK

Credit risk is the risk that an obligation won't be paid and a loss will result.
A high  credit  rating  indicates  a high  degree of  confidence  by the  rating organization  that  the  issuer  will  be able to  withstand  adverse  business, financial or economic  conditions  and make interest and  principal  payments on time. Generally,  a lower credit rating indicates a greater risk of non-payment.
A lower  rating also may  indicate  that the issuer has a more senior  series of debt  securities,  which  means that if the issuer has  difficulties  making its payments,  the more senior  series of debt is first in line for payment.  Credit quality  may be lower  when the  issuer  has any of the  following:  a high debt level, a short operating history,  a difficult,  competitive  environment,  or a less stable cash flow.

The fund managers do not invest solely on the basis of a debt security's  credit rating; they also consider other factors,  including  potential returns.  Higher credit ratings usually mean lower interest rate payments,  so the managers often purchase debt securities that aren't the highest rated to increase return.  If a fund purchases lower-rated debt securities, it assumes additional credit risk.

LIQUIDITY RISK

Debt securities can become  difficult to sell, or less liquid,  for a variety of reasons,  such as lack of an active trading market.  The chance that a fund will have difficulty selling its debt securities is called liquidity risk.

The funds  engage in a variety of  investment  techniques  as they pursue  their investment objectives. Each technique has its own characteristics,  and may pose some level of risk to the  funds.  To learn more  about  these  techniques,  you
should  review  the  Statement  of  Additional   Information  before  making  an
investment.

MANAGEMENT

WHO MANAGES THE FUNDS?

The Board of  Trustees,  investment  advisor and fund  management  team play key roles in the management of the funds.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about the funds'  operations.  Although the Board of
Trustees does not manage the funds, it has hired an investment advisor to do so.
More than  three-fourths  of the trustees are independent of the funds' advisor;
that is, they are not employed by and have no financial interest in the advisor.

THE INVESTMENT ADVISOR

The funds' investment  advisor is American Century Investment  Management,  Inc.
The advisor has been managing  mutual funds since 1958 and is  headquartered  at
4500 Main Street, Kansas City, Missouri 64111.

The advisor is responsible  for managing the investment  portfolios of the funds and directing the purchase and sale of their investment securities.  The advisor also arranges for transfer agency,  custody and all other services necessary for the funds to operate.

For the  services it provided to the funds  during the most recent  fiscal year, the  advisor  received a unified  management  fee based on a  percentage  of the average net assets of the specific  class of shares of the funds.  The amount of the management fee for a fund is determined  monthly on a  class-by-class  basis using a two-step  formula  that takes into  account the funds'  strategy  (money market,  bond or equity) and the total  amount of mutual fund assets the advisor manages. The management fee is paid monthly in arrears.

The Statement of Additional  Information contains detailed information about the calculation of each fund's  management  fee. Out of each fund's fee, the advisor paid all expenses of managing and operating the funds except brokerage expenses, taxes,  portfolio  insurance,  interest,  fees and  expenses of the  independent trustees (including legal counsel fees), and extraordinary  expenses.  A portion of each fund's  management fee may be paid by the fund's advisor to unaffiliated third parties who provide  recordkeeping and administrative  services that would otherwise be performed by an affiliate of the advisor.

MANAGEMENT FEES PAID BY THE FUNDS
TO THE ADVISOR AS A PERCENTAGE
OF AVERAGE NET ASSETS FOR THE
MOST RECENT FISCAL YEAR ENDED
MARCH 31, 2004                        INVESTOR CLASS        INSTITUTIONAL CLASS

High-Yield                                0.88%                 N/A

Diversified Bond                          0.63%                 0.43%

The  Institutional  Class of High-Yield was not in operation for the fiscal year ended March 31, 2004. The High-Yield  Institutional Class will pay the advisor a unified  management  fee  calculated by adding the  Investment  Category Fee and
Institutional Class Complex Fee from the following schedules:

Investment Category Fee Schedule for High-Yield

CATEGORY ASSETS                          FEE RATE
--------------------------------------------------------------------------------
First $1 billion                         0.6600%
Next $1 billion                          0.6080%
Next $3 billion                          0.5780%
Next $5 billion                          0.5580%
Next $15 billion                         0.5450%
Next $25 billion                         0.5430%
Thereafter                               0.5425%

Institutional Class Complex Fee Schedule

CATEGORY ASSETS                          FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                       0.1100%
Next $7.5 billion                        0.1000%
Next $15.0 billion                       0.0985%
Next $25.0 billion                       0.0970%
Next $50.0 billion                       0.0960%
Next $100.0 billion                      0.0950%
Next $100.0 billion                      0.0940%
Next $200.0 billion                      0.0930%
Next $250.0 billion                      0.0920%
Next $500.0 billion                      0.0910%
Thereafter                               0.0900%

THE FUND MANAGEMENT TEAM

The advisor uses a team of portfolio managers,  assistant portfolio managers and analysts  to manage the  funds.  The team meets  regularly  to review  portfolio holdings  and discuss  purchase  and sale  activity.  Team  members buy and sell securities  for the  funds as they  see fit,  guided  by the  funds'  investment objectives and strategy.

The funds are managed by the Taxable  Bond team,  whose  members are  identified below.

G. DAVID MACEWEN
Mr. MacEwen,  Chief Investment Officer - Fixed Income and Senior Vice President,
supervises the American  Century  Taxable Bond team. He has been a member of the team since  July 2001.  He joined  American  Century in May 1991 as a  Municipal
Portfolio  Manager.  He  has  a  bachelor's  degree  in  economics  from  Boston
University and an MBA in finance from the University of Delaware.

ROBERT V. GAHAGAN
Mr.  Gahagan,  Senior Vice President and Senior  Portfolio  Manager,  has been a member of the team since October 1986. He joined  American  Century in 1983 as a
Fixed-Income  Analyst and was promoted to Portfolio  Manager in August 1991.  He has a bachelor's  degree in economics and an MBA from the University of Missouri
- Kansas City.

JEREMY FLETCHER
Mr.  Fletcher,  Vice President and Portfolio  Manager,  has been a member of the team since  August  1997.  He joined  American  Century  in  October  1991 as an
Investor  Relations  Representative.  He has bachelor's degrees in economics and mathematics from Claremont McKenna College. He is a CFA charterholder.

ALEJANDRO H. AGUILAR
Mr. Aguilar,  Vice President and Senior Portfolio Manager,  has been a member of the team  since  joining  American  Century in  October  2003.  Prior to joining
American  Century,  he was an Investment  Officer with CalPERS from July 2002 to
September  2003 and Director of Portfolio  Management at TIAA-CREF from May 1997 to April 2002. He has a bachelor's  degree in economics  from the  University of
Michigan. He is a CFA charterholder.

CASEY COLTON
Mr. Colton,  Vice President and Senior Portfolio  Manager,  has been a member of the team since January 1994. Mr. Colton joined American  Century in 1990. He has a bachelor's  degree in business  administration  from San Jose State University and a master's  degree from the University of Southern  California.  He is a CFA charterholder and a Certified Public Accountant.

MICHAEL DIFLEY
Mr. Difley, Vice President and Portfolio Manager,  has been a member of the team since September 1997. He joined American  Century as a Senior  Corporate  Credit
Analyst in July 1996 and was promoted to Portfolio  Manager in November 2001. He has a B.S. in business  administration  (finance  concentration) from California
Polytechnic  State  University  - San  Luis  Obispo.  He is a  Certified  Public
Accountant and a CFA charterholder.

JEFFREY L. HOUSTON
Mr. Houston,  Vice President and Senior Portfolio Manager,  has been a member of the team since June 1995. He joined American Century as an Investment Analyst in
November  1990 and was promoted to Portfolio  Manager in 1994. He has a bachelor of arts from the University of Delaware and an MPA from Syracuse University.  He is a CFA charterholder.

BRIAN HOWELL
Mr. Howell, Vice President and Portfolio Manager,  has been a member of the team since May 1998. He joined American  Century in 1988. He has a bachelor's  degree in  mathematics/statistics  and an MBA  from  the  University  of  California  -
Berkeley.

JAMES E. PLATZ
Mr. Platz, Vice President and Senior Portfolio Manager, has been a member of the team since joining  American  Century in October 2003. Prior to joining American
Century, he was a Vice President and Senior Portfolio Manager at Standish Mellon
Asset  Management from July 1995 to September 2003. He has bachelor's  degree in economics and history from the University of California - Berkeley and an MBA in finance from the University of Southern California. He is a CFA charterholder.

JOHN F. WALSH
Mr. Walsh, Portfolio Manager, has been a member of the team since February 1996.
He joined  American  Century in February 1996 as an  Investment  Analyst and was
promoted to Portfolio  Manager in September 1997. He has a bachelor's  degree in marketing from Loyola Marymount  University and an MBA in finance from Creighton
University.

CODE OF ETHICS

American  Century has a Code of Ethics  designed to ensure that the interests of fund  shareholders come before the interests of the people who manage the funds.
Among other  provisions,  the Code of Ethics  prohibits  portfolio  managers and other investment  personnel from buying securities in an initial public offering or profiting from the purchase and sale of the same security  within 60 calendar
days.  It  also  contains   limits  on  short-term   transactions   in  American
Century-managed  funds.  In  addition,  the Code of  Ethics  requires  portfolio managers and other  employees with access to  information  about the purchase or sale of securities by the funds to obtain  approval before  executing  permitted personal trades.

FUNDAMENTAL INVESTMENT POLICIES

Fundamental  investment  policies  contained  in  the  Statement  of  Additional
Information  and the  investment  objectives  of the  funds  may not be  changed without  shareholder  approval.  The  Board of  Trustees  may  change  any other policies and investment strategies.

INVESTING WITH AMERICAN CENTURY

SERVICES AUTOMATICALLY AVAILABLE TO YOU

Most accounts  automatically  will have access to the services listed below when the  account  is  opened.  If you do not want  these  services,  see  CONDUCTING
BUSINESS IN WRITING. If you have questions about the services that apply to your account type, please call us.

CONDUCTING BUSINESS IN WRITING

If you prefer to conduct  business in writing only, you can indicate this on the account  application.  If you  choose  this  option,  you must  provide  written instructions  to invest,  exchange  and  redeem.  All  account  owners must sign transaction  instructions (with signatures  guaranteed for redemptions in excess of $100,000).  If you want to add services  later,  you can complete an Investor
Service Options form. Investor Class shareholders who choose this option are not eligible to enroll for exclusive online account  management to waive the account maintenance fee. See ACCOUNT MAINTENANCE FEE in this section.

A NOTE ABOUT MAILINGS TO SHAREHOLDERS

To reduce the amount of mail you  receive  from us, we may deliver a single copy of certain investor documents (such as shareholder  reports and prospectuses) to investors who share an address,  even if accounts are registered under different names. If you prefer to receive multiple copies of these documents  individually addressed, please call 1-800-345-2021.  If you invest in American Century mutual funds  through a financial  intermediary,  please  contact  them  directly.  For
American Century Brokerage accounts, please call 1-888-345-2071.

YOUR RESPONSIBILITY FOR UNAUTHORIZED TRANSACTIONS

American Century and its affiliated companies use procedures reasonably designed to confirm that telephone,  electronic and other instructions are genuine. These procedures include recording telephone calls,  requesting  personalized security codes or other  information,  and sending  confirmation of  transactions.  If we follow these  procedures,  we are not  responsible for any losses that may occur due to unauthorized instructions.  For transactions conducted over the Internet, we recommend  the use of a secure  Internet  browser.  In  addition,  you should verify  the  accuracy  of your  confirmation  statements  immediately  after you receive them.

WAYS TO MANAGE YOUR ACCOUNT

--------------------------------------------------------------------------------
ONLINE
--------------------------------------------------------------------------------
americancentury.com

INVESTOR CLASS ONLY

OPEN AN ACCOUNT

If you are a current or new investor,  you can open an account by completing and submitting our online application. Current investors also can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Exchange shares from another American Century account.

MAKE ADDITIONAL INVESTMENTS

Make an additional  investment into an established  American  Century account if you have authorized us to invest from your bank account.

SELL SHARES*

Redeem shares and proceeds will be electronically transferred to your authorized bank account.

* ONLINE REDEMPTIONS UP TO $25,000 PER DAY.

--------------------------------------------------------------------------------
BY TELEPHONE
--------------------------------------------------------------------------------

INVESTOR CLASS                                       INSTITUTIONAL CLASS
Investor Relations                                   Service Representative
1-800-345-2021                                       1-800-345-3533
Business, Not-For-Profit and
Employer-Sponsored Retirement Plans
1-800-345-3533
Automated Information Line
1-800-345-8765

OPEN AN ACCOUNT

If you are a current investor, you can open an account by exchanging shares from another American Century account.

EXCHANGE SHARES

Call or use our Automated  Information  Line if you have authorized us to accept telephone  instructions.  The Automated  Information  Line is available  only to
Investor Class shareholders.

MAKE ADDITIONAL INVESTMENTS

Call or use our Automated  Information  Line if you have authorized us to invest from your bank account.  The  Automated  Information  Line is available  only to
Investor Class shareholders.

SELL SHARES

Call a Service Representative.

--------------------------------------------------------------------------------
BY WIRE
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

Please remember,  if you request  redemptions by wire, $10 will be deducted from the amount redeemed. Your bank also may charge a fee.

OPEN AN ACCOUNT

Call to set up your  account  or mail a  completed  application  to the  address provided in the BY MAIL OR FAX section. Give your bank the following information to wire money.

o    Our bank information

          Commerce Bank N.A.
          Routing No. 101000019
          Account No. Please call for the appropriate account number

o    The fund name

o    Your American Century account number, if known*

o    Your name

o    The contribution year (for IRAs only) *FOR ADDITIONAL INVESTMENTS ONLY

MAKE ADDITIONAL INVESTMENTS

Follow the BY WIRE-OPEN AN ACCOUNT instructions

SELL SHARES

You can receive redemption proceeds by wire or electronic transfer.

EXCHANGE SHARES
Not available.

--------------------------------------------------------------------------------
BY MAIL OR FAX
--------------------------------------------------------------------------------

INVESTOR CLASS                              INSTITUTIONAL CLASS
P.O. Box 419200                             P.O. Box 419385
Kansas City, MO 64141-6200                  Kansas City, MO 64141-6385

Fax                                         Fax
816-340-7962                                816-340-4655

OPEN AN ACCOUNT

Send a  signed,  completed  application  and  check or money  order  payable  to
American Century Investments.

EXCHANGE SHARES

Send written  instructions  to exchange  your shares from one  American  Century account to another.

MAKE ADDITIONAL INVESTMENTS

Send your check or money order for at least $50 with an investment  slip or $250 without an investment slip. If you don't have an investment  slip,  include your name, address and account number on your check or money order.

SELL SHARES

Send written  instructions or a redemption  form to sell shares.  Call a Service
Representative to request a form.

--------------------------------------------------------------------------------
AUTOMATICALLY
--------------------------------------------------------------------------------

INVESTOR AND INSTITUTIONAL CLASS

OPEN AN ACCOUNT

Not available.

EXCHANGE SHARES

Send written  instructions  to set up an automatic  exchange of your shares from one American Century account to another.

MAKE ADDITIONAL INVESTMENTS

With the  automatic  investment  service,  you can purchase  shares on a regular basis. You must invest at least $600 per year per account.

SELL SHARES

If you have at least $10,000 in your account,  you may sell shares automatically by establishing Check-A-Month or Automatic Redemption plans.

--------------------------------------------------------------------------------
IN PERSON
--------------------------------------------------------------------------------

INVESTOR CLASS ONLY

If you prefer to handle your  transactions in person,  visit one of our Investor
Centers  and a  representative  can help you open an  account,  make  additional investments, and sell or exchange shares.

4500 Main Street                         4917 Town Center Drive
Kansas City, Missouri                    Leawood, Kansas
8 a.m. to 5:30 p.m., Monday - Friday     8 a.m. to 6 p.m., Monday - Friday
                                         8 a.m. to noon, Saturday

1665 Charleston Road                     10350 Park Meadows Drive
Mountain View, California                Littleton, Colorado
8 a.m. to 5 p.m., Monday - Friday        8:30 a.m. to 5:30 p.m., Monday - Friday

MINIMUM INITIAL INVESTMENT AMOUNTS (INVESTOR CLASS)

To open an account,  the  minimum  initial  investment  amounts are $2,000 for a
Coverdell Education Savings Account (CESA), and $2,500 for all other accounts.

ACCOUNT MAINTENANCE FEE

If you hold Investor Class shares of any American Century fund, or Institutional
Class  shares of the  American  Century  Diversified  Bond fund,  in an American
Century account (i.e., not a financial intermediary or retirement plan account), we may charge you a $12.50  semiannual  account  maintenance fee if the value of those shares is less than  $10,000.  We will  determine the amount of your total eligible  investments  twice per year,  generally the last Friday in October and
April.  If the value of those  investments is less than $10,000 at that time, we will redeem shares  automatically in one of your accounts to pay the $12.50 fee.
Please note that you may incur a tax liability as a result of the redemption. In determining  your  total  eligible  investment  amount,  we  will  include  your investments  in all PERSONAL  ACCOUNTS  (including  American  Century  Brokerage accounts)  registered under your Social Security number.  We will not charge the fee as long as you choose to manage your accounts  exclusively  online.  You may enroll for exclusive online account management on our Web site. To find out more about exclusive online account management, visit americancentury.com/info/demo.

          PERSONAL  ACCOUNTS  INCLUDE  INDIVIDUAL   ACCOUNTS,   JOINT  ACCOUNTS,
     UGMA/UTMA ACCOUNTS,  PERSONAL TRUSTS,  COVERDELL EDUCATION SAVINGS ACCOUNTS
     AND  IRAS  (INCLUDING  TRADITIONAL,   ROTH,  ROLLOVER,  SEP-,  SARSEP-  AND
     SIMPLE-IRAS), BUT NO OTHER RETIREMENT ACCOUNTS . IF YOU HAVE ONLY BUSINESS,
     BUSINESS  RETIREMENT,  EMPLOYER-SPONSORED  OR  AMERICAN  CENTURY  BROKERAGE
     ACCOUNTS, YOU ARE CURRENTLY NOT SUBJECT TO THIS FEE, BUT YOU MAY BE SUBJECT
     TO OTHER FEES.

ELIGIBILITY FOR INSTITUTIONAL CLASS SHARES

The  Institutional  Class  shares  are  made  available  for  purchase  by large
institutional  shareholders  such  as  bank  trust  departments,   corporations,
retirement plans,  endowments,  foundations and financial advisors that meet the funds'  minimum  investment  requirements.  Institutional  Class  shares are not available for purchase by insurance  companies for variable annuity and variable life products.

MINIMUM INITIAL INVESTMENT AMOUNTS (INSTITUTIONAL CLASS)

The minimum  initial  investment  is $5 million ($3 million for  endowments  and foundations)  per fund. If you invest with us through a financial  intermediary, the minimum investment  requirement may be met by aggregating the investments of
various  clients  of  your  financial   intermediary.   The  minimum  investment
requirement may be waived if you or your financial intermediary,  if applicable, has an  aggregate  investment  in our family of funds of $10 million or more ($5 million for endowments and foundations).  In addition,  financial intermediaries or plan  recordkeepers  may  require  retirement  plans  to meet  certain  other conditions,  such as plan size or a minimum level of assets per participant,  in order to be eligible to purchase Institutional Class shares.

The  following  policies  apply  to  Investor  Class  and  Institutional   Class
shareholders.

REDEMPTIONS

Your redemption proceeds will be calculated using the NET ASSET VALUE (NAV) next determined after we receive your transaction request in good order.

          A FUND'S NET ASSET VALUE, OR NAV, IS THE PRICE OF THE FUND'S SHARES.

However,  we reserve the right to delay  delivery of  redemption  proceeds up to seven days. For example, each time you make an investment with American Century, there is a seven-day holding period before we will release  redemption  proceeds from those  shares,  unless you  provide  us with  satisfactory  proof that your purchase funds have cleared. For funds with CheckWriting privileges, we will not honor checks written  against shares subject to this seven-day  holding  period.
Investments  by wire generally  require only a one-day  holding  period.  If you change your address,  we may require that any redemption  request made within 15 days be submitted in writing and be signed by all authorized  signers with their signatures  guaranteed.  If you change  your bank  information,  we may impose a
15-day  holding  period before we will transfer or wire  redemption  proceeds to your bank. In addition,  we reserve the right to honor certain  redemptions with securities, rather than cash, as described in the next section.

SPECIAL REQUIREMENTS FOR LARGE REDEMPTIONS

If,  during any 90-day  period,  you redeem fund shares worth more than $250,000
(or 1% of the value of a fund's assets if that amount is less than $250,000), we reserve  the right to pay part or all of the  redemption  proceeds  in excess of this  amount in  readily  marketable  securities  instead  of in cash.  The fund managers would select these securities from the fund's  portfolio.  A payment in securities can help the fund's remaining shareholders avoid tax liabilities that they might otherwise have incurred had the fund sold  securities  prematurely to pay the entire redemption amount in cash.

We will value  these  securities  in the same manner as we do in  computing  the fund's net asset value. We may provide these  securities in lieu of cash without prior  notice.  Also,  if  payment  is made in  securities,  you may have to pay brokerage or other transaction costs to convert the securities to cash.

If your  redemption  would  exceed  this limit and you would like to avoid being paid in  securities,  please  provide us with an  unconditional  instruction  to redeem at least 15 days prior to the date on which the redemption transaction is to occur.  The instruction must specify the dollar amount or number of shares to be redeemed and the date of the  transaction.  This  minimizes the effect of the redemption on a fund and its remaining investors.

REDEMPTION OF SHARES IN LOW-BALANCE ACCOUNTS

If your account  balance falls below the minimum initial  investment  amount for any reason other than as a result of market fluctuation,  we will notify you and give you 90 days to meet the minimum.  For Investor Class shares,  if you do not meet the deadline,  American  Century reserves the right to redeem the shares in the account and send the  proceeds to your  address of record.  Please note that you may incur tax  liability as a result of the  redemption.  For  Institutional
Class  shares,  we reserve the right to convert  your  shares to Investor  Class shares of the same fund. The Investor Class shares have a unified management fee that is 0.20% higher than the Institutional Class.

SIGNATURE GUARANTEES

A signature  guarantee - which is  different  from a notarized  signature - is a warranty  that the  signature  presented is genuine.  We may require a signature guarantee for the following transactions:

o    Your  redemption  or  distribution   check,   Check-A-Month   or  automatic
     redemption is made payable to someone other than the account owners

o    Your redemption proceeds or distribution amount is sent by wire or EFT to a destination other than your personal bank account

o    You are transferring ownership of an account over $100,000

We reserve the right to require a signature guarantee for other transactions, at our discretion.

MODIFYING OR CANCELING AN INVESTMENT

Investment instructions are irrevocable. That means that once you have mailed or otherwise transmitted your investment instruction,  you may not modify or cancel
it. Each fund  reserves the right to suspend the offering of shares for a period of  time  and to  reject  any  specific  investment  (including  a  purchase  by exchange).  Additionally, we may refuse a purchase if, in our judgment, it is of a size that would disrupt the management of a fund.

ABUSIVE TRADING PRACTICES

We discourage excessive,  short-term trading and other abusive trading practices that may disrupt portfolio management  strategies and harm fund performance.  We take steps to reduce the frequency and effect of these  activities in our funds.
These steps include monitoring trading activity,  imposing trading  restrictions on certain accounts,  imposing  redemption fees on certain funds, and using fair value  pricing when current  market  prices are not  available.  Although  these efforts are designed to discourage abusive trading practices, these tools cannot eliminate the possibility that such activity will occur.  American Century seeks to  exercise  its  judgment  in  implementing  these  tools  to the  best of its abilities in a manner that it believes is consistent with shareholder interests.

American  Century uses a variety of techniques to monitor for and detect abusive trading  practices.  These techniques may change from time to time as determined by American  Century in its sole  discretion.  To minimize harm to the funds and their shareholders, we reserve the right to reject any purchase order (including exchanges)  from any  shareholder we believe has a history of abusive trading or whose trading,  in our judgment,  has been or may be disruptive to the funds. In making this judgment,  we may consider  trading done in multiple  accounts under common ownership or control.

Currently,  we  may  deem  the  sale  of  all  or  a  substantial  portion  of a shareholder's purchase of fund shares to be abusive if the sale is made

o    within seven days of the purchase, or

o    within 30 days of the purchase, if it happens more than once per year.

American Century  reserves the right, in its sole discretion,  to identify other trading practices as abusive.  In addition,  American Century reserves the right to  accept  purchases  and  exchanges  in  excess  of the  trading  restrictions discussed above if it believes that such transactions  would not be inconsistent with the best interests of fund shareholders or this policy.

Due to the complexity and subjectivity  involved in identifying  abusive trading activity and the volume of shareholder  transactions  American  Century handles, there can be no assurance  that  American  Century's  efforts will  identify all trades  or  trading  practices  that may be  considered  abusive.  In  addition,
American  Century's  ability to monitor trades that are placed by the individual shareholders  of omnibus  accounts  maintained  by financial  intermediaries  is severely limited because American Century does not have access to the underlying shareholder account  information.  However,  American Century monitors aggregate
trades   placed  in  omnibus   accounts   and  seeks  to  work  with   financial
intermediaries  to  discourage  shareholders  from  engaging in abusive  trading practices and to impose restrictions on excessive trades. There may be legal and technological  limitations on the ability of financial  intermediaries to impose restrictions on the trading  practices of their clients.  As a result,  American
Century's ability to monitor and discourage abusive trading practices in omnibus accounts may be limited.

INVESTING THROUGH FINANCIAL INTERMEDIARIES

If you do business  with us through a  financial  intermediary  or a  retirement plan,  your ability to purchase,  exchange,  redeem and transfer  shares will be affected by the policies of that entity. Some policy differences may include

o    minimum investment requirements

o    exchange policies

o    fund choices

o    cutoff time for investments

o    trading restrictions

Please  contact  your  FINANCIAL  INTERMEDIARY  or plan  sponsor  for a complete description  of its policies.  Copies of the funds' annual  reports,  semiannual reports  and  Statement  of  Additional  Information  are  available  from  your intermediary or plan sponsor.

          FINANCIAL  INTERMEDIARIES  INCLUDE  BANKS,  BROKER-DEALERS,  INSURANCE
     COMPANIES AND INVESTMENT ADVISORS.

Certain  financial   intermediaries  perform  recordkeeping  and  administrative services  for their  clients  that would  otherwise  be  performed  by  American
Century's  transfer  agent.  In some  circumstances,  the advisor  will pay such service providers a fee for performing those services. Also, the advisor and the fund's  distributor may make payments for various  additional  services or other expenses out of their past profits or other available sources. Such expenses may include distribution services, shareholder services or marketing, promotional or related  expenses.  The amount of any payments  described  by this  paragraph is determined by the advisor or the distributor and is not paid by you.

Although fund share  transactions  may be made directly with American Century at no charge,  you also may  purchase,  redeem and  exchange  fund  shares  through financial  intermediaries that charge a transaction-based or other fee for their services. Those charges are retained by the intermediary and are not shared with
American Century or the funds.

The funds have authorized  certain financial  intermediaries to accept orders on each fund's behalf.  American  Century has contracts  with these  intermediaries requiring  them to track the time  investment  orders are received and to comply with procedures relating to the transmission of orders.  Orders must be received by the  intermediary  on a fund's  behalf before the time the net asset value is determined  in order to receive  that day's  share  price.  If those  orders are transmitted  to American  Century and paid for in accordance  with the contract, they will be priced at the net asset value next determined after your request is received in the form required by the intermediary.

RIGHT TO CHANGE POLICIES

We  reserve  the right to change any stated  investment  requirement,  including those that relate to purchases,  exchanges and  redemptions.  We also may alter, add or discontinue any service or privilege. Changes may affect all investors or only those in certain classes or groups.

SHARE PRICE AND DISTRIBUTIONS

SHARE PRICE

American  Century  determines  the net asset  value (NAV) of each fund as of the close of regular trading on the New York Stock Exchange  (usually 4 p.m. Eastern time) on each day the  Exchange  is open.  On days when the  Exchange  is closed
(including certain U.S.  holidays),  we do not calculate the NAV. A fund share's
NAV is the current value of the fund's assets, minus any liabilities, divided by the number of fund shares outstanding.

If the advisor determines that the current market price of a security owned by a non-money  market fund is not readily  available,  the advisor may determine its
fair  value  in  accordance  with  procedures   adopted  by  the  fund's  board.
Circumstances  that may cause  the  advisor  to  determine  the fair  value of a security held by the fund include, but are not limited to:

o    an  event  occurs  after  the  close  of the  foreign  exchange  on which a portfolio  security  principally  trades,  but  before  the  close  of  the
     Exchange, that is likely to have changed the value of the security

o    a debt security has been declared in default

o    trading in a security has been halted during the trading day

o    the  demand  for the  security  (as  reflected  by its  trading  volume) is insufficient for quoted prices to be reliable

If such circumstances occur, the advisor may determine the security's fair value if the fair value  determination  would  materially  impact the fund's net asset value.  While fair value  determinations  involve  judgments that are inherently subjective,  these  determinations  are made in good  faith in  accordance  with procedures adopted by a fund's board.

Trading of  securities  in  foreign  markets  may not take  place  every day the
Exchange is open.  Also,  trading in some foreign markets and on some electronic trading networks may take place on weekends or holidays when a fund's NAV is not calculated. So, the value of a fund's portfolio may be affected on days when you can't purchase or redeem shares of the fund.

We will price your purchase,  exchange or redemption at the NAV next  determined after we receive your transaction request in GOOD ORDER.

          GOOD ORDER MEANS THAT YOUR INSTRUCTIONS HAVE BEEN RECEIVED IN THE FORM
     REQUIRED BY AMERICAN CENTURY. THIS MAY INCLUDE, FOR EXAMPLE,  PROVIDING THE
     FUND  NAME AND  ACCOUNT  NUMBER,  THE  AMOUNT  OF THE  TRANSACTION  AND ALL
     REQUIRED SIGNATURES.

DISTRIBUTIONS

Federal tax laws require a fund to make  distributions  to its  shareholders  in order to qualify as a regulated investment company. Qualification as a regulated investment  company  means  that a fund will not be  subject to state or federal income  tax on  amounts  distributed.  The  distributions  generally  consist of dividends and interest  received by a fund, as well as CAPITAL GAINS realized by a fund on the sale of its investment  securities.  Each fund pays  distributions from net income monthly.  Each fund generally pays  distributions  from realized capital gains, if any, once a year usually in December.  Each fund may make more frequent  distributions,  if  necessary,  to comply with  Internal  Revenue Code provisions.

          CAPITAL GAINS ARE INCREASES IN THE VALUES OF CAPITAL  ASSETS,  SUCH AS
     STOCK, FROM THE TIME THE ASSETS ARE PURCHASED.

You will participate in fund distributions when they are declared,  starting the next business day after your purchase is effective. For example, if you purchase shares on a day that a  distribution  is  declared,  you will not  receive  that distribution.  If you redeem shares, you will receive any distribution  declared on the  day  you  redeem.  If  you  redeem  all  shares,  we  will  include  any distributions received with your redemption proceeds.

Participants in tax-deferred  retirement plans must reinvest all  distributions.
For investors investing through taxable accounts, we will reinvest distributions unless you elect to have dividends and/or capital gains sent to another American
Century  account,  to your bank  electronically,  or to your home  address or to another person or address by check.

TAXES

The tax  consequences  of owning shares of a fund will vary depending on whether you own them through a taxable or tax-deferred  account. Tax consequences result from  distributions by a fund of dividend and interest income it has received or
capital  gains  it  has  generated  through  its  investment   activities.   Tax
consequences also may result when investors sell fund shares after the net asset value has increased or decreased.

TAX-DEFERRED ACCOUNTS

If you purchase fund shares through a tax-deferred  account, such as an IRA or a qualified  employer-sponsored  retirement  or savings  plan,  income and capital gains  distributions  usually  will not be subject to current  taxation but will accumulate in your account  under the plan on a  tax-deferred  basis.  Likewise, moving  from one fund to  another  fund  within a plan or  tax-deferred  account generally  will  not  cause  you to be  taxed.  For  information  about  the tax consequences of making purchases or withdrawals through a tax-deferred  account, please consult your plan  administrator,  your summary plan description or a tax advisor.

TAXABLE ACCOUNTS

If you own fund  shares  through  a  taxable  account,  you may be taxed on your investments if the fund makes distributions or if you sell your fund shares.

TAXABILITY OF DISTRIBUTIONS

Fund  distributions  may consist of income such as dividends and interest earned by a fund from its  investments,  or capital gains  generated by a fund from the sale of  investment  securities.  Distributions  of income are taxed as ordinary income,  unless they are designated as QUALIFIED  DIVIDEND INCOME and you meet a minimum  required  holding  period with  respect to your shares of the fund,  in which case distributions of income are taxed as long-term capital gains.

          QUALIFIED  DIVIDEND  INCOME IS A DIVIDEND  RECEIVED BY A FUND FROM THE
     STOCK OF A DOMESTIC OR QUALIFYING  FOREIGN  CORPORATION,  PROVIDED THAT THE
     FUND HAS HELD THE STOCK FOR A REQUIRED HOLDING PERIOD.

For capital gains and for income distributions  designated as qualified dividend income, the following rates apply:

                                       TAX RATE FOR 10%         TAX RATE FOR
TYPE OF DISTRIBUTION                   AND 15% BRACKETS       ALL OTHER BRACKETS

Short-term capital gains               Ordinary Income         Ordinary Income

Long-term capital gains (> 1 year)
and Qualified Dividend Income                5%                     15%

The tax status of any distributions of capital gains is determined by how long a fund held the  underlying  security that was sold, not by how long you have been invested in the fund, or whether you reinvest your  distributions  in additional shares or take them in cash.  For  taxable  accounts,  American  Century or your financial  intermediary will inform you of the tax status of fund  distributions for each calendar year in an annual tax mailing (Form 1099-DIV).

Distributions  also may be subject to state and local taxes.  Because everyone's tax  situation is unique,  you may want to consult your tax  professional  about federal, state and local tax consequences.

TAXES ON TRANSACTIONS

Your  redemptions -- including  exchanges to other American Century funds -- are subject to capital  gains tax.  The table above can provide a general  guide for your potential tax liability when selling or exchanging fund shares.  Short-term capital gains are gains on fund shares you held for 12 months or less. Long-term capital gains are gains on fund shares you held for more than 12 months. If your shares  decrease in value,  their sale or exchange will result in a long-term or short-term  capital loss.  However,  you should note that loss realized upon the sale or  exchange  of shares  held for six  months or less will be  treated as a long-term  capital loss to the extent of any  distribution of long-term  capital gain  to you  with  respect  to  those  shares.  If a loss  is  realized  on the redemption of fund shares,  the reinvestment in additional fund shares within 30 days before or after the redemption may be subject to the wash sale rules of the
Internal  Revenue Code.  This may result in a postponement of the recognition of such loss for federal income tax purposes.

If you  have  not  certified  to us that  your  Social  Security  number  or tax identification number is correct and that you are not subject to withholding, we are required to withhold and pay to the IRS the applicable  federal  withholding tax rate on  taxable  dividends,  capital  gains  distributions  and  redemption proceeds.

BUYING A DIVIDEND

Purchasing  fund shares in a taxable  account  shortly before a distribution  is sometimes known as buying a dividend.  In taxable accounts,  you must pay income taxes on the  distribution  whether you reinvest the  distribution or take it in cash. In addition,  you will have to pay taxes on the  distribution  whether the value of your  investment  decreased,  increased  or remained the same after you bought the fund shares.

The risk in buying a dividend is that the fund's  portfolio may build up taxable gains throughout the period covered by a distribution, as securities are sold at a profit. The fund distributes those gains to you, after subtracting any losses, even if you did not own the shares when the gains occurred.

If you buy a  dividend,  you incur the full tax  liability  of the  distribution period,  but you may not enjoy the full  benefit  of the gains  realized  in the fund's portfolio.

MULTIPLE CLASS INFORMATION

American Century offers six classes of shares of Diversified Bond and High-Yield through  financial  intermediaries:  Investor  Class, A Class, B Class, C Class,
Advisor Class and Institutional Class. The shares offered by this Prospectus are
Investor Class and Institutional Class shares.  Investor and Institutional Class shares  have no  up-front  or  deferred  charges,  commissions  or  12b-1  fees.
Institutional  Class  shares are offered  primarily  through  employer-sponsored retirement  plans,  or  through  institutions  like  banks,  broker-dealers  and insurance companies.

The other  classes have  different  fees,  expenses  and/or  minimum  investment requirements from the classes offered by this prospectus.  The difference in the fee structures between the classes is the result of their separate  arrangements for shareholder and  distribution  services and not the result of any difference in  amounts  charged  by the  advisor  for core  investment  advisory  services.
Accordingly,  the  core  investment  advisory  expenses  do not  vary by  class.
Different fees and expenses will affect performance.  For additional information concerning A, B, C or Advisor Class shares, call us at 1-800-378-9878.

You also can contact a sales representative or financial intermediary who offers those classes of shares.

Except as  described  below,  all  classes  of  shares of a fund have  identical
voting,  dividend,   liquidation  and  other  rights,  preferences,   terms  and
conditions.  The only  differences  among the  classes are (a) each class may be subject to  different  expenses  specific  to that  class;  (b) each class has a different  identifying  designation or name; (c) each class has exclusive voting rights with respect to matters solely  affecting such class;  (d) each class may have different exchange privileges;  (e) the Institutional Class may provide for automatic  conversion  from that class into shares of the Investor  Class of the same fund; and (f) the B Class provides for automatic conversion from that class into shares of the A Class of the same fund after eight years.

FINANCIAL HIGHLIGHTS

UNDERSTANDING THE FINANCIAL HIGHLIGHTS

The tables on the next few pages  itemize  what  contributed  to the  changes in share  price  during the most  recently  ended  fiscal  year.  It also shows the changes in share price for this period in  comparison  to changes  over the last five fiscal years or less, if the share class is not five years old.

On a per-share basis, each table includes as appropriate

o    share price at the beginning of the period

o    investment income and capital gains or losses

o    distributions of income and capital gains paid to investors

o    share price at the end of the period

Each table also includes some key statistics for the period as appropriate

o    TOTAL RETURN - the overall  percentage of return of the fund,  assuming the reinvestment of all distributions

o    EXPENSE  RATIO - the  operating  expenses  of the fund as a  percentage  of average net assets

o    NET INCOME RATIO - the net investment income of the fund as a percentage of average net assets

o    PORTFOLIO TURNOVER - the percentage of the fund's investment portfolio that is replaced during the period

The  Financial  Highlights  for  High-Yield  for the fiscal year ended March 31,
2004, the five-month  period ended March 31, 2003, and for the fiscal year ended
October 31, 2002, have been audited by  PricewaterhouseCoopers  LLP, independent accountants.  Their Independent Accountants' Report and the financial statements are included in the fund's Annual Report, which is available upon request. Prior years'  information  was audited by other  independent  auditors.

The Financial  Highlights for Diversified  Bond for the fiscal years ended March
31,   2004,   March  31,  2003  and  March  31,   2002  have  been   audited  by
PricewaterhouseCoopers   LLP,   independent   accountants.   Their   Independent
Accountants'  Report and the  financial  statements  are  included in the fund's
Annual Report,  which is available upon request.  Prior years'  information  was audited by other independent auditors.

High-Yield - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                           INVESTOR CLASS
--------------------------------------------------------------------------------
                        2004     2003(1)    2002     2001      2000     1999
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period    $6.13     $5.76     $6.18    $7.20     $8.54      $8.73
--------------------------------------------------------------------------------
Income From
Investment Operations
----------------------
  Net Investment
  Income                0.50      0.18      0.52     0.74      0.85       0.80
----------------------
  Net Realized and
  Unrealized
  Gain (Loss)           0.42      0.37     (0.42)   (0.97)    (1.39)     (0.18)
--------------------------------------------------------------------------------
  Total From
  Investment
  Operations            0.92      0.55      0.10    (0.23)    (0.54)      0.62
--------------------------------------------------------------------------------
Distributions
----------------------
  From Net
  Investment Income    (0.50)    (0.18)    (0.52)   (0.79)    (0.80)     (0.80)
----------------------
  From Net
  Realized Gains         --        --        --       --        --       (0.01)
--------------------------------------------------------------------------------
  Total Distributions  (0.50)    (0.18)    (0.52)   (0.79)    (0.80)     (0.81)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period          $6.55     $6.13     $5.76    $6.18     $7.20      $8.54
================================================================================
  TOTAL RETURN(2)      15.53%     9.61%     1.43%   (3.56)%   (7.08)%     7.03%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets              0.89%   0.88%(3)    0.90%     0.90%     0.90%     0.90%
----------------------
Ratio of Net
Investment Income
to Average Net Assets   7.82%   7.22%(3)    8.37%    10.88%    10.09%     8.90%
----------------------
Portfolio
Turnover Rate             80%        9%       80%      131%       77%       95%
----------------------
Net Assets,
End of Period
(in thousands)        $54,074   $78,223   $50,287   $34,150   $25,126   $33,537
--------------------------------------------------------------------------------

(1) November 1, 2002 through March 31, 2003. The fund's fiscal year was changed from October 31 to March 31, resulting in a five-month annual reporting period. For the years before 2003, the fund's fiscal year end was October 31.

(2) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(3) Annualized.

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31 (except as noted)
--------------------------------------------------------------------------------
                                                       INVESTOR CLASS
--------------------------------------------------------------------------------
                                               2004        2003      2002(1)
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value, Beginning of Period          $10.47       $9.98     $10.25
--------------------------------------------------------------------------------
Income From Investment Operations
-----------------------------------------
  Net Investment Income                         0.36(2)     0.48       0.17
-----------------------------------------
  Net Realized and
  Unrealized Gain (Loss)                        0.14        0.49      (0.27)
--------------------------------------------------------------------------------
  Total From Investment Operations              0.50        0.97      (0.10)
--------------------------------------------------------------------------------
Distributions
-----------------------------------------
  From Net Investment Income                   (0.37)      (0.48)     (0.17)
-----------------------------------------
  From Net Realized Gains                      (0.11)        --         --
--------------------------------------------------------------------------------
  Total Distributions                          (0.48)      (0.48)     (0.17)
--------------------------------------------------------------------------------
Net Asset Value, End of Period                $10.49      $10.47      $9.98
================================================================================
  TOTAL RETURN(3)                               4.92%       9.93%     (0.99)%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating Expenses
to Average Net Assets                           0.64%       0.64%    0.63%(4)
-----------------------------------------
Ratio of Net Investment Income
to Average Net Assets                           3.38%       4.67%    5.19%(4)
-----------------------------------------
Portfolio Turnover Rate                          324%        151%     136%(5)
-----------------------------------------
Net Assets, End of Period (in thousands)     $177,791    $198,835    $170,707
--------------------------------------------------------------------------------

(1) December 3, 2001 (acquisition date) through March 31, 2002.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. Total returns for periods less than one year are not annualized. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

(4) Annualized.

(5) Portfolio turnover is calculated at the fund level. Percentage indicated
    was calculated for the year ended March 31, 2002.

Diversified Bond - Financial Highlights

For a Share Outstanding Throughout the Years Ended March 31
--------------------------------------------------------------------------------
                                           INSTITUTIONAL CLASS
--------------------------------------------------------------------------------
                             2004       2003      2002        2001      2000
--------------------------------------------------------------------------------
PER-SHARE DATA
--------------------------------------------------------------------------------
Net Asset Value,
Beginning of Period        $10.47      $9.98     $10.12      $9.62    $10.10
--------------------------------------------------------------------------------
Income From
Investment Operations
------------------------
  Net Investment Income      0.38(2)    0.50       0.56       0.62      0.61
------------------------
  Net Realized and
  Unrealized Gain (Loss)     0.14       0.49      (0.09)      0.50     (0.48)
--------------------------------------------------------------------------------
  Total From
  Investment Operations      0.52       0.99       0.47       1.12      0.13
--------------------------------------------------------------------------------
Distributions
------------------------
  From Net
  Investment Income         (0.39)     (0.50)     (0.56)     (0.62)    (0.61)
------------------------
  From Net
  Realized Gains            (0.11)       --       (0.05)       --       --(1)
--------------------------------------------------------------------------------
  Total Distributions       (0.50)     (0.50)     (0.61)     (0.62)    (0.61)
--------------------------------------------------------------------------------
Net Asset Value,
End of Period              $10.49     $10.47      $9.98     $10.12     $9.62
================================================================================
  TOTAL RETURN(3)            5.13%     10.15%      4.76%     12.03%     1.30%

--------------------------------------------------------------------------------
RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------
Ratio of Operating
Expenses to Average
Net Assets                   0.44%      0.44%      0.44%      0.45%      0.45%
------------------------
Ratio of Net
Investment Income
to Average Net Assets        3.58%      4.87%      5.46%      6.31%      6.15%
------------------------
Portfolio Turnover Rate       324%       151%       136%       139%        64%
------------------------
Net Assets,
End of Period
(in thousands)            $309,579   $281,998   $202,476   $140,497   $103,192
--------------------------------------------------------------------------------

(1) Per-share amount was less than $0.005.

(2) Computed using average shares outstanding throughout the period.

(3) Total return assumes reinvestment of net investment income and capital gains distributions, if any. The total return of the classes may not precisely reflect the class expense differences because of the impact of calculating the net asset values to two decimal places. If net asset values were calculated to three decimal places, the total return differences would more closely reflect the class expense differences. The calculation of net asset values to two decimal places is made in accordance with SEC guidelines and does not result in any gain or loss of value between one class and another.

NOTES

NOTES

NOTES

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

Annual and Semiannual Reports

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

Statement of Additional Information (SAI)

The SAI contains a more detailed,  legal  description of the funds'  operations, investment  restrictions,  policies and practices.  The SAI is  incorporated  by reference  into this  Prospectus.  This means  that it is  legally  part of this
Prospectus, even if you don't request a copy.

You may obtain a free copy of the SAI or annual and semiannual reports,  and ask questions about the funds or your accounts,  by contacting  American  Century at the address or telephone numbers listed below.

You also can get  information  about  the  funds  (including  the SAI)  from the
Securities and Exchange  Commission  (SEC). The SEC charges a duplicating fee to provide copies of this information.

IN PERSON                   SEC Public Reference Room
                            Washington, D.C.
                            Call 202-942-8090 for location and hours.

ON THE INTERNET             o EDGAR database at sec.gov

                            o By email request at publicinfo@sec.gov

BY MAIL                     SEC Public Reference Section
                            Washington, D.C. 20549-0102

This  Prospectus  shall not constitute an offer to sell  securities of a fund in any state,  territory,  or other  jurisdiction  where the fund's shares have not been registered or qualified for sale, unless such registration or qualification is not required,  or under any circumstances in which such offer or solicitation would be unlawful.

FUND REFERENCE             FUND CODE         TICKER            NEWSPAPER LISTING

--------------------------------------------------------------------------------
High-Yield
   Investor Class            101             ABHIX               HighYld

   Institutional Class
--------------------------------------------------------------------------------
Diversified Bond
   Investor Class            149             ADFIX               DivBnd

  Institutional Class        349             ACBPX               DivBnd
--------------------------------------------------------------------------------

Investment Company Act File No. 811-0816

AMERICAN CENTURY INVESTMENTS
americancentury.com
Investor Class                              Institutional Class
P.O. Box 419200                             P.O. Box 419385
Kansas City, Missouri 64141-6200            Kansas City, Missouri 64141-6385
1-800-345-2021 or 816-531-5575              1-800-345-3533 or 816-531-5575
0408
SH-PRS-xxx

American Century Investments
statement of
additional information

August 1, 2004

AMERICAN CENTURY INVESTMENT TRUST

Premium Money Market Fund

Diversified Bond Fund

Prime Money Market Fund

High-Yield Fund

This  Statement of Additional  Information  adds to the discussion in the funds'
Prospectuses  dated August 1, 2004,  but is not a  prospectus.  The Statement of
Additional  Information  should be read in  conjunction  with the funds' current
Prospectuses. If you would like a copy of a Prospectus, please contact us at one of the addresses or telephone numbers listed on the back cover or visit American
Century's Web site at americancentury.com.

This  Statement of  Additional  Information  incorporates  by reference  certain information that appears in the funds' annual and semiannual reports,  which are delivered to all  shareholders.  You may obtain a free copy of the funds' annual or semiannual reports by calling 1-800-345-2021.

American Century
Investment Services, Inc.

Table of Contents

The Funds' History............................................................xx

Fund Investment Guidelines....................................................xx
      Prime Money Market and Premium Money Market.............................xx
      Diversified Bond........................................................xx
      High-Yield..............................................................xx

Fund Investments and Risks....................................................xx
      Investment Strategies and Risks.........................................xx
      Investment Policies.....................................................xx
      Portfolio Turnover......................................................xx
      Temporary Defensive Measures............................................xx

Management....................................................................xx
      The Board of Trustees...................................................xx
      Ownership of Fund Shares................................................xx
      Code of Ethics..........................................................xx
      Proxy Voting Guidelines.................................................xx

Funds' Principal Shareholders.................................................xx

Service Providers.............................................................xx
      Investment Advisor......................................................xx
      Transfer Agent and Administrator........................................xx
      Distributor.............................................................xx

Other Service Providers.......................................................xx
      Custodian Banks.........................................................xx
      Independent Accountants.................................................xx

Brokerage Allocation..........................................................xx
      Regular Broker-Dealers..................................................xx

Information about Fund Shares.................................................xx
      Multiple Class Structure................................................xx
      Buying and Selling Fund Shares..........................................xx
      Valuation of a Fund's Securities........................................xx

Taxes.........................................................................xx
      Federal Income Tax......................................................xx
      State and Local Taxes...................................................xx

Financial Statements..........................................................xx

Explanation of Fixed-Income Securities Ratings................................xx

THE FUNDS' HISTORY

American Century Investment Trust is a registered open-end management investment company that was organized as a  Massachusetts  business trust on June 16, 1993.
Until January  1997, it was known as Benham  Investment  Trust.  Throughout  the
Statement of Additional  Information,  we refer to American  Century  Investment
Trust as the Trust.

For accounting and  performance  purposes,  the Premium Money Market fund is the post-reorganization  successor  to  the  Premium  Capital  Reserve  and  Premium
Government  Reserve funds; the Diversified Bond fund is the  post-reorganization successor  to the Premium  Bond,  Intermediate-Term  Bond and Bond funds and the
High-Yield fund is the post-reorganization successor to the old High-Yield fund.
All  references  to fees and expenses  paid by the Premium Money Market fund and the  Diversified  Bond fund for the fiscal  year ended March 31,  2002,  include amounts paid by the Premium  Capital  Reserve  fund,  and the Premium Bond fund, respectively.  All references to fees and expenses paid by the  High-Yield  fund for the fiscal year ended  October 31, 2002,  represent  amounts paid by the old
High-Yield fund.

Each fund  described in this  Statement of Additional  Information is a separate series of the Trust and operates for many purposes as if it were an  independent company. Each fund has its own investment objective,  strategy, management team, assets, and tax identification and stock registration numbers.

FUND/CLASS                           TICKER SYMBOL            INCEPTION DATE
--------------------------------------------------------------------------------
Premium Money Market Fund

   Investor Class                      TCRXX                     04/01/1993
--------------------------------------------------------------------------------
Diversified Bond Fund

   Investor Class                      ADFIX                     12/03/2001

   Institutional Class                 ACBPX                     04/01/1993

   A Class                             CDBAX                     01/31/2003

   B Class                             CDBBX                     01/31/2003

   C Class                             CDBCX                     01/31/2003

   Advisor Class                       ADFAX                     12/03/2001
--------------------------------------------------------------------------------
High-Yield Fund

   Investor Class                      ABHIX                     09/30/1997

   Institutional Class                 N/A                       N/A

   A Class                             ACYAX                     01/31/2003

   B Class                             ACYBX                     01/31/2003

   C Class                             AHDCX                     12/10/2001

   Advisor Class                       AHYVX                     03/08/2002
--------------------------------------------------------------------------------
Prime Money Market Fund

   Investor Class                      BPRXX                     11/17/1993

   A Class                             APMXX                     01/31/2003

   B Class                             BPMXX                     01/31/2003

   C Class                             ARCXX                     05/07/2002

   Advisor Class                       ACAXX                     08/28/1998

FUND INVESTMENT GUIDELINES

This section  explains the extent to which the funds' advisor,  American Century
Investment Management,  Inc., can use various investment vehicles and strategies in managing a fund's assets. Descriptions of the investment techniques and risks associated  with each appear in the section,  INVESTMENT  STRATEGIES  AND RISKS, which  begins  on  page  x.  In the  case  of the  funds'  principal  investment strategies,  these  descriptions  elaborate  upon  discussion  contained  in the
Prospectuses.

Diversified  Bond and  High-Yield  are  diversified as defined in the Investment
Company Act of 1940.  Diversified  means that,  with respect to 75% of its total assets,  a fund  will  not  invest  more  than  5% of its  total  assets  in the securities  of a single  issuer or own more than 10% of the  outstanding  voting securities of a single issuer (other than the U.S. government).

Premium Money Market and Prime Money Market operate  pursuant to Rule 2a-7 under the Investment  Company Act of 1940 (the Investment  Company Act), which permits the valuation of portfolio securities on the basis of amortized cost. To rely on the rule,  the funds must be  diversified  with  regard to 100% of their  assets other than securities issued or guaranteed by the U. S. government. For purposes of Rule 2a-7,  diversified  means that the funds must not invest more than 5% of their total assets in securities of a single issuer,  or, with respect to 75% of assets, more than 10% of assets in securities  guaranteed by a single guarantor, other  than the U.S.  government,  although  they may  invest up to 25% of their total  assets in  securities  of a single  issuer  that are rated in the highest credit  quality  category  for a  period  of up to  three  business  days  after purchase.  The funds  also must not  invest  more than (a) the  greater of 1% of their total assets or $1 million in  securities  issued by a single  issuer that are rated in the second  highest credit  quality  category;  and (b) 5% of their total assets in securities rated in the second highest credit quality  category.
The funds are considered  diversified under the Investment  Company Act provided that they comply with the definition of diversified under Rule 2a-7.

Rule 2a-7 also  provides  regulatory  guidelines on quality and maturity for the money market  funds'  investments,  which are designed to help maintain a stable
$1.00 share price. In particular, Premium Money Market and Prime Money Market:

(1)  buy only U.S.  dollar-denominated  obligations with remaining maturities of
     397 days or less (and variable- and  floating-rate  obligations with demand features that effectively shorten their maturities to 397 days or less);

(2)  maintain a dollar-weighted  average portfolio  maturity of 90 days or less;
     and

(3)  restrict their  investments to high-quality  obligations  determined by the advisor to present minimal credit risks, pursuant to guidelines established by the Board of Trustees.

To be considered high-quality, an obligation must be one of the following:

(1)  a U.S. government obligation;

(2)  rated  within  the  two  highest  rating  categories  for  short-term  debt obligations  by at  least  two  nationally  recognized  statistical  rating organizations (or one if only one has rated the obligation);

(3)  issued by an issuer rated  within the two highest  rating  categories  with respect to a class of short-term debt obligations; or

(4)  an  unrated  obligation  judged  by the  advisor,  pursuant  to  guidelines established by the Board of Trustees, to be of comparable quality.

The fund  managers of Prime Money Market and Premium  Money Market intend to buy only obligations designated as first-tier securities as defined by the SEC; that is,  securities  with the highest  rating or unrated  securities  of  comparable quality.

To meet federal tax  requirements for  qualification  as a regulated  investment company,  each fund  must  limit  its  investments  so that at the close of each quarter of its taxable year:

(1)  no more than 25% of its total  assets are invested in the  securities  of a single  issuer (other than the U.S.  government  or a regulated  investment company); and

(2)  with  respect to at least 50% of its total  assets,  no more than 5% of its total assets are invested in the securities of a single issuer.

In  general,   within  the   restrictions   outlined  here  and  in  the  funds'
Prospectuses,  the fund  managers have broad powers to decide how to invest fund assets, including the power to hold them uninvested.

Investments are varied according to what is judged  advantageous  under changing economic conditions. It is the advisor's policy to retain maximum flexibility in management without restrictive provisions as to the proportion of one or another class of securities  that may be held,  subject to the  investment  restrictions described below. Subject to the specific  limitations  applicable to a fund, the fund  management  teams may invest the assets of each fund in varying amounts in other instruments,  such as those reflected in Table 1 beginning on page x, when such a course  is  deemed  appropriate  in order to  pursue a fund's  investment objective.

Premium Money Market and Prime Money Market have obtained private insurance that partially protects them against default of principal or interest payments on the instruments they hold, and against bankruptcy by issuers and credit enhancers of these  instruments.  Although the funds will be charged premiums by an insurance company  for  coverage  of  specified  types of losses  related  to  default  or bankruptcy on certain  securities,  the funds may incur losses regardless of the insurance.  The  insurance  does not  guarantee or insure that the funds will be able to maintain a stable net asset value of $1.00 per share.

PRIME MONEY MARKET AND PREMIUM MONEY MARKET

The funds buy high-quality  (first-tier),  U.S.  dollar-denominated money market instruments and other short-term  obligations of banks,  governments,  insurance companies and corporations.  Some of the funds' possible  investments are listed in the following  table.  The obligations  referenced in the table and the risks associated  with  investing in them are described in INVESTMENT  STRATEGIES  AND
RISKS, which begins on page.

ISSUERS                                     TYPES OF OBLIGATIONS

Domestic and foreign financial           Negotiable certificates of deposit,
institutions (e.g., banks,               bankers' acceptances, bank notes,
broker-dealers, insurance                funding agreements, and commercial
companies, leasing and financing         paper (including floating-rate
corporations)                            securities)

Domestic and foreign                     Commercial paper and short-term
nonfinancial corporations                corporate debt obligations (including
                                         fixed- and variable-rate notes and
                                         bonds)

U.S. government and its agencies         U.S. Treasury bills, notes, bonds and
and instrumentalities                    U.S. government agency obligations
                                         (including floating-rate agency
                                         securities)

Foreign governments and their            Commercial paper and discount notes
agencies and instrumentalities           (including floating-rate agency
                                         securities)

Under  normal  market  conditions,  25% or more of the funds'  total  assets are invested in obligations of issuers in the financial services industry.

All portfolio holdings are limited to those that, at the time of purchase,  have
received  a  rating  from  two   nationally   recognized   statistical   ratings
organizations,  or if rated by only one  agency,  from that one, in one of their two highest  short-term  categories  (including any  subcategories or gradations indicating  relative  standing),  or if they have no  short-term  rating  are of comparable  quality  to  such  a  rated  security,  as  determined  pursuant  to procedures adopted by the fund's Board of Trustees.

DIVERSIFIED BOND

Diversified  Bond seeks a high level of income by investing in non-money  market debt  securities.  Under normal market  conditions,  at least 80% of Diversified
Bond's assets will be invested in high- and  medium-grade  non-money market debt securities. Shorter-term debt securities round out the portfolio.

There  are no  maturity  restrictions  on the  individual  securities  in  which
Diversified  Bond may invest,  but the weighted  average  maturity of the fund's portfolio must be 3.5 years or longer.

Subject to the aggregate  portfolio  maturity  minimums,  the fund managers will actively manage the portfolio, adjusting the weighted average portfolio maturity in response to expected changes in interest rates.

During periods of rising interest rates, a shorter weighted average maturity may be adopted in order to reduce  the effect of bond price  declines  on the fund's net asset  value.  When  interest  rates are falling and bond prices  rising,  a longer weighted average portfolio maturity may be adopted.

To achieve its objective, Diversified Bond may invest in a diversified portfolio of high- and  medium-grade  debt  securities  payable in both U.S.  and  foreign currencies.  The fund may invest in securities  that at the time of purchase are rated  by a  nationally  recognized  statistical  rating  organization,  such as
Moody's Investor Services (Moody's) and Standard & Poor's (S&P), as follows:

EXAMPLES OF MINIMUM RATINGS

TYPE OF SECURITY           GENERAL CREDIT LIMIT         MOODY'S         S&P
--------------------------------------------------------------------------------
Short-term notes           two highest categories       MIG-2            SP-2

Corporate, sovereign
and municipal bonds        five highest categories      Ba               BB

Other types                two highest categories       P-2              A-2

The fund also may invest in unrated  securities if the fund  managers  determine that  they are of  equivalent  credit  quality.  The fund  also  may  invest  in derivative  instruments such as options,  futures contracts,  options on futures contracts,  and swap agreements  (including,  but not limited to, credit default swap agreements), or in mortgage- or asset-backed securities, provided that such investments are in keeping with the fund's investment objective.

Corporate,  sovereign  and  municipal  bonds  that  the  fund  may  buy  include securities  rated in the  fifth  highest  rating  category,  which  are known as
"medium-grade  securities."  Medium-grade  securities are somewhat  speculative.
While adverse economic  conditions or changing  circumstances are more likely to lead to a weakened  capacity to pay interest  and repay  principal by issuers of fourth-category-rated  securities (Moody's Baa, S&P's BBB), this sensitivity and  exposure  to adverse or  changing  economic  conditions  is  heightened  in fifth-category-rated  (Moody's Ba,  S&P's BB)  securities.  The fund may not invest more than 15% of its total assets in securities  rated Ba or BB (or their equivalent).

Diversified  Bond may  invest in U.S.  dollar-denominated  securities  issued or guaranteed  by the  U.S.  government  and its  agencies  and  instrumentalities.
Specifically, it may invest in (1) direct obligations of the United States, such as Treasury  bills,  notes and bonds,  which are supported by the full faith and credit of the United States;  and (2)  obligations  (including  mortgage-related securities) issued or guaranteed by agencies and  instrumentalities  of the U.S.
government.  These  agencies  and  instrumentalities  may  include,  but are not limited to, the  Government  National  Mortgage  Association,  Federal  National
Mortgage  Association,  Federal  Home Loan  Mortgage  Corporation,  Student Loan
Marketing  Association,  Federal Farm Credit Banks,  Federal Home Loan Banks and
Resolution  Funding  Corporation.  The  securities of some of these agencies and instrumentalities,  such as the Government  National Mortgage  Association,  are guaranteed  as to  principal  and  interest  by the  U.S.  Treasury,  and  other securities  are  supported by the right of the issuer,  such as the Federal Home
Loan Banks,  to borrow from the Treasury.  Other  obligations,  including  those issued by the Federal  National  Mortgage  Association and the Federal Home Loan
Mortgage Corporation, are supported only by the credit of the instrumentality.

HIGH-YIELD

The fund seeks high current  income by investing in a  diversified  portfolio of high-yield corporate bonds and other debt securities. The fund invests primarily in lower-rated, higher-yielding corporate bonds, debentures and notes, which are subject to greater  credit risk and  consequently  offer higher yield.  The fund also may purchase

o    government securities

o    zero-coupon, step-coupon and pay-in-kind securities

o    convertible securities

o    loan interests

o    common stock or other equity-related securities

o    short-term securities

Up to 40% of the fund's assets may be invested in foreign  securities.  The fund also may purchase and sell interest rate futures  contracts and related options.
See FUTURES AND OPTIONS, page x.

The fund also may invest in  derivative  instruments  such as  options,  futures contracts, options on futures contracts, and swap agreements (including, but not limited to, credit  default swap  agreements),  or in mortgage- or  asset-backed securities,  provided  that such  investments  are in  keeping  with the  fund's investment objective.

The securities purchased by the fund generally will be rated in the lower rating categories  of  recognized  rating  agencies,  as  low as C by  Moody's  or D by
S&P,  or will be unrated  securities  that the managers  deem of  comparable quality.  The  fund may hold  securities  with  higher  ratings  when the  yield differential between low-rated and higher-rated  securities narrows and the risk of loss may be reduced  substantially  with only a relatively small reduction in yield.  The fund will not invest more than 10% of its total assets in securities rated lower than B by both Moody's and S&P.

TABLE 1

An "X" in the table below  indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                                                         PRIME
                                 PREMIUM      DIVERSIFIED                MONEY
                               MONEY MARKET      BOND      HIGH-YIELD    MARKET

Commercial Paper                     X             X            X          X

Bank Obligations                     X             X            X          X

U.S. Government Securities           X             X            X          X

Structured and Derivative Securities X             X            X          X

Mortgage-Related Securities          X             X            X          X

Asset-Backed Securities                            X            X

Swap Agreements                      X             X            X          X

Inflation-Indexed
  Treasury Securities                              X            X

Variable- and
  Floating-Rate Instruments          X             X            X          X

Loan Participants                    X             X            X          X

Repurchase Agreements                X             X            X          X

Taxable Municipal Obligations        X             X            X          X

Portfolio Lending                 331/3%        331/3%       331/3%     331/3%

TABLE 1 (CONTINUED)

An "X" in the table below  indicates that the fund may invest in the security or employ the investment technique that appears in the corresponding row.

                                                                         PRIME
                                    PREMIUM     DIVERSIFIED              MONEY
                                  MONEY MARKET      BOND    HIGH-YIELD   MARKET

When-Issued and Forward-
  Commitment Agreement                 X            X          X           X

Restricted and Illiquid Securities    10%          15%        15%         10%

Short Sales                                         X          X

Futures & Options                                   X          X

Forward Currency Exchange Contracts                 X          X

Other Investment Companies            10%          10%        10%         10%

Municipal Notes                        X            X          X           X

Municipal Bonds                        X            X          X           X

Obligations with Term Puts Attached    X            X          X           X

Zero-Coupon and Step-Coupon            X            X          X           X

Pay-in-Kind Securities                                         X

Inverse Floaters                                    X          X

Loan Interests                                      X          X

Foreign Securities                     X            X         40%          X

Convertible Debt Securities                                    X

Short-Term Securities                  X            X          X           X

Equity Equivalents                                             X

Tender Option Bonds                                            X

FUND INVESTMENTS AND RISKS

INVESTMENT STRATEGIES AND RISKS

This section  describes  various  investment  vehicles and  techniques  the fund managers  can use in  managing  the funds'  assets.  It also  details  the risks associated with each because each investment  vehicle and technique  contributes to a fund's overall risk profile.

COMMERCIAL PAPER

The  funds may  invest  in  commercial  paper  (CP)  that is issued by  utility, financial,  and industrial  companies,  supranational  organizations and foreign governments  and their agencies and  instrumentalities.  Rating  agencies assign ratings  to CP issuers  indicating  the  agencies'  assessment  of credit  risk.
Investment-grade  CP ratings  assigned by three rating  agencies are provided in the following table.

                        MOODY'S INVESTORS     STANDARD           FITCH INVESTORS
                        SERVICE, INC.         & POOR'S           SERVICE, INC.

Highest Ratings         Prime-1               A-1/A-1+           F-1/F-1+

                        Prime-2               A-2                F-2

                        Prime-3               A-3                F-3

Some examples of CP and CP issuers are provided in the following paragraphs.

Domestic  CP is  issued  by  U.S.  industrial  and  finance  companies,  utility companies,  thrifts and bank holding companies. Foreign CP is issued by non-U.S.
industrial  and finance  companies  and  financial  institutions.  Domestic  and foreign  corporate  issuers  occasionally  have  the  underlying  support  of  a well-known,  highly rated commercial bank or insurance company.  Bank support is provided  in the form of a letter of credit  (an LOC) or  irrevocable  revolving credit  commitment  (an IRC).  Insurance  support is  provided  in the form of a surety bond.

Bank holding  company CP is issued by the holding  companies of many  well-known domestic banks,  including  Citicorp,  J.P. Morgan Chase & Company and First
Union  National Bank.  Bank holding  company CP may be issued by the parent of a money center or regional bank.

Thrift  CP is  issued  by major  federal  or  state-chartered  savings  and loan associations and savings banks.

Schedule B Bank CP is short-term,  U.S. dollar-denominated CP issued by Canadian subsidiaries  of  non-Canadian  banks  (Schedule  B  banks).  Whether  issued as commercial paper, a certificate of deposit or a promissory note, each instrument issued by a Schedule B bank ranks  equally  with any other  deposit  obligation.
Commercial  paper  issued by  Schedule B banks  provides  an  investor  with the comfort and reduced risk of a direct and unconditional  parental bank guarantee.
Schedule  B  instruments  generally  offer  higher  rates  than  the  short-term instruments of the parent bank or holding company.

Asset-backed CP is issued by corporations through special programs. In a typical program, a special purpose corporation (SPC),  created and/or serviced by a bank or other financial institution, uses the proceeds from an issuance of commercial paper  to  purchase  receivables  or  other  financial  assets  from one or more corporations  (sellers).  The sellers transfer their interest in the receivables or other financial  assets to the SPC, and the cash flow from the receivables or other  financial  assets is used to pay interest and principal on the commercial paper.  Letters of credit or other forms of credit  enhancement may be available to cover the risk that the cash flow  from the  receivables  or other  financial assets will not be sufficient to cover the maturing commercial paper.

BANK OBLIGATIONS

Negotiable  certificates of deposit (CDs) evidence a bank's  obligation to repay money  deposited  with it for a specified  period of time.  The following  table identifies the types of CDs the funds may buy.

CD TYPE          ISSUER

Domestic         Domestic offices of U.S. banks

Yankee           U.S. branches of foreign banks

Eurodollar       Issued in London by U.S., Canadian, European and Japanese banks

Schedule B       Canadian subsidiaries of non-Canadian banks

Bankers'  acceptances are used to finance foreign commercial trade.  Issued by a bank with an importer's name on them,  these  instruments  allow the importer to back up its own pledge to pay for  imported  goods with a bank's  obligation  to cover the transaction if the importer fails to do so.

Bank notes are senior unsecured  promissory notes issued in the United States by domestic commercial banks.

Time deposits are non-negotiable  bank deposits  maintained for up to seven days at a stated  interest  rate.  These  instruments  may be  withdrawn  on  demand, although early withdrawals may be subject to penalties.

The bank  obligations the fund managers may buy generally are not insured by the
FDIC or any other insurer.

U.S. GOVERNMENT SECURITIES

The funds may invest in U.S. government  securities,  including bills, notes and bonds  issued  by the U.S.  Treasury  and  securities  issued or  guaranteed  by agencies  or  instrumentalities  of the U.S.  government.  Some U.S.  government securities  are supported by the direct full faith and credit pledge of the U.S.
government;  others are  supported by the right of the issuer to borrow from the
U.S.  Treasury;  others,  such as  securities  issued  by the  Federal  National
Mortgage Association (FNMA), are supported by the discretionary authority of the
U.S. government to purchase the agencies' obligations;  and others are supported only by the credit of the issuing or guaranteeing  instrumentality.  There is no assurance  that  the  U.S.  government  will  provide  financial  support  to an instrumentality it sponsors when it is not obligated by law to do so.

STRUCTURED AND DERIVATIVE SECURITIES

To the extent permitted by its investment objectives and policies, each fund may invest in structured  securities and securities that are commonly referred to as derivative securities.

Structured  investments  involve the transfer of specified financial assets to a special  purpose  entity,  generally a corporation  or trust,  or the deposit of financial assets with a custodian,  and the issuance of securities or depository receipts backed by, or representing interests in, those assets.

Some structured investments are individually negotiated agreements or are traded over the  counter.  Structured  investments  may be  organized  and  operated to restructure the investment  characteristics of the underlying security. The cash flow on the underlying  instruments  may be  apportioned  among the newly issued
structured   securities  to  create   securities   with   different   investment
characteristics,  such as varying  maturities,  payment  priorities and interest rate provisions, and the extent of such payments made with respect to structured securities  is  dependent  on the  extent  of the  cash  flow on the  underlying instruments.  If the structured  security  involves no credit  enhancement,  its credit risk generally will be equivalent to that of the underlying instruments.

Structured   investments  include   asset-backed   securities,   commercial  and
residential  mortgage-backed securities, and collateralized mortgage securities, which are described more fully below.  Structured  investments  may also include securities backed by other types of collateral.

A derivative security is a financial arrangement the value of which is based on, or derived from,  the  performance of certain  underlying  assets or benchmarks, such as  equity  securities,  currencies,  interest  rates,  indices,  or  other financial or nonfinancial indicators.  The value of these securities,  and hence their  total  return,  is  typically  a function  of the price  movement  of the underlying asset or changes in the underlying benchmark.

There are many different types of derivative  securities and many different ways to use them.  Futures and  options are  commonly  used for  traditional  hedging purposes to attempt to protect a fund from exposure to changing  interest rates, securities prices or currency  exchange rates, and for cash management  purposes as a low-cost  method of gaining  exposure  to a  particular  securities  market without investing directly in those securities.

There  are a range  of risks  associated  with  investments  in  structured  and derivative securities, including:

o    the risk that the underlying security, interest rate, market index or other
     financial   asset  will  not  move  in  the  direction  the  fund  managers anticipate;

o    the  possibility  that  there may be no  liquid  secondary  market,  or the possibility that price  fluctuation  limits may be imposed by the exchange, either of which may make it difficult or impossible to close out a position when desired;

o    the risk that adverse price movements in an instrument can result in a loss substantially greater than a fund's initial investment; and

o    the risk that the issuer of the  structured  or  derivative  security  (the counterparty) will fail to perform its obligations.

In addition,  structured  securities are subject to the risk that the issuers of the  underlying  securities  may be unable or unwilling to repay  principal  and interest (credit risk), and requests by the issuers of the underlying securities to reschedule or  restructure  outstanding  debt and to extend  additional  loan amounts (prepayment risk).

The return on a derivative  security may  increase or decrease,  depending  upon changes  in the  reference  index  or  instrument  to  which  it  relates.  Some derivative  securities are in many respects like any other investment,  although they may be more volatile or less liquid than more traditional debt securities.

A fund  may not  invest  in a  structured  or  derivative  security  unless  the reference index, the underlying  assets or the instrument to which it relates is an eligible  investment for the fund. For example,  a security whose  underlying value is  linked  to the  price of oil  would  not be a  permissible  investment because the funds may not invest in oil and gas leases or futures.

To manage the risks of investing in structured  and derivative  securities,  the advisor has adopted,  and the Board of Trustees has approved, a policy regarding investments in derivative securities. That policy specifies factors that must be considered in connection with a purchase of derivative  securities and provides, among other  things,  that a fund may not invest in a derivative  security if it would be possible for a fund to lose more money than it had invested. The policy also establishes a committee that must review certain proposed  purchases before the  purchases  can be made. A fund may not invest in a structured or derivative security if its credit,  interest rate, liquidity,  counterparty and other risks associated  with  ownership of the security  are outside  acceptable  limits set forth in the fund's prospectus.

MORTGAGE-RELATED SECURITIES

BACKGROUND

A  mortgage-backed  security  represents  an  ownership  interest  in a pool  of mortgage loans. The loans are made by financial institutions to finance home and other real estate purchases. As the loans are repaid, investors receive payments of both interest and principal.

Like  fixed-income  securities  such as  U.S.  Treasury  bonds,  mortgage-backed securities  pay a stated  rate of  interest  during  the  life of the  security.
However,  unlike a bond, which returns principal to the investor in one lump sum at  maturity,  mortgage-backed  securities  return  principal to the investor in increments during the life of the security.

Because  the timing and speed of  principal  repayments  vary,  the cash flow on mortgage-backed  securities is irregular.  If mortgage holders sell their homes, refinance  their loans,  prepay their  mortgages or default on their loans,  the principal is distributed pro rata to investors.

As with other fixed-income securities,  the prices of mortgage-backed securities fluctuate in response to changing  interest rates; when interest rates fall, the prices of  mortgage-backed  securities rise, and vice versa.  Changing  interest rates have additional  significance for  mortgage-backed  securities  investors, however,  because they influence  prepayment  rates (the rates at which mortgage
holders   prepay  their   mortgages),   which  in  turn  affect  the  yields  on
mortgage-backed  securities.  When  interest  rates  decline,  prepayment  rates generally  increase.  Mortgage  holders  take  advantage of the  opportunity  to refinance  their  mortgages  at lower rates with lower  monthly  payments.  When interest  rates rise,  mortgage  holders are less  inclined to  refinance  their mortgages.  The effect of  prepayment  activity on yield  depends on whether the mortgage-backed security was purchased at a premium or at a discount.

A fund may receive  principal  sooner than it  expected  because of  accelerated prepayments. Under these circumstances, the fund might have to reinvest returned principal  at rates lower than it would have earned if principal  payments  were made  on  schedule.  Conversely,  a  mortgage-backed  security  may  exceed  its anticipated  life if  prepayment  rates  decelerate  unexpectedly.  Under  these circumstances,  a fund  might miss an  opportunity  to earn  interest  at higher prevailing rates.

GNMA CERTIFICATES

The Government National Mortgage  Association (GNMA) is a wholly owned corporate instrumentality  of the United States within the Department of Housing and Urban
Development.  The  National  Housing  Act of 1934  (Housing  Act),  as  amended, authorizes  GNMA to guarantee  the timely  payment of interest and  repayment of principal on certificates that are backed by a pool of mortgage loans insured by the Federal Housing  Administration  under the Housing Act, or by Title V of the
Housing Act of 1949 (FHA Loans),  or guaranteed  by the Veterans'  Affairs under the Servicemen's Readjustment Act of 1944 (VA Loans), as amended, or by pools of other eligible  mortgage loans. The Housing Act provides that the full faith and credit of the U.S.  government is pledged to the payment of all amounts that may be required to be paid under any  guarantee.  GNMA has  unlimited  authority  to borrow  from the U.S.  Treasury  in order  to meet its  obligations  under  this guarantee.

GNMA  certificates  represent  a pro rata  interest  in one or more pools of the following types of mortgage loans:  (a) fixed-rate level payment mortgage loans;
(b) fixed-rate  graduated payment mortgage loans (GPMs);  (c) fixed-rate growing
equity  mortgage  loans  (GEMs);  (d)  fixed-rate   mortgage  loans  secured  by
manufactured (mobile) homes (MHs); (e) mortgage loans on multifamily residential
properties  under   construction   (CLCs);   (f)  mortgage  loans  on  completed
multifamily  projects  (PLCs);  (g) fixed-rate  mortgage loans that use escrowed funds to reduce the borrower's  monthly  payments  during the early years of the mortgage loans (buydown mortgage loans); and (h) mortgage loans that provide for payment  adjustments  based on periodic  changes in  interest  rates or in other payment terms of the mortgage loans.

FANNIE MAE CERTIFICATES

The Federal National  Mortgage  Association  (FNMA or Fannie Mae) is a federally chartered and privately owned corporation established under the Federal National
Mortgage Association Charter Act. Fannie Mae was originally  established in 1938 as a U.S.  government agency designed to provide  supplemental  liquidity to the mortgage market and was reorganized as a stockholder-owned and privately managed corporation by  legislation  enacted in 1968.  Fannie Mae acquires  capital from investors who would not ordinarily invest in mortgage loans directly and thereby expands the total amount of funds  available for housing.  This money is used to buy home mortgage loans from local lenders,  replenishing  the supply of capital available for mortgage lending.

Fannie Mae  certificates  represent a pro rata  interest in one or more pools of
FHA Loans,  VA Loans,  or, most  commonly,  conventional  mortgage  loans (i.e., mortgage loans that are not insured or guaranteed by a government agency) of the following  types:  (a) fixed-rate  level payment  mortgage loans; (b) fixed-rate growing equity mortgage loans; (c) fixed-rate  graduated payment mortgage loans;
(d) adjustable-rate mortgage loans; and (e) fixed-rate mortgage loans secured by multifamily projects.

Fannie  Mae  certificates  entitle  the  registered  holder to  receive  amounts representing  a pro rata interest in scheduled  principal and interest  payments
(at the  certificate's  pass-through  rate,  which is net of any  servicing  and guarantee fees on the underlying mortgage loans), any principal prepayments, and a  proportionate  interest in the full  principal  amount of any  foreclosed  or otherwise  liquidated mortgage loan. The full and timely payment of interest and repayment of principal on each Fannie Mae  certificate  is  guaranteed by Fannie
Mae;  this  guarantee  is not  backed by the full  faith and  credit of the U.S.
government.

FREDDIE MAC CERTIFICATES

The Federal Home Loan Mortgage Corporation (FHLMC or Freddie Mac) is a corporate instrumentality  of the United States  created  pursuant to the  Emergency  Home
Finance  Act of 1970  (FHLMC  Act),  as  amended.  Freddie  Mac was  established primarily for the purpose of increasing the availability of mortgage credit. Its principal activity consists of purchasing  first-lien  conventional  residential mortgage  loans  (and  participation  interests  in  such  mortgage  loans)  and reselling  these  loans in the  form of  mortgage-backed  securities,  primarily
Freddie Mac certificates.

Freddie Mac  certificates  represent a pro rata  interest in a group of mortgage loans (a Freddie Mac certificate  group)  purchased by Freddie Mac. The mortgage loans underlying  Freddie Mac certificates  consist of fixed- or adjustable-rate mortgage  loans  with  original  terms to  maturity  of between 10 and 30 years, substantially  all of which are secured by  first-liens  on one- to  four-family residential  properties or  multifamily  projects.  Each mortgage loan must meet standards  set  forth in the FHLMC  Act.  A Freddie  Mac  certificate  group may include whole loans, participation interests in whole loans, undivided interests in whole loans,  and  participations  composing  another Freddie Mac certificate group.

Freddie Mac guarantees to each  registered  holder of a Freddie Mac  certificate the timely  payment of interest  at the rate  provided  for by the  certificate.
Freddie Mac also guarantees  ultimate collection of all principal on the related mortgage  loans,  without  any  offset  or  deduction,  but  generally  does not guarantee the timely repayment of principal.  Freddie Mac may remit principal at any time after default on an underlying mortgage loan, but no later than 30 days following (a) foreclosure  sale, (b) payment of a claim by any mortgage insurer, or (c) the expiration of any right of redemption, whichever occurs later, and in any event no later than one year after  demand has been made upon the  mortgager for accelerated payment of principal.  Obligations guaranteed by Freddie Mac are not backed by the full faith and credit pledge of the U.S. government.

COLLATERALIZED MORTGAGE OBLIGATIONS (CMOS)

A  CMO  is  a  multiclass  bond  backed  by  a  pool  of  mortgage  pass-through certificates or mortgage loans.  CMOs may be  collateralized by (a) GNMA, Fannie
Mae or Freddie Mac  pass-through  certificates;  (b)  unsecured  mortgage  loans insured by the Federal Housing Administration or guaranteed by the Department of
Veterans'  Affairs;  (c)  unsecuritized   conventional  mortgages;  or  (d)  any
combination thereof.

In  structuring  a CMO,  an issuer  distributes  cash  flow from the  underlying collateral over a series of classes called tranches. Each CMO is a set of two or more  tranches,  with  average  lives and cash flow  patterns  designed  to meet specific investment  objectives.  The average life expectancies of the different tranches in a four-part  deal,  for example,  might be two,  five,  seven and 20 years.

As payments on the underlying mortgage loans are collected,  the CMO issuer pays the coupon rate of interest to the  bondholders in each tranche.  At the outset, scheduled  and  unscheduled  principal  payments  go to  investors  in the first tranches.  Investors in later tranches do not begin receiving principal payments until the prior  tranches  are paid off.  This  basic  type of CMO is known as a sequential pay or plain vanilla CMO.

Some CMOs are structured so that the prepayment or market risks are  transferred from one tranche to another.  Prepayment  stability is improved in some tranches if other tranches absorb more prepayment variability.

The final  tranche of a CMO often  takes the form of a Z-bond,  also known as an accrual  bond or accretion  bond.  Holders of these  securities  receive no cash until the earlier  tranches  are paid in full.  During the period that the other tranches are outstanding,  periodic  interest  payments are added to the initial face amount of the Z-bond but are not paid to investors. When the prior tranches are retired, the Z-bond receives coupon payments on its higher principal balance plus any principal prepayments from the underlying mortgage loans. The existence of a Z-bond tranche helps stabilize cash flow patterns in the other tranches. In a changing interest rate environment,  however, the value of the Z-bond tends to be more volatile.

As CMOs have evolved, some classes of CMO bonds have become more prevalent.  The planned  amortization  class (PAC) and targeted  amortization  class (TAC),  for example,  were designed to reduce prepayment risk by establishing a sinking-fund structure.  PAC and TAC bonds  assure to varying  degrees  that  investors  will receive payments over a predetermined period under various prepayment scenarios.
Although  PAC and TAC bonds are  similar,  PAC bonds are better  able to provide stable cash flows under various  prepayment  scenarios than TAC bonds because of the order in which these tranches are paid.

The existence of a PAC or TAC tranche can create higher levels of risk for other tranches in the CMO because the  stability of the PAC or TAC tranche is achieved by creating at least one other tranche -- known as a companion bond,  support or non-PAC bond -- that absorbs the  variability of principal  cash flows.  Because companion bonds have a high degree of average life  variability,  they generally pay a higher yield. A TAC bond can have some of the prepayment  variability of a companion bond if there is also a PAC bond in the CMO issue.

Floating-rate  CMO tranches  (floaters)  pay a variable rate of interest that is usually tied to the LIBOR.  Institutional investors with short-term liabilities, such as commercial banks, often find floating-rate CMOs attractive  investments.
Super  floaters  (which  float a certain  percentage  above  LIBOR) and  inverse floaters  (which  float  inversely  to  LIBOR)  are  variations  on the  floater structure that have highly variable cash flows.

STRIPPED MORTGAGE-BACKED SECURITIES (DIVERSIFIED BOND AND HIGH-YIELD ONLY)

Stripped  mortgage-backed  securities are created by segregating  the cash flows from underlying  mortgage loans or mortgage securities to create two or more new securities,  each  with a  specified  percentage  of the  underlying  security's principal  or interest  payments.  Mortgage-backed  securities  may be partially stripped so that each investor class receives some interest and some  principal.
When  securities  are  completely  stripped,  however,  all of the  interest  is distributed  to  holders  of one type of  security,  known  as an  interest-only security,  or IO, and all of the principal is  distributed to holders of another type of  security  known as a  principal-only  security,  or PO.  Strips  can be created in a pass-through structure or as tranches of a CMO.

The  market  values  of IOs and POs are  very  sensitive  to  interest  rate and prepayment rate fluctuations.  POs, for example, increase (or decrease) in value as interest rates decline (or rise). The price behavior of these securities also depends  on  whether  the  mortgage  collateral  was  purchased  at a premium or discount to its par value. Prepayments on discount coupon POs generally are much lower than  prepayments on premium coupon POs. IOs may be used to hedge a fund's other investments  because prepayments cause the value of an IO strip to move in the opposite direction from other mortgage-backed securities.

COMMERCIAL MORTGAGE-BACKED SECURITIES (CMBS)

CMBS are securities  created from a pool of commercial  mortgage loans,  such as loans for hotels, shopping centers, office buildings,  apartment buildings,  and the like.  Interest and principal payments from these loans are passed on to the investor according to a particular  schedule of payments.  They may be issued by
U.S.  government  agencies  or by private  issuers.  The credit  quality of CMBS depends primarily on the quality of the underlying loans and on the structure of the particular deal. Generally, deals are structured with senior and subordinate classes.  Multiple  classes may permit the issuance of  securities  with payment terms,  interest  rates, or other  characteristics  differing both from those of each other and those of the underlying  assets.  Examples include classes having characteristics  such as floating  interest rates or scheduled  amortization  of principal.  Rating agencies rate the individual classes of the deal based on the degree of seniority or  subordination  of a particular  class and other factors.
The value of these securities may change because of actual or perceived  changes in the  creditworthiness of individual  borrowers,  their tenants, the servicing agents, or the general state of commercial real estate and other factors.

CMBS may be  partially  stripped  so that  each  investor  class  receives  some interest and some principal.  When securities are completely stripped,  however, all of the interest is distributed to holders of one type of security,  known as an  interest-only  security  (IO),  and all of the principal is  distributed  to holders of another type of security known as a principal-only security (PO). The funds are permitted to invest in IO classes of CMBS. As interest  rates rise and fall,  the value of IOs tends to move in the same  direction as interest  rates.
The cash flows and yields on IO classes are  extremely  sensitive to the rate of principal payments  (including  prepayments) on the related underlying  mortgage assets.  In the  cases of IOs,  prepayments  affect  the  amount  of cash  flows provided to the investor.  If the underlying  mortgage assets experience greater than anticipated  prepayments of principal, an investor may fail to fully recoup its initial  investment in an IO class of a stripped  mortgage-backed  security, even if the IO class is rated  AAA or Aaa or is  derived  from a full  faith and credit obligation.  However,  because commercial  mortgages are often locked out from prepayment,  or have high prepayment  penalties or a defeasance  mechanism, the prepayment  risk associated with a CMBS IO class is generally less than that of a residential IO.

ADJUSTABLE-RATE MORTGAGE LOANS (ARMS)

ARMs  eligible for  inclusion in a mortgage  pool  generally  will provide for a fixed initial mortgage  interest rate for a specified period of time,  generally for  either  the first  three,  six,  12,  24,  36, 60 or 84  scheduled  monthly payments.  Thereafter,  the  interest  rates are subject to periodic  adjustment based on changes in an index.

ARMs have minimum and maximum rates beyond which the mortgage  interest rate may not vary over the  lifetime of the loan.  Certain  ARMs  provide for  additional limitations on the maximum amount by which the mortgage interest rate may adjust for any  single  adjustment  period.  Negatively  amortizing  ARMs  may  provide limitations on changes in the required monthly  payment.  Limitations on monthly payments can result in monthly payments that are greater or less than the amount necessary  to  amortize  a  negatively  amortizing  ARM by its  maturity  at the interest rate in effect during any particular month.

There are two types of indices that provide the basis for ARM rate  adjustments:
those based on market rates and those based on a calculated  measure,  such as a cost-of-funds  index or a moving average of mortgage  rates.  Commonly  utilized indices include the one-year,  three-year and five-year  constant  maturity U.S.
Treasury  rates (as  reported by the Federal  Reserve  Board);  the  three-month
Treasury  bill  rate;  the  180-day  Treasury  bill rate;  rates on  longer-term
Treasury securities;  the Eleventh District Federal Home Loan Bank Cost of Funds
Index  (EDCOFI);  the  National  Median  Cost of  Funds  Index;  the  one-month, three-month,  six-month or one-year London  Interbank  Offered Rate (LIBOR);  or six-month  CD  rates.  Some  indices,  such as the  one-year  constant  maturity
Treasury rate or three-month LIBOR, are highly correlated with changes in market interest rates. Other indices, such as the EDCOFI, tend to lag behind changes in market rates and be somewhat less volatile over short periods of time.

The EDCOFI  reflects the monthly  weighted  average cost of funds of savings and loan  associations  and savings banks whose home offices are located in Arizona,
California and Nevada (the Federal Home Loan Bank Eleventh District) and who are
member  institutions of the Federal Home Loan Bank of San Francisco (the FHLB of
San Francisco),  as computed from statistics tabulated and published by the FHLB of San Francisco. The FHLB of San Francisco normally announces the Cost of Funds
Index on the last working day of the month following the month in which the cost of funds was incurred.

One-year and three-year Constant Maturity Treasury (CMT) rates are calculated by the  Federal  Reserve  Bank of New York,  based on daily  closing  bid yields on actively traded Treasury  securities  submitted by five leading  broker-dealers.
The median bid yields are used to construct a daily yield curve.

The National  Median Cost of Funds Index,  similar to the EDCOFI,  is calculated monthly by the Federal Home Loan Bank Board (FHLBB) and  represents  the average monthly  interest  expenses on  liabilities  of member  institutions.  A median, rather than an arithmetic mean, is used to reduce the effect of extreme numbers.

LIBOR is the rate at which banks in London offer  Eurodollars  in trades between banks.  LIBOR has become a key rate in the U.S. domestic money market because it is perceived to reflect the true global cost of money.

The fund managers may invest in ARMs whose  periodic  interest rate  adjustments are based on new indices as these indices become available.

ASSET-BACKED SECURITIES (ABS)

ABS are  structured  like  mortgage-backed  securities,  but instead of mortgage loans or interest in mortgage  loans,  the  underlying  assets may include,  for example,  such items as motor  vehicle  installment  sales or  installment  loan contracts,  leases of various types of real and personal  property,  home equity loans,  student loans,  small business loans,  and receivables  from credit card agreements.  The ability of an issuer of asset-backed  securities to enforce its security interest in the underlying  assets may be limited.  The value of an ABS is  affected by changes in the  market's  perception  of the assets  backing the security,  the  creditworthiness  of the servicing  agent for the loan pool, the originator  of  the  loans,  the  financial  institution  providing  any  credit enhancement, and subordination levels.

Payments  of  principal  and  interest  passed  through  to  holders  of ABS are typically  supported  by some  form of credit  enhancement,  such as a letter of credit,  surety  bond,  limited  guarantee  by another  entity or a priority  to certain of the borrower's  other  securities.  The degree of credit  enhancement varies, and generally applies to only a fraction of the asset-backed  security's par value until exhausted.  If the credit enhancement of an ABS held by the fund has been exhausted,  and if any required  payments of principal and interest are not made with respect to the underlying loans, the fund may experience losses or delays in receiving payment.

Some types of ABS may be less  effective  than other  types of  securities  as a means of "locking in" attractive  long-term  interest  rates.  One reason is the need to  reinvest  prepayments  of  principal;  another  is the  possibility  of significant  unscheduled  prepayments resulting from declines in interest rates.
These prepayments would have to be reinvested at lower rates. As a result, these securities  may have less potential for capital  appreciation  during periods of declining  interest  rates  than  other  securities  of  comparable  maturities, although they may have a similar risk of decline in market value during  periods of  rising  interest  rates.  Prepayments  may also  significantly  shorten  the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in  prepayments  may  increase the  effective  maturities  of these  securities, subjecting  them to a greater  risk of decline in market  value in  response  to
rising  interest  rates  than  traditional  debt  securities,   and,  therefore,
potentially increasing the volatility of the fund.

The risks of investing in ABS are  ultimately  dependent  upon the  repayment of loans by the individual or corporate borrowers.  Although a fund would generally have no recourse  against the entity that  originated  the loans in the event of default by a borrower,  ABS  typically  are  structured to mitigate this risk of default.

Asset-backed  securities are generally issued in more than one class,  each with different payment terms. Multiple class asset-backed securities may be used as a method of providing credit support through creation of one or more classes whose right to  payments  is made  subordinate  to the right to such  payments  of the remaining  class or classes.  Multiple  classes  also may permit the issuance of securities with payment terms, interest rates or other characteristics differing both from those of each other and from those of the underlying assets.  Examples include  so-called  strips  (asset-backed  securities  entitling  the  holder to disproportionate  interests  with  respect to the  allocation  of  interest  and principal  of the assets  backing the  security),  and  securities  with classes having characteristics such as floating interest rates or scheduled amortization of principal.

SWAP AGREEMENTS

Each  fund  may  invest  in swap  agreements,  consistent  with  its  investment objective and  strategies.  A fund may enter into a swap  agreement in order to, for example,  attempt to obtain or preserve a  particular  return or spread at a lower cost than obtaining a return or spread through  purchases  and/or sales of instruments in other markets; protect against currency fluctuations;  attempt to manage  duration to protect  against any increase in the price of securities the fund anticipates purchasing at a later date; or gain exposure to certain markets in the most economical way possible.

Swap agreements are two-party  contracts entered into primarily by institutional investors  for  periods  ranging  from a few weeks to more  than one year.  In a standard  "swap"  transaction,  two parties  agree to  exchange  the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments,  which may be adjusted for an interest  factor.  The gross  returns to be exchanged or  "swapped"  between the parties are  generally calculated with respect to a "notional  amount," i.e., the return on or increase in value of a particular  dollar amount invested at a particular  interest rate, in a particular foreign currency, or in a "basket" of securities  representing a particular index. Forms of swap agreements include,  for example,  interest rate swaps,  under  which  fixed- or  floating-rate  interest  payments on a specific principal  amount are exchanged  and total return  swaps,  under which one party agrees to pay the other the total return of a defined  underlying asset (usually an index,  stock,  bond or defined portfolio of loans and mortgages) in exchange for fee payments, often a variable stream of cashflows based on LIBOR. The funds may enter into credit default swap  agreements to hedge an existing  position by purchasing or selling credit protection. Credit default swaps enable an investor to buy/sell  protection  against a credit event of a specific issuer. The seller of credit  protection  against a security  or basket of  securities  receives an up-front or periodic payment to compensate  against  potential default event(s).
The fund may enhance returns by selling protection or attempt to mitigate credit
risk  by  buying  protection.   Market  supply  and  demand  factors  may  cause
distortions  between  the cash  securities  market and the credit  default  swap market.

Whether  a fund's  use of swap  agreements  will be  successful  depends  on the advisor's  ability to predict correctly whether certain types of investments are likely to produce  greater returns than other  investments.  Interest rate swaps could result in losses if interest rate changes are not correctly anticipated by the fund.  Total  return swaps could  result in losses if the  reference  index, security,  or  investments  do not perform as  anticipated  by the fund.  Credit default swaps could result in losses if the fund does not correctly evaluate the creditworthiness  of the  issuer  on which  the  credit  default  swap is based.
Because they are two-party  contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid.  Moreover,  a fund bears the risk of loss of the amount  expected to be received  under a swap agreement  in the  event  of  the  default  or  bankruptcy  of a swap  agreement counterparty. The funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed on the funds by the Internal  Revenue Code may limit the funds' ability to use swap agreements.  The  swaps  market  is a  relatively  new  market  and  is  largely unregulated.  It is possible that  developments  in the swaps market,  including potential  government  regulation,  could  adversely  affect a fund's ability to terminate  existing swap  agreements or to realize  amounts to be received under such agreements.

INFLATION-INDEXED SECURITIES

The funds may purchase inflation-indexed securities issued by the U.S. Treasury,
U.S. government agencies and instrumentalities other than the U.S. Treasury, and
entities  other  than  the  U.S.  Treasury  or  U.S.   government  agencies  and
instrumentalities.

INFLATION-INDEXED TREASURY SECURITIES

Inflation-indexed  U.S. Treasury  securities are U.S. Treasury securities with a
final  value  and  interest   payment  stream  linked  to  the  inflation  rate.
Inflation-indexed  U.S. Treasury securities may be issued in either note or bond form.  Inflation-indexed  U.S.  Treasury  notes have  maturities of at least one year,  but not more than 10 years.  Inflation-indexed  U.S.  Treasury bonds have maturities of more than 10 years.

Inflation-indexed  U.S.  Treasury  securities  may be  attractive  to  investors seeking an investment backed by the full faith and credit of the U.S. government that provides a return in excess of the rate of inflation. These securities were first sold in the U.S. market in January 1997.  Inflation-indexed  U.S. Treasury securities are auctioned and issued on a quarterly basis.

STRUCTURE AND INFLATION INDEX

The  principal  value of  inflation-indexed  U.S.  Treasury  securities  will be adjusted to reflect  changes in the level of inflation.  The index for measuring the  inflation  rate  for  inflation-indexed  U.S.  Treasury  securities  is the non-seasonally adjusted U.S. City Average All Items Consumer Price for All Urban
Consumers Index (Consumer Price Index) published monthly by the U.S.  Department of Labor's Bureau of Labor Statistics.

Semiannual  coupon  interest  payments  are  made at a fixed  percentage  of the inflation-indexed  principal value. The coupon rate for the semiannual  interest
rate  of  each  issuance  of  inflation-indexed   U.S.  Treasury  securities  is
determined  at the  time  the  securities  are  sold  to the  public  (i.e.,  by competitive  bids in the  auction).  The coupon  rate will likely  reflect  real yields  available in the U.S.  Treasury  market;  real yields are the prevailing yields on U.S. Treasury securities with similar maturities, less then-prevailing inflation expectations. While a reduction in inflation will cause a reduction in the interest  payment made on the securities,  the repayment of principal at the maturity of the security is guaranteed  by the U.S.  Treasury to be no less than the original face or par amount of the security at the time of issuance.

INDEXING METHODOLOGY

The  principal  value of  inflation-indexed  U.S.  Treasury  securities  will be indexed,  or  adjusted,  to account for  changes in the  Consumer  Price  Index.
Semiannual coupon interest payment amounts will be determined by multiplying the inflation-indexed  principal  amount by one-half  the stated rate of interest on each interest payment date.

TAXATION

The taxation of  inflation-indexed  U.S.  Treasury  securities is similar to the taxation of  conventional  bonds.  Both  interest  payments  and the  difference between original principal and the inflation-adjusted  principal will be treated as interest  income  subject to  taxation.  Interest  payments  are taxable when received or accrued. The inflation adjustment to the principal is subject to tax in the year the  adjustment  is made,  not at maturity of the security  when the cash from the repayment of principal is received.  If an upward  adjustment  has been  made  (which  typically  should  happen),  investors  in  non-tax-deferred accounts  will pay taxes on this  amount  currently.  Decreases  in the  indexed principal  can be  deducted  only from  current or  previous  interest  payments reported as income.

Inflation-indexed  U.S. Treasury securities therefore have a potential cash flow
mismatch   to  an   investor,   because   investors   must  pay   taxes  on  the
inflation-adjusted  principal before the repayment of principal is received.  It
is  possible  that,   particularly  for  high  income  tax  bracket   investors,
inflation-indexed U.S. Treasury securities would not generate enough income in a given year to cover the tax liability they could create.  This is similar to the current tax treatment for zero-coupon  bonds and other discount  securities.  If inflation-indexed  U.S. Treasury securities are sold prior to maturity,  capital losses or gains are realized in the same manner as traditional bonds.

Investors  in a fund will receive  dividends  that  represent  both the interest payments and the principal adjustments of the inflation-indexed  securities held in the fund's portfolio.  An investment in a fund may, therefore,  be a means to
avoid  the  cash  flow  mismatch   associated   with  a  direct   investment  in
inflation-indexed  securities. For more information about taxes and their effect on you as an investor in the funds, see TAXES, page xx.

U.S. GOVERNMENT AGENCIES

A number of U.S. government agencies and  instrumentalities  other than the U.S.
Treasury may issue inflation-indexed  securities.  Some U.S. government agencies have  issued  inflation-indexed  securities  whose  design  mirrors  that of the inflation-indexed U.S. Treasury securities described above.

OTHER ENTITIES

Entities  other  than  the  U.S.  Treasury  or  U.S.   government  agencies  and
instrumentalities may issue inflation-indexed securities.

SHARE PRICE VOLATILITY

Inflation-indexed securities are designed to offer a return linked to inflation, thereby  protecting  future  purchasing  power of the  money  invested  in them.
However, inflation-indexed securities provide this protected return only if held to maturity.  In  addition,  inflation-indexed  securities  may not trade at par value.  Real interest  rates (the market rate of interest  less the  anticipated rate of inflation)  change over time as a result of many  factors,  such as what investors  are  demanding as a true value for money.  When real rates do change, inflation-indexed securities prices will be more sensitive to these changes than conventional  bonds,  because these securities were sold originally based upon a real interest rate that is no longer prevailing.  Should market expectations for real interest  rates rise,  the price of  inflation-indexed  securities  and the share price of a fund holding these securities will fall. Investors in the funds should be prepared to accept not only this share price  volatility  but also the possible adverse tax consequences it may cause.

An  investment  in  securities  featuring  inflation-adjusted  principal  and/or interest  involves factors not associated with more traditional  fixed-principal securities. Such factors include the possibility that the inflation index may be subject  to  significant  changes,  that  changes  in the  index  may or may not correlate to changes in interest rates generally or changes in other indices, or that the  resulting  interest  may be greater or less than that payable on other securities of similar  maturities.  In the event of sustained  deflation,  it is possible that the amount of semiannual interest payments, the inflation-adjusted principal  of the  security  and the  value  of the  stripped  components,  will decrease.  If any of these possibilities are realized,  a fund's net asset value could be negatively affected.

VARIABLE- AND FLOATING-RATE INSTRUMENTS

Variable- and  floating-rate  instruments are issued by corporations,  financial
institutions,    states,    municipalities,    and   government   agencies   and
instrumentalities.

Floating-rate  instruments  have interest rates that change  whenever there is a change in a designated base rate, whereas variable-rate  instruments provide for specified periodic interest rate adjustments. The interest rate on variable- and floating-rate  instruments  is  ordinarily  determined  by reference to (or as a percentage of) an objective standard,  such as the Federal Funds effective rate, the 90-day U.S. Treasury bill rate or the London Interbank Offered Rate (LIBOR).

Although  Premium  Money  Market and Prime Money  Market  typically  limit their investments to securities  with remaining  maturities of 397 days or less,  they may invest in  variable-  and  floating-rate  instruments  that have nominal (or stated)  maturities in excess of 397 days,  provided that such  instruments  (1)
have demand features  consistent with regulatory  requirements  for money market funds, or (2) are securities issued by the U.S.  government or a U.S. government agency that meet certain regulatory requirements for money market funds.

LOAN PARTICIPATIONS

Each fund may purchase loan  participations,  which  represent  interests in the cash flow generated by commercial loans. Each loan participation  requires three parties:  a  participant  (or  investor),  a lending  bank and a  borrower.  The investor  purchases a share in a loan  originated  by a lending  bank,  and this participation  entitles  the  investor  to a  percentage  of the  principal  and interest payments made by the borrower.

Loan  participations  are attractive  because they typically offer higher yields than other money market  instruments.  However,  along with these higher  yields come certain risks, not the least of which is the risk that the borrower will be unable to repay the loan. Generally, because the lending bank does not guarantee payment, the investor is directly exposed to risk of default by the borrower. In
addition,   the  investor  is  not  a  direct  creditor  of  the  borrower.  The participation represents an interest in assets owned by the lending bank. If the lending bank becomes  insolvent,  the investor  could be considered an unsecured creditor  of the bank  instead of the holder of a  participating  interest  in a
loan.   Because  of  these  risks,  the  manager  must  carefully  consider  the creditworthiness of both the borrower and the lender.

Another concern is liquidity.  Because there is no established  secondary market for loan participations, a fund's ability to sell them for cash is limited. Some participation agreements place limitations on the investor's right to resell the loan participation, even when a buyer can be found.

REPURCHASE AGREEMENTS

Each fund may invest in  repurchase  agreements  when they present an attractive short-term  return on cash that is not  otherwise  committed  to the purchase of securities pursuant to the investment policies of the fund.

A  repurchase   agreement   occurs  when,  at  the  time  a  fund  purchases  an
interest-bearing  obligation,  the seller (a bank or a broker-dealer  registered under the Securities  Exchange Act of 1934) agrees to purchase it on a specified date in the future at an agreed-upon  price.  The  repurchase  price reflects an agreed-upon  interest  rate  during the time a fund's  money is  invested in the security.

Because  the  security  purchased  constitutes  collateral  for  the  repurchase obligation,  a repurchase  agreement can be considered a loan  collateralized by the  security  purchased.  A  fund's  risk is the  seller's  ability  to pay the agreed-upon repurchase price on the repurchase date. If the seller defaults, the fund may incur costs in  disposing  of the  collateral,  which would  reduce the amount realized  thereon.  If the seller seeks relief under the bankruptcy laws, the  disposition of the collateral may be delayed or limited.  To the extent the value of the security decreases, the fund could experience a loss.

The fund managers will limit  repurchase  agreement  transactions  to securities issued by the U.S. government, and its agencies and instrumentalities,  and will enter into such  transactions  with those banks and  securities  dealers who are deemed creditworthy by the fund's advisor.

Repurchase  agreements  maturing  in more than seven days would  count  toward a fund's limit on illiquid securities.

TAXABLE MUNICIPAL OBLIGATIONS

The funds  may  invest  in  taxable  municipal  obligations.  Taxable  municipal obligations are state and local  obligations whose interest payments are subject to federal income tax because of the degree of non-government involvement in the transaction  or  because  federal  tax  code  limitations  on  the  issuance  of tax-exempt bonds that benefit private entities have been exceeded.  Some typical examples of taxable municipal  obligations  include industrial revenue bonds and economic  development  bonds issued by state or local governments to aid private enterprise.  The interest on a taxable municipal bond is often exempt from state taxation in the issuing state.

PORTFOLIO LENDING

In order to realize  additional  income,  the fund  managers may lend  portfolio securities. Such loans may not exceed one-third of a fund's net assets valued at market except

o    through the purchase of debt  securities in accordance  with its investment objective, policies and limitations, or

o    by engaging in repurchase agreements with respect to portfolio securities.

WHEN-ISSUED AND FORWARD COMMITMENT AGREEMENTS

The fund managers may sometimes purchase  securities on a when-issued or forward commitment basis in which the transaction  price and yield are each fixed at the time the commitment is made, but payment and delivery occur at a future date.

For  example,  a fund may sell a security and at the same time make a commitment to purchase  the same or a  comparable  security at a future date and  specified price.  Conversely,  a fund may  purchase a security and at the same time make a commitment  to sell  the same or a  comparable  security  at a  future  date and specified price. These types of transactions are executed simultaneously in what are known as  dollar-rolls,  (buy/sell back  transactions),  cash-and-carry,  or financing  transactions.  For example,  a  broker-dealer  may seek to purchase a particular  security  that a fund owns.  The fund will sell that security to the broker-dealer and simultaneously  enter into a forward  commitment  agreement to buy it back at a future date. This type of transaction  generates income for the fund if the dealer is willing to execute the transaction at a favorable price in order to acquire a specific security.

When purchasing  securities on a when-issued or forward commitment basis, a fund assumes  the rights  and risks of  ownership,  including  the risks of price and yield  fluctuations.  Market rates of interest on debt securities at the time of delivery  may be higher or lower than those  contracted  for on the  when-issued security.  Accordingly, the value of the security may decline prior to delivery, which could result in a loss to the fund.  While a fund will make commitments to purchase  or sell  securities  with  the  intention  of  actually  receiving  or delivering them, it may sell the securities  before the settlement date if doing so is deemed advisable as a matter of investment strategy.

In purchasing  securities on a when-issued or forward  commitment  basis, a fund will segregate cash, cash equivalents or other appropriate  liquid securities on its record in an amount  sufficient  to meet the purchase  price.  When the time comes to pay for the when-issued securities,  the fund will meet its obligations with available cash,  through the sale of securities,  or, although it would not normally  expect to do so, by  selling  the  when-issued  securities  themselves
(which  may  have a  market  value  greater  or less  than  the  fund's  payment obligation).  Selling  securities  to meet  when-issued  or  forward  commitment obligations may generate taxable capital gains or losses.

RESTRICTED AND ILLIQUID SECURITIES

Each fund may, from time to time,  purchase  restricted or illiquid  securities,
including  Rule  144A  securities,   when  they  present  attractive  investment
opportunities  that otherwise meet the fund's criteria for selection.  Rule 144A securities  are  securities  that are  privately  placed  with and traded  among qualified  institutional investors rather than the general public. Although Rule
144A securities are considered "restricted securities," they are not necessarily illiquid.

With respect to securities eligible for resale under Rule 144A, the staff of the
Securities  and  Exchange  Commission  (SEC)  has taken  the  position  that the liquidity of such  securities  in the  portfolio of a fund  offering  redeemable securities  is a question of fact for the Board of Trustees to  determine,  such determination to be based upon a consideration of the readily  available trading markets and the review of any contractual restrictions.  Accordingly,  the Board of Trustees is responsible  for developing and  establishing  the guidelines and procedures for determining the liquidity of Rule 144A securities.  As allowed by
Rule 144A,  the Board of  Trustees  has  delegated  the  day-to-day  function of determining  the  liquidity of Rule 144A  securities to the fund  managers.  The board retains the responsibility to monitor the implementation of the guidelines and procedures it has adopted.

Because the secondary market for restricted  securities is generally  limited to certain qualified institutional  investors, the liquidity of such securities may be limited  accordingly  and a fund may, from time to time,  hold a Rule 144A or other  security  that is  illiquid.  In such an event,  the fund  managers  will consider  appropriate  remedies to minimize the effect on such fund's liquidity.
Neither  Premium  Money  Market nor Prime  Money  Market will  acquire  illiquid securities if, as a result,  illiquid securities would comprise more than 10% of the value of that fund's net assets.

SHORT SALES (FOR CASH MANAGEMENT PURPOSES ONLY)

Diversified  Bond and High-Yield  may engage in short sales for cash  management purposes only, if, at the time of the short sale, the fund owns or has the right to acquire securities equivalent in kind and amount to the securities being sold short.

In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities  until delivery occurs.  To make delivery to the  purchaser,  the executing  broker  borrows the  securities being  sold  short  on  behalf  of the  seller.  While  the  short  position  is maintained,  the seller  collateralizes its obligation to deliver the securities sold  short in an  amount  equal  to the  proceeds  of the  short  sale  plus an additional  margin amount  established  by the Board of Governors of the Federal
Reserve.  If a fund engages in a short sale, the funds' custodian will segregate cash, cash equivalents or other appropriate  liquid securities on its records in an  amount  sufficient  to meet  the  purchase  price.  There  will  be  certain additional  transaction  costs  associated  with  short  sales,  but a fund will endeavor  to offset  these costs with  income  from the  investment  of the cash proceeds of short sales.

FUTURES AND OPTIONS

Diversified  Bond and  High-Yield may enter into futures  contracts,  options or options on futures contracts.  The funds may not, however,  enter into a futures transaction for speculative  purposes.  Generally,  futures transactions will be used to:

o    protect against a decline in market value of a fund's securities  (taking a short futures position), or

o    protect  against the risk of an increase in market value for  securities in which a fund generally  invests at a time when a fund is not fully invested
     (taking a long futures position), or

o    provide a temporary  substitute for the purchase of an individual  security that may be purchased in an orderly fashion.

Some futures and options  strategies,  such as selling futures,  buying puts and writing calls,  hedge a fund's  investments  against price  fluctuations.  Other strategies,  such as buying  futures,  writing  puts and buying  calls,  tend to increase market exposure.

Although  other  techniques  may be used to control a fund's  exposure to market fluctuations,  the use of futures  contracts  may be a more  effective  means of hedging this  exposure.  While a fund pays  brokerage  commissions in connection with opening and closing out futures  positions,  these costs are lower than the
transaction   costs  incurred  in  the  purchase  and  sale  of  the  underlying securities.

For example,  the sale of a future by a fund means the fund becomes obligated to deliver  the  security  (or  securities,  in the case of an index  future)  at a specified  price on a specified  date.  The  purchase of a future means the fund becomes  obligated to buy the security (or securities) at a specified price on a specified date. Futures contracts provide for the sale by one party and purchase by another  party of a specific  security at a specified  future time and price.
The fund  managers  may  engage in futures  and  options  transactions  based on securities  indices  that are  consistent  with a fund's  investment  objective.
Examples of indices  that may be used  include the Bond Buyer Index of Municipal
Bonds for  fixed-income  funds,  or the S&P 500 Index for equity funds.  The managers also may engage in futures and options  transactions  based on specific securities,  such as U.S. Treasury bonds or notes.  Futures contracts are traded on national futures exchanges. Futures exchanges and trading are regulated under the Commodity Exchange Act by the Commodity Futures Trading Commission (CFTC), a
U.S. government agency.

Index futures  contracts differ from traditional  futures contracts in that when delivery takes place, no stocks or bonds change hands. Instead,  these contracts settle in cash at the spot market  value of the index.  Although  other types of futures  contracts by their terms call for actual  delivery or acceptance of the underlying  securities,  in most cases the  contracts  are closed out before the settlement date. A futures position may be closed by taking an opposite position in an identical contract (i.e.,  buying a contract that has previously been sold or selling a contract that has previously been bought).

Unlike when a fund  purchases  or sells a bond,  no price is paid or received by the fund upon the  purchase  or sale of the  future.  Initially,  a fund will be required to deposit an amount of cash or securities equal to a varying specified percentage of the contract amount.  This amount is known as initial margin.  The margin  deposit is intended to ensure  completion  of the contract  (delivery or acceptance  of the  underlying  security) if it is not  terminated  prior to the specified  delivery  date.  A  margin  deposit  does  not  constitute  a  margin transaction for purposes of a fund's  investment  restrictions.  Minimum initial margin requirements are established by the futures exchanges and may be revised.
In addition,  brokers may establish margin deposit  requirements that are higher than the exchange  minimums.  Cash held in the margin  account  generally is not income-producing. However, coupon-bearing securities, such as Treasury bills and bonds, held in major accounts generally will earn income.  Subsequent  payments, called variation margin, to and from the broker will be made on a daily basis as the price of the  underlying  debt  securities or index  fluctuates,  making the future more or less valuable, a process known as marking the contract to market.
Changes  in  variation  margin are  recorded  by a fund as  unrealized  gains or losses. At any time prior to expiration of the future, a fund may elect to close the position by taking an opposite  position  that will operate to terminate its position in the future. A final  determination of variation margin is then made;
additional  cash is required to be paid by or released to the fund, and the fund realizes a loss or gain.

RISKS RELATED TO FUTURES AND OPTIONS TRANSACTIONS

Futures  and  options  prices can be  volatile,  and  trading  in these  markets involves  certain risks. If the fund managers apply a hedge at an  inappropriate time or judge  interest rate or equity market  trends  incorrectly,  futures and options strategies may lower a fund's return.

A fund could suffer losses if it is unable to close out its position  because of an illiquid  secondary  market.  Futures  contracts may be closed out only on an exchange that provides a secondary market for these  contracts,  and there is no assurance that a liquid secondary  market will exist for any particular  futures contract at any particular time. Consequently, it may not be possible to close a futures position when the fund managers  consider it appropriate or desirable to do so. In the event of adverse  price  movements,  a fund would be  required  to continue making daily cash payments to maintain its required margin. If the fund had insufficient cash, it might have to sell portfolio  securities to meet daily margin  requirements  at a time when the fund managers would not otherwise elect to do so. In  addition,  a fund may be required  to deliver or take  delivery of instruments  underlying  futures contracts it holds. The fund managers will seek to minimize these risks by limiting the contracts  entered into on behalf of the funds to those traded on national futures  exchanges and for which there appears to be a liquid secondary market.

A fund could  suffer  losses if the prices of its futures and options  positions were poorly correlated with its other investments,  or if securities  underlying futures contracts purchased by a fund had different maturities than those of the portfolio  securities being hedged. Such imperfect  correlation may give rise to circumstances in which a fund loses money on a futures contract at the same time that it experiences a decline in the value of its hedged portfolio securities. A fund also could lose margin payments it has deposited with a margin broker,  if, for example, the broker became bankrupt.

Most  futures  exchanges  limit the amount of  fluctuation  permitted in futures contract  prices during a single  trading day. The daily limit  establishes  the maximum  amount that the price of a futures  contract may vary either up or down from the previous day's settlement price at the end of the trading session. Once the daily limit has been reached in a particular type of contract, no trades may be made on that day at a price  beyond  the  limit.  However,  the  daily  limit governs only price movement during a particular trading day and, therefore, does not limit potential losses. In addition, the daily limit may prevent liquidation of unfavorable positions. Futures contract prices have occasionally moved to the daily  limit for  several  consecutive  trading  days with little or no trading, thereby  preventing prompt  liquidation of futures positions and subjecting some futures traders to substantial losses.

OPTIONS ON FUTURES

By purchasing an option on a futures contract, a fund obtains the right, but not the  obligation,  to sell the  futures  contract  (a put  option)  or to buy the contract (a call  option) at a fixed  strike  price.  A fund can  terminate  its position in a put option by allowing it to expire or by  exercising  the option.
If the  option  is  exercised,  the fund  completes  the sale of the  underlying security at the strike price.  Purchasing  an option on a futures  contract does not require a fund to make margin payments unless the option is exercised.

Some  funds may write (or sell)  call  options  that  obligate  them to sell (or deliver) the option's underlying  instrument upon exercise of the option.  While the receipt of option premiums would mitigate the effects of price  declines,  a fund  would give up some  ability  to  participate  in a price  increase  on the underlying security. If a fund were to engage in options transactions,  it would own the  futures  contract  at the time a call was  written  and would  keep the contract open until the obligation to deliver it pursuant to the call expired.

RESTRICTIONS ON THE USE OF FUTURES CONTRACTS AND OPTIONS

Under the  Commodity  Exchange  Act, a fund may enter into  futures  and options transactions (a) for hedging purposes without regard to the percentage of assets committed to initial margin and option premiums;  or (b) for purposes other than hedging, provided that assets committed to initial margin and option premiums do not exceed 5% of the fund's total  assets.  To the extent  required by law, each
fund  will  segregate  cash,  cash  equivalents  or  other  appropriate   liquid
securities on its records in an amount sufficient to cover its obligations under the futures contracts and options.

FORWARD CURRENCY EXCHANGE CONTRACTS

Diversified Bond and High-Yield may purchase and sell foreign currency on a spot
(i.e.,  cash)  basis and may  engage in  forward  currency  contracts,  currency options and futures  transactions  for hedging or any other lawful purpose.  See
STRUCTURED AND DERIVATIVE SECURITIES, page x.

Forward currency contracts may be used under two circumstances:

(1)  When the fund managers are purchasing or selling a security  denominated in a  foreign  currency  and  wish to lock in the  U.S.  dollar  price of that security,  the fund managers would be able to enter into a forward currency contract to do so;

(2)  When the fund  managers  believe that the currency of a particular  foreign country may suffer a substantial  decline against the U.S.  dollar,  a fund would be able to enter into a forward  currency  contract  to sell  foreign currency for a fixed U.S. dollar amount  approximating the value of some or all of its portfolio  securities  either  denominated in, or whose value is tied to, such foreign currency.

In the first  circumstance,  when a fund enters into a trade for the purchase or sale of a security  denominated  in a foreign  currency,  it may be desirable to establish (lock in) the U.S.  dollar cost or proceeds.  By entering into forward currency  contracts  in U.S.  dollars  for  the  purchase  or sale of a  foreign currency involved in an underlying security transaction,  a fund will be able to protect  itself  against a possible  loss  between  trade and  settlement  dates resulting from the adverse change in the  relationship  between the U.S.  dollar and the subject foreign currency.

In the second circumstance,  when the fund managers believe that the currency of a  particular  country  may suffer a  substantial  decline  relative to the U.S.
dollar, a fund could enter into a forward currency  contract to sell for a fixed dollar amount the amount in foreign  currencies  approximating the value of some or all of its portfolio securities either denominated in, or whose value is tied to, such foreign currency.  A fund will cover  outstanding  forward contracts by maintaining liquid portfolio  securities  denominated in, or whose value is tied to, the currency  underlying the forward  contract or the currency being hedged.
To the extent  that a fund is not able to cover its forward  currency  positions with  underlying  portfolio  securities,  the fund will segregate on its records cash or other liquid assets having a value equal to the aggregate  amount of the fund's commitments under the forward currency contracts.

The precise matching of forward currency  contracts in the amounts and values of securities involved generally would not be possible because the future values of such foreign  currencies will change as a consequence of market movements in the values of those  securities  between the date the forward  currency  contract is entered  into and the date it matures.  Predicting  short-term  currency  market movements is extremely  difficult,  and the successful execution of a short-term hedging strategy is highly  uncertain.  The fund managers do not intend to enter into such contracts on a regular basis. Normally,  consideration of the prospect for  currency  parities  will be  incorporated  into  the  long-term  investment decisions made with respect to overall diversification strategies.  However, the fund  managers  believe that it is important to have  flexibility  to enter into such forward currency contracts when they determine that a fund's best interests may be served.

When the forward currency contract matures, a fund may either sell the portfolio security  and make  delivery  of the  foreign  currency,  or it may  retain  the security  and  terminate  the  obligation  to deliver  the  foreign  currency by purchasing an offsetting forward currency contract with the same currency trader obligating  the fund to purchase,  on the same maturity date, the same amount of the foreign currency.

It is  impossible  to  forecast  with  absolute  precision  the market  value of portfolio  securities  at the  expiration  of  the  forward  currency  contract.
Accordingly,  it may be  necessary  for a fund to  purchase  additional  foreign currency  on the spot  market  (and bear the  expense of such  purchase)  if the market  value of the  security is less than the amount of foreign  currency  the fund is  obligated to deliver and if a decision is made to sell the security and make delivery of the foreign currency the fund is obligated to deliver.

OTHER INVESTMENT COMPANIES

Each  fund  may  invest  up to 10% of  its  total  assets  in  other  investment companies, such as mutual funds, provided that the investment is consistent with the fund's investment  policies and restrictions.  These investments may include investments  in money market funds managed by the advisor.  Under the Investment
Company  Act,  a  fund's  investment  in such  securities,  subject  to  certain exceptions, currently is limited to:

o    3% of the total voting stock of any one investment company;

o    5% of the fund's total assets with respect to any one  investment  company;
     and

o    10% of the fund's total assets in the aggregate.

Such  purchases will be made in the open market where no commission or profit to a sponsor or dealer results from the purchase other than the customary  brokers'
commissions.  As a shareholder of another investment company, a fund would bear, along  with other  shareholders,  its pro rata  portion of the other  investment company's expenses, including advisory fees. These expenses would be in addition to the management  fee that each fund bears directly in connection  with its own operations.

MUNICIPAL NOTES

Each fund may  invest in  municipal  notes,  which are issued by state and local governments or government entities to provide short-term capital or to meet cash flow needs.

Tax  Anticipation  Notes  (TANs)  are issued in  anticipation  of  seasonal  tax revenues,  such as ad valorem property,  income,  sales, use and business taxes, and are payable from these future taxes. TANs usually are general obligations of the issuer. General obligations are backed by the issuer's full faith and credit pledge based on its ability to levy taxes for the timely payment of interest and repayment  of  principal,  although  such  levies  may  be  constitutionally  or statutorily limited as to rate or amount.

Revenue  Anticipation  Notes (RANs) are issued with the expectation that receipt of future revenues,  such as federal revenue sharing or state aid payments, will be used to repay the  notes.  Typically,  these  notes also  constitute  general obligations of the issuer.

Bond  Anticipation  Notes (BANs) are issued to provide  interim  financing until long-term financing can be arranged.  In most cases, the long-term bonds provide the money for repayment of the notes.

Revenue anticipation warrants, or reimbursement warrants, are issued to meet the cash  flow  needs of state  governments  at the end of a fiscal  year and in the early weeks of the  following  fiscal  year.  These  warrants  are payable  from unapplied money in the state's  General Fund,  including the proceeds of revenue anticipation notes issued following  enactment of a state budget or the proceeds of refunding warrants issued by the state.

MUNICIPAL BONDS

Each fund may invest in municipal bonds, which generally have maturities of more than one year when issued and are designed to meet  longer-term  capital  needs.
These securities have two principal  classifications:  general  obligation bonds and revenue bonds.

General Obligation (GO) bonds are issued by states, counties,  cities, towns and regional districts to fund a variety of public projects,  including construction of and improvements to schools,  highways, and water and sewer systems. GO bonds are backed by the issuer's  full faith and credit pledge based on its ability to levy taxes for the timely  payment  of  interest  and  repayment  of  principal, although such levies may be  constitutionally  or statutorily limited as to rate or amount.

Revenue Bonds are not backed by an issuer's taxing authority;  rather,  interest and  principal  are  secured by the net  revenues  from a project  or  facility.
Revenue  bonds are issued to finance a variety  of capital  projects,  including construction or refurbishment of utility and waste disposal  systems,  highways, bridges,  tunnels,  air and sea port  facilities,  schools and  hospitals.  Many revenue bond issuers provide  additional  security in the form of a debt-service reserve  fund that may be used to make  payments of interest and  repayments  of principal on the issuer's obligations.  Some revenue bond financings are further protected  by a  state's  assurance  (without  obligation)  that it will make up deficiencies in the debt-service reserve fund.

Industrial Development Bonds (IDBs), a type of revenue bond, are issued by or on behalf of public  authorities to finance privately  operated  facilities.  These bonds  are  used to  finance  business,  manufacturing,  housing,  athletic  and pollution  control  projects,  as well as public facilities such as mass transit systems,  air and sea port facilities and parking  garages.  Payment of interest and  repayment  of  principal  on an IDB  depend  solely on the  ability  of the facility's operator to meet financial  obligations and on the pledge, if any, of the real or  personal  property  financed.  The  interest  earned on IDBs may be subject to the federal alternative minimum tax.

OBLIGATIONS WITH TERM PUTS ATTACHED

Each  fund may  invest in  fixed-rate  bonds  subject  to  third-party  puts and participation  interests  in such  bonds  that  are  held by a bank in  trust or otherwise,  which have tender options or demand features attached.  These tender options  or demand  features  permit a fund to  tender  (or put) its bonds to an institution at periodic  intervals and to receive the principal  amount thereof.
The fund  managers  expect  that a fund will pay more for  securities  with puts attached than for securities without these liquidity features.

Because it is difficult to evaluate the  likelihood of exercise or the potential benefit of a put,  puts  normally  will be  determined  to have a value of zero, regardless of whether any direct or indirect consideration is paid. Accordingly, puts as separate securities are not expected to affect a fund's weighted average maturity.  When a fund  has  paid  for a put,  the  cost  will be  reflected  as unrealized  depreciation  on the  underlying  security for the period the put is held.  Any gain on the sale of the  underlying  security  will be reduced by the cost of the put.

There is a risk that the seller of an obligation with a put attached will not be able to repurchase  the  underlying  obligation  when (or if) a fund attempts to exercise the put. To minimize such risks,  the funds will  purchase  obligations with puts attached only from sellers  deemed  creditworthy  by the fund managers under the direction of the Board of Trustees.

ZERO-COUPON, STEP-COUPON AND PAY-IN-KIND SECURITIES

Each fund may purchase zero-coupon debt securities.  Zero-coupon debt securities do not make regular cash interest  payments,  and are sold at a deep discount to their face value.

Each fund may also purchase step-coupon or step-rate debt securities. Instead of having a fixed coupon for the life of the security,  coupon or interest payments may  increase  to  predetermined  rates at future  dates.  The issuer  generally retains the right to call the security.  Some step-coupon  securities are issued with no  coupon  payments  at all  during an  initial  period,  and only  become interest-bearing  at a future date; these securities are sold at a deep discount to their face value.

Finally,  the High-Yield  Fund may purchase  pay-in-kind  securities that do not make regular cash interest  payments,  but pay interest  through the issuance of additional  securities.  Because such securities do not pay current cash income, the price of these securities can be volatile when interest rates fluctuate.

Although zero-coupon, pay-in-kind and certain step-coupon securities may not pay current  cash income,  federal  income tax law requires the holder to include in income each year the portion of any original  issue  discount and other  noncash income on such  securities  accrued  during  that year.  In order to continue to qualify for  treatment  as a regulated  investment  company  under the  Internal
Revenue  Code and avoid  certain  excise  tax,  the funds are  required  to make distributions  of any original  issue  discount and other noncash income accrued for each  year.  Accordingly,  the funds may be  required  to  dispose  of other portfolio  securities,  which may occur in periods of adverse market prices,  in order to generate a case to meet these distribution requirements.

INVERSE FLOATERS

High-Yield and Diversified Bond may hold inverse floaters. An inverse floater is a type of derivative  security that bears an interest rate that moves  inversely to market  interest  rates.  As market interest rates rise, the interest rate on inverse floaters goes down, and vice versa.  Generally,  this is accomplished by expressing  the interest rate on the inverse  floater as an  above-market  fixed rate of interest, reduced by an amount determined by reference to a market-based or bond-specific  floating interest rate (as well as by any fees associated with administering the inverse floater program).

Inverse  floaters  may be issued in  conjunction  with an equal  amount of Dutch
Auction  floating-rate bonds (floaters),  or a market-based index may be used to set the interest rate on these securities.  A Dutch Auction is an auction system in which  the  price  of the  security  is  gradually  lowered  until it meets a responsive  bid and is sold.  Floaters  and inverse  floaters  may be brought to market by (1) a broker-dealer who purchases  fixed-rate bonds and places them in a trust,  or (2) an  issuer  seeking  to  reduce  interest  expenses  by using a floater/inverse floater structure in lieu of fixed-rate bonds.

In the case of a broker-dealer  structured offering (where underlying fixed-rate bonds have been placed in a trust),  distributions from the underlying bonds are allocated to floater and inverse floater holders in the following manner:

(i)  Floater holders receive interest based on rates set at a six-month interval or at a Dutch Auction, which is typically held every 28 to 33 days. Current and prospective floater holders bid the minimum interest rate that they are willing to accept on the  floaters,  and the interest rate is set just high enough to ensure that all of the floaters are sold.

(ii) Inverse floater  holders receive all of the interest that remains,  if any, on the underlying  bonds after floater  interest and auction fees are paid.
     The interest rates on inverse floaters may be significantly  reduced,  even to zero, if interest rates rise.

Procedures for determining the interest payment on floaters and inverse floaters brought to market directly by the issuer are  comparable,  although the interest paid on the inverse  floaters is based on a presumed coupon rate that would have been required to bring  fixed-rate  bonds to market at the time the floaters and inverse floaters were issued.

Where inverse floaters are issued in conjunction with floaters,  inverse floater holders may be given the right to acquire the underlying  security (or to create a fixed-rate  bond) by calling an equal amount of  corresponding  floaters.  The underlying security may then be held or sold. However, typically, there are time constraints and other limitations associated with any right to combine interests and claim the underlying security.

Floater holders subject to a Dutch Auction  procedure  generally do not have the right to put back their  interests to the issuer or to a third party. If a Dutch
Auction fails, the floater holder may be required to hold its position until the underlying bond matures,  during which time interest on the floater is capped at a predetermined rate.

The  secondary  market for  floaters and inverse  floaters  may be limited.  The market value of inverse  floaters tends to be  significantly  more volatile than fixed-rate bonds.

LOAN INTERESTS

Diversified Bond and High-Yield may purchase loan interests, which are interests in amounts owed by a  corporate,  governmental  or other  borrower to lenders or lending  syndicates.  Loan interests  purchased by a fund may have a maturity of any number of days or years and may be acquired  from U.S.  and  foreign  banks, insurance companies, finance companies or other financial institutions that have made loans or are  members of a lending  syndicate  or from the  holders of loan interests.  Loan  interests  involve  the  risk of loss  in case of  default  or bankruptcy of the borrower and, in the case of participation interests,  involve a risk of insolvency of the agent lending bank or other financial  intermediary.
Loan  interests are not rated by any  nationally  recognized  securities  rating organization and are, at present,  not readily  marketable and may be subject to contractual restrictions on resale.

Another concern is liquidity.  Because there is no established  secondary market for loan  participations,  the fund's  ability to sell them for cash is limited.
Some  participation  agreements  place  limitations on the  investor's  right to resell the loan participation, even when a buyer can be found.

FOREIGN SECURITIES

High-Yield  may  invest up to 40% of its  assets in the  securities  of  foreign issuers, including foreign governments, when these securities meet its standards of selection.  Diversified Bond may invest an unlimited portion of its assets in such securities.  Securities of foreign issuers may trade in the U.S. or foreign securities markets.

Premium   Money   Market   and   Prime   Money   Market   may   invest  in  U.S.
dollar-denominated   foreign   securities,   and  may  not  invest  in  non-U.S.
dollar-denominated    foreign    securities.    Currently,    the   only    U.S.
dollar-denominated  foreign  securities  held outside the United States in which
Premium Money Market and Prime Money Market expect to invest are Euro CDs, which are held in England.  As a result,  the funds' exposure to the following foreign investment  risks is expected to be lower than funds that invest more broadly in securities held outside the United States.

Investments in foreign securities may present certain risks, including:

CURRENCY  RISK - The value of the foreign  investments  held by the funds may be significantly  affected by changes in currency  exchange rates. The dollar value of a foreign  security  generally  decreases  when the value of the dollar rises against the foreign currency in which the security is denominated,  and tends to increase when the value of the dollar falls against such currency.  In addition, the value of fund assets may be affected by losses and other  expenses  incurred in converting  between various  currencies in order to purchase and sell foreign securities, and by currency restrictions,  exchange control regulation, currency devaluations and political developments.

POLITICAL  AND ECONOMIC  RISK - The  economies of many of the countries in which the funds invest are not as  developed  as the economy of the United  States and
may  be  subject  to  significantly   different  forces.   Political  or  social
instability,   expropriation,   nationalization,   confiscatory   taxation   and
limitations on the removal of funds or other assets also could adversely  affect the value of investments.  Further, the funds may find it difficult or be unable to enforce  ownership  rights,  pursue  legal  remedies or obtain  judgments  in foreign courts.

REGULATORY RISK - Foreign companies  generally are not subject to the regulatory controls  imposed  on U.S.  issuers  and,  in  general,  there is less  publicly available  information about foreign securities than is available about domestic securities.  Many  foreign  companies  are not  subject to  uniform  accounting,
auditing  and  financial   reporting   standards,   practices  and  requirements
comparable  to those  applicable  to domestic  companies.  Income  from  foreign securities owned by the funds may be reduced by a withholding tax at the source, which would reduce dividend income payable to shareholders.

MARKET AND TRADING RISK - Brokerage commission rates in foreign countries, which generally are fixed rather than subject to  negotiation as in the United States, are likely to be higher.  The  securities  markets in many of the  countries  in which the funds  invest will have  substantially  less  trading  volume than the principal U.S. markets.  As a result,  the securities of some companies in these countries may be less liquid and more volatile than comparable U.S.  securities.
Furthermore,  one securities  broker may represent all or a significant  part of the trading  volume in a particular  country,  resulting in higher trading costs and decreased  liquidity due to a lack of alternative  trading  partners.  There generally  is less  government  regulation  and  supervision  of  foreign  stock exchanges,  brokers  and  issuers,  which  may  make  it  difficult  to  enforce contractual obligations.

CLEARANCE AND SETTLEMENT RISK - Foreign  securities  markets also have different clearance  and  settlement  procedures,  and in certain  markets there have been times  when  settlements  have  been  unable  to keep  pace  with the  volume of securities  transactions,  making it  difficult  to conduct  such  transactions.
Delays in clearance and settlement could result in temporary periods when assets of the funds are uninvested and no return is earned.  The inability of the funds to make intended  security  purchases due to clearance and  settlement  problems could cause the funds to miss attractive investment opportunities.  Inability to dispose of portfolio  securities due to clearance and settlement  problems could result either in losses to the funds due to subsequent  declines in the value of the  portfolio  security or, if the fund has entered into a contract to sell the security, liability to the purchaser.

OWNERSHIP  RISK - Evidence of  securities  ownership  may be  uncertain  in many foreign  countries.  As a result,  there is a risk that a fund's  trade  details could be incorrectly  or  fraudulently  entered at the time of the  transaction, resulting in a loss to the fund.

CONVERTIBLE DEBT SECURITIES

A convertible debt security is a fixed-income security that offers the potential for capital appreciation through a conversion feature that enables the holder to convert  the  fixed-income  security  into a stated  number  of shares of common stock. As fixed-income securities,  convertible debt securities provide a stable stream of income,  with generally higher yields than common stocks.  Convertible debt  securities  offer the  potential to benefit  from  increases in the market price of the underlying common stock, however, they generally offer lower yields than  non-convertible  securities  of similar  quality.  Of course,  as with all fixed-income securities, there can be no assurance of current income because the issuers of the convertible debt securities may default on their obligations.  In addition, there can be no assurance of capital appreciation because the value of the underlying common stock will fluctuate.

Convertible  debt  securities  generally are  subordinated  to other similar but non-convertible  securities of the same issuer,  although  convertible bonds, as corporate debt  obligations,  enjoy  seniority in right of payment to all equity securities,  and  convertible  preferred  stock is senior to common stock of the same issuer.  Because of the subordination  feature,  however,  convertible debt securities typically have lower ratings from ratings  organizations than similar non-convertible securities.

Unlike a convertible security that is a single security, a synthetic convertible security  is  comprised  of  two  distinct  securities  that  together  resemble convertible securities in certain respects. Synthetic convertible securities are created by combining  non-convertible bonds or preferred stocks with warrants or stock call options. The options that will form elements of synthetic convertible securities will be listed on a securities exchange or NASDAQ. The two components of a synthetic  convertible  security,  which will be issued with respect to the same entity,  generally are not offered as a unit, and may be purchased and sold by the fund at different times.  Synthetic  convertible  securities  differ from convertible  securities  in certain  respects.  Each  component  of a  synthetic convertible  security has a separate  market value and responds  differently  to market fluctuations.  Investing in a synthetic convertible security involves the
risk  normally  found  in  holding  the  securities   comprising  the  synthetic
convertible security.

SHORT-TERM SECURITIES

In order to meet anticipated  redemptions,  anticipated  purchases of additional securities for the fund's portfolio,  or, in some cases, for temporary defensive purposes, each fund may invest a portion of its assets in money market and other short-term securities.

Examples of those securities include:

o    Securities issued or guaranteed by the U.S. government and its agencies and instrumentalities

o    Commercial Paper (Diversified Bond only)

o    Certificates of Deposit and Euro Dollar Certificates of Deposit

o    Bankers' Acceptances

o    Short-term notes, bonds, debentures or other debt instruments

o    Repurchase agreements

o    Money market funds

Under the  Investment  Company  Act,  a fund's  investment  in other  investment companies  (including  money market funds) currently is limited to (a) 3% of the total voting  stock of any one  investment  company;  (b) 5% of the fund's total assets with respect to any one investment company; and (c) 10% of a fund's total assets in the  aggregate.  These  investments  may include  investments in money market funds managed by the advisor.  Any  investment in money market funds must be consistent with the investment  policies and  restrictions of the fund making the investment.

EQUITY EQUIVALENTS

In addition to investing in common stocks, High-Yield may invest in other equity securities and equity equivalents,  including securities that permit the fund to receive an equity  interest in an issuer,  the  opportunity to acquire an equity interest in an issuer,  or the opportunity to receive a return on its investment that  permits the fund to benefit  from the growth over time in the equity of an issuer.

Equity  equivalents also may include securities whose value or return is derived from the value or return of a different security. Depositary receipts, which are described in the FOREIGN SECURITIES section, page xx, are an example of the type of derivative security in which the fund might invest.

TENDER OPTION BONDS

Tender Option Bonds (TOBs) were created to increase the supply of  high-quality, short-term tax-exempt  obligations,  and thus they are of particular interest to money market funds. However, High-Yield may purchase these instruments.

TOBs are created by municipal  bond dealers who  purchase  long-term  tax-exempt bonds in the  secondary  market,  place the  certificates  in  trusts,  and sell interests in the trusts with puts or other liquidity  guarantees  attached.  The credit quality of the resulting synthetic short-term  instrument is based on the put provider's short-term rating and the underlying bond's long-term rating.

There is some risk  that a  remarketing  agent  will  renege on a tender  option agreement if the underlying bond is downgraded or defaults. Because of this, the fund  managers  monitor the credit  quality of bonds  underlying  the funds' TOB holdings and intend to sell or put back any TOB if the rating on the  underlying bond falls  below the  second-highest  rating  category  designated  by a rating agency.

INVESTMENT POLICIES

Unless otherwise indicated,  with the exception of the percentage limitations on borrowing,  the policies  described below apply at the time a fund enters into a transaction.  Accordingly,  any later increase or decrease  beyond the specified limitation resulting from a change in a fund's net assets will not be considered in determining whether it has complied with its investment policies.

For purposes of the funds'  investment  policies,  the party  identified  as the
"issuer"  of a  municipal  security  depends on the form and  conditions  of the security.  When the assets and revenues of a political  subdivision are separate from those of the government  that created the  subdivision  and the security is backed only by the assets and revenues of the  subdivision,  the  subdivision is deemed the sole  issuer.  Similarly,  in the case of an  Industrial  Development
Bond,   if  the  bond  were  backed  only  by  the  assets  and  revenues  of  a non-governmental  user,  the  non-governmental  user  would be  deemed  the sole issuer. If, in either case, the creating government or some other entity were to guarantee the security,  the guarantee  would be considered a separate  security and treated as an issue of the guaranteeing entity.

FUNDAMENTAL INVESTMENT POLICIES

The funds'  fundamental  investment  policies are listed below. These investment policies and the funds'  investment  objectives set forth in their  prospectuses may not be changed without approval of a majority of the outstanding  votes of a fund's investors, as determined in accordance with the Investment Company Act.

SUBJECT              POLICY

Senior Securities    A fund may not issue senior securities except as permitted under the Investment Company Act.

Borrowing            A fund may not borrow money, except for temporary or
                     emergency purposes (not for leveraging or investment) in an amount greater than 33-1/3% of the fund's total assets.

Lending              A fund may not lend any security or make any other loan if, as a result, more than 33-1/3% of the fund's total assets
                     would be lent to other parties, except (i) through the
                     purchase of debt securities in accordance with its
                     investment objective, policies and limitations or (ii) by
                     engaging in repurchase agreements with respect to portfolio securities.

Real Estate          A fund may not purchase or sell real estate unless acquired as a result of ownership of securities or other instruments.
                     This policy shall not prevent a fund from investing
                     in securities or other instruments backed by real estate or securities of companies that deal in real estate or are
                     engaged in the real estate business.

Concentration        A fund may not concentrate its investments in securities of issuers in a particular industry (other than securities
                     issued or guaranteed by the U.S. government or any of its
                     agencies or instrumentalities), except that the money
                     market funds may invest more than 25% of their total assets in the financial services industry.

Underwriting         A fund may not act as an underwriter of securities issued
                     by others, except to the extent that the fund may be
                     considered an underwriter within the meaning of the
                     Securities Act of 1933 in the disposition of restricted
                     securities.

Commodities          A fund may not purchase or sell physical commodities unless acquired as a result of ownership of securities or other
                     instruments, provided that this limitation shall not
                     prohibit a fund from purchasing or selling options and
                     futures contracts or from investing in securities or other instruments backed by physical commodities.

Control              A fund may not invest for purposes of exercising control
                     over management.

For purposes of the investment  restrictions  relating to lending and borrowing, the funds have  received an exemptive  order from the SEC regarding an interfund lending  program.  Under the terms of the exemptive  order, the funds may borrow money  from  or  lend  money  to  other  ACIM-advised  funds  that  permit  such transactions.  All such transactions will be subject to the limits for borrowing and lending set forth  above.  The funds will borrow  money  through the program only  when the costs are  equal to or lower  than the costs of  short-term  bank loans.  Interfund loans and borrowing  normally  extend only overnight,  but can have a maximum  duration of seven days.  The funds will lend through the program only when the  returns  are higher than those  available  from other  short-term instruments (such as repurchase agreements). The funds may have to borrow from a bank at a higher  interest  rate if an interfund  loan is called or not renewed.
Any delay in  repayment  to a lending  fund  could  result in a lost  investment opportunity or additional borrowing costs.

For purposes of the investment  restriction  relating to  concentration,  a fund shall not purchase any  securities  that would cause 25% or more of the value of the fund's total assets at the time of purchase to be invested in the securities of one or more issuers  conducting  their principal  business  activities in the same industry  (except  financial  services  industries for money market funds), provided that

(a)  there is no limitation with respect to obligations  issued or guaranteed by the U.S.  government,  any state,  territory  or  possession  of the United
     States,  the  District of Columbia or any of their  authorities,  agencies, instrumentalities  or  political  subdivisions  and  repurchase  agreements secured by such obligations;

(b)  wholly owned finance  companies  will be considered to be in the industries of their parents if their activities are primarily related to financing the activities of their parents;

(c)  utilities will be divided  according to their services,  for example,  gas, gas transmission, electric and gas, and electric and telephone will each be considered a separate industry; and

(d)  personal credit and business credit businesses will be considered  separate industries.

NONFUNDAMENTAL INVESTMENT POLICIES

In addition, the funds are subject to the following investment policies that are not fundamental and may be changed by the Board of Trustees.

SUBJECT               POLICY

Leveraging            A fund may not purchase additional investment securities
                      at any time during which outstanding borrowings exceed 5%
                      of the total assets of the fund.

Futures and Options   Diversified Bond and High-Yield may enter into futures
                      contracts and write and buy put and call options relating
                      to futures contracts. A fund may not, however, enter into
                      leveraged transactions if it would be possible for the
                      fund to lose more money than it invested. The money market funds may not purchase or sell futures contracts or call
                      options. This limitation does not apply to options
                      attached to, or acquired or traded together with, their
                      underlying securities, and does not apply to securities
                      that incorporate features similar to options or futures
                      contracts.

Liquidity             A fund may not purchase any security or enter into a
                      repurchase agreement if, as a result, more than 15% (10%
                      for money market funds) of its net assets would be
                      invested in repurchase agreements not entitling the holder to payment of principal and interest within seven days,
                      and securities that are illiquid by virtue of legal or
                      contractual restrictions on resale or the absence of a
                      readily available market.

Short Sales           A fund may not sell securities short, unless it owns or
                      has the right to obtain securities equivalent in kind and
                      amount to the securities sold short, and provided that
                      transactions in futures contracts and options are not
                      deemed to constitute selling securities short.

Margin                A fund may not purchase securities on margin, except to
                      obtain such short-term credits as are necessary for the
                      clearance of transactions, and provided that margin
                      payments in connection with futures contracts and options
                      on futures contracts shall not constitute purchasing
                      securities on margin.

The Investment  Company Act imposes  certain  additional  restrictions  upon the
fund's   ability  to  acquire   securities   issued  by   insurance   companies,
broker-dealers,  underwriters or investment advisors, and upon transactions with affiliated  persons as defined  by the Act.  It also  defines  and  forbids  the creation of cross and circular  ownership.  Neither the SEC nor any other agency of the federal or state government  participates in or supervises the management of the funds or their investment practices or policies.

PORTFOLIO TURNOVER

The portfolio turnover rates of Diversified Bond and High-Yield are shown in the
Financial  Highlights  tables  in  the  funds'  Prospectuses.   Because  of  the
short-term  nature of the money market funds'  investments,  portfolio  turnover rates are not generally used to evaluate their trading activities.

For  Diversified  Bond and  High-Yield,  the fund managers  intend to purchase a given security  whenever they believe it will contribute to the stated objective of a particular fund. In order to achieve each fund's investment objective,  the managers may sell a given security  regardless of the length of time it has been held in the portfolio,  and regardless of the gain or loss realized on the sale.
The managers may sell a portfolio  security if they believe that the security is not fulfilling its purpose  because,  among other things,  it did not live up to the managers'  expectations,  because it may be replaced  with another  security holding greater promise,  because it has reached its optimum potential,  because of a change in the  circumstances  of a  particular  company or  industry  or in general economic conditions, or because of some combination of such reasons.

Because investment  decisions are based on a particular  security's  anticipated contribution to a fund's  investment  objective,  the managers  believe that the rate of portfolio  turnover is irrelevant  when they  determine that a change is required  to achieve  the fund's  investment  objective.  As a result,  a fund's annual portfolio turnover rate cannot be anticipated and may be higher than that of other mutual funds with similar investment objectives.  Higher turnover could result  in  greater  trading  costs,  which is a cost the  funds  pay  directly.
Portfolio  turnover also may affect the character of capital gains  realized and distributed by a fund, if any, because  short-term  capital gains are taxable as ordinary income.

Because the managers do not take portfolio  turnover rate into account in making investment  decisions,  (1) the managers  have no intention of  maintaining  any particular  rate  of  portfolio  turnover,  whether  high  or  low,  and (2) the portfolio  turnover rates in the past should not be considered as representative of the rates that will be attained in the future.

TEMPORARY DEFENSIVE MEASURES

For temporary  defensive  purposes,  each fund may invest in securities that may not fit its  investment  objective  or its  stated  market.  During a  temporary defensive  period,  a fund may  direct its  assets to the  following  investment vehicles:

o    interest-bearing bank accounts or certificates of deposit

o    U.S. government securities and repurchase agreements collateralized by U.S.
     government securities

o    other money market funds

To the extent a fund assumes a defensive  position,  it will not be pursuing its investment objective.

MANAGEMENT

The  individuals  listed below serve as trustees or officers of the funds.  Each trustee serves until his or her successor is duly elected and qualified or until
he  or  she  retires.   Effective  March  2004,  mandatory  retirement  age  for
independent  trustees  is 73.  However,  the  mandatory  retirement  age  may be extended for a period not to exceed two years with the approval of the remaining independent  trustees.  The  independent  trustees  have  extended the mandatory retirement age of Mr. Eisenstat to 75. Mr. Scott may serve until age 77 based on an extension granted under retirement  guidelines in effect prior to March 2004.
Those  listed as  interested  trustees are  "interested"  primarily by virtue of their  engagement as officers of American Century  Companies,  Inc. (ACC) or its wholly-owned  subsidiaries,  including the funds' investment  advisor,  American
Century Investment  Management,  Inc. (ACIM); the funds' principal  underwriter,
American  Century  Investment  Services,  Inc.  (ACIS);  and the funds' transfer agent, American Century Services Corporation (ACSC).

The  other  trustees  (more  than   three-fourths   of  the  total  number)  are
independent;  that is,  they  are not  employees  or  officers  of,  and have no financial  interest in, ACC or any of its wholly-owned  subsidiaries,  including
ACIM,  ACIS and ACSC. The trustees  serve in this capacity for eight  registered investment companies in the American Century family of funds.

All persons named as officers of the funds also serve in similar  capacities for the other 12 investment  companies advised by ACIM, unless otherwise noted. Only officers with policy-making  functions are listed. No officer is compensated for his or her  service  as an  officer  of  the  funds.  The  listed  officers  are interested  persons of the funds and are appointed or  re-appointed on an annual basis.

                                                                                      NUMBER OF
                                                                                      PORTFOLIOS
                                                                                      IN FUND
                                        LENGTH                                        COMPLEX     OTHER
                         POSITION(S)    OF TIME                                       OVERSEEN    DIRECTORSHIPS
                         HELD WITH      SERVED       PRINCIPAL OCCUPATION(S)          BY          HELD BY
NAME, ADDRESS (AGE)      FUNDS          (YEARS)      DURING PAST 5 YEARS              TRUSTEE     TRUSTEE

------------------------------------------------------------------------------------------------------------------------
INTERESTED TRUSTEES

William M. Lyons         Trustee,       6            Chief Executive Officer, ACC     33          None
4500 Main Street         Chairman                    and other ACC subsidiaries
Kansas City, MO 64111    of the                      (September 2000 to present)
(48)                     Board                       President, ACC
                                                     (June 1997 to present)
                                                     President, ACIM
                                                     (September 2002 to present)
                                                     President, ACIS
                                                     (July 2003 to present)
                                                     Chief Operating Officer, ACC
                                                     (June 1996 to September 2000)
                                                     Also serves as: Executive
                                                     Vice President , ACSC and other
                                                     ACC subsidiaries

------------------------------------------------------------------------------------------------------------------------
INDEPENDENT TRUSTEES

Albert Eisenstat         Trustee        8            Retired, General Partner,        33          Independent Director,
1665 Charleston Road                                 DISCOVERY VENTURES                           SUNGARD DATA SYSTEMS
Mountain View, CA 94043                              (Venture capital firm,                       (1991 to present)
(74)                                                 1996 to 1998)                                Independent Director,
                                                                                                  BUSINESS OBJECTS S/A
                                                                                                  (1994 to present)
                                                                                                  Independent Director
                                                                                                  Commercial Metals
                                                                                                  (1983-2001)
Ronald J. Gilson         Lead           8            Charles J. Meyers Professor      33          None
1665 Charleston Road     Trustee                     of Law and Business,
Mountain View, CA 94043                              STANFORD LAW SCHOOL
(57)                                                 (1979 to present)
                                                     Mark and Eva Stern
                                                     Professor of Law and
                                                     Business, COLUMBIA
                                                     UNIVERSITY SCHOOL OF LAW
                                                     (1992 to present)
                                                     Counsel, MARRON, REID &
                                                     SHEEHY (a San Francisco
                                                     law firm, 1984 to present)

Kathryn A. Hall          Trustee        2            President and Chief              33          Director, PRINCETON
1665 Charleston Road                                 Investment Officer,                          UNIVERSITY
Mountain View, CA 94043                              OFFIT HALL CAPITAL                           INVESTMENT COMPANY
(46)                                                 MANAGEMENT, LLC                              (1997 to present)
                                                     (April 2002 to present)                      Director, STANFORD
                                                     President and Managing                       MANAGEMENT COMPANY
                                                     Director, LAUREL MANAGEMENT                  (2001 to present)
                                                     COMPANY, L.L.C.                              Director, UCSF
                                                     (1996 to April 2002)                         FOUNDATION
                                                                                                  (2000 to present)
                                                                                                  Director, SAN FRANCISCO
                                                                                                  DAY SCHOOL
                                                                                                  (1999 to present)

Myron S. Scholes         Trustee        23           Partner, OAK HILL CAPITAL        33          Director, DIMENSIONAL
1665 Charleston Road                                 MANAGEMENT, (1999 to present)                FUND ADVISORS
Mountain View, CA 94043                              Principal, LONG-TERM                         (investment advisor,
(63)                                                 CAPITAL MANAGEMENT                           1982 to present)
                                                     (investment advisor,                         Director, SMITH
                                                     1993 to January 1999)                        BREEDEN FAMILY
                                                     Frank E. Buck Professor                      OF FUNDS
                                                     of Finance, STANFORD                         (1992 to present)
                                                     GRADUATE SCHOOL OF BUSINESS
                                                     (1981 to present)

Kenneth E. Scott         Trustee        32           Ralph M. Parsons Professor       33          None
1665 Charleston Road                                 of Law and Business,
Mountain View, CA 94043                              STANFORD LAW SCHOOL
(75)                                                 (1972 to present)

John B. Shoven           Trustee        1            Professor of Economics,          33          Director, CADENCE
1665 Charleston Road                                 STANFORD UNIVERSITY                          DESIGN SYSTEMS
Mountain View, CA 94043                              (1977 to present)                            (1992 to present)
(57)                                                                                              Director, WATSON
                                                                                                  WYATT WORLDWIDE
                                                                                                  (2002 to present)
                                                                                                  Director, PALMSOURCE INC.
                                                                                                  (2002 to present)

Jeanne D. Wohlers        Trustee        19           Retired, Director and Partner,   33          Director, INDUS
1665 Charleston Road                                 WINDY HILL PRODUCTIONS, LP                   INTERNATIONAL
Mountain View, CA 94043                              (educational software,                       (software solutions,
(59)                                                 1994 to 1998)                                January 1999
                                                                                                  to present)
                                                                                                  Director, QUINTUS
                                                                                                  CORPORATION
                                                                                                  (automation solutions,
                                                                                                  1995 to present)

------------------------------------------------------------------------------------------------------------------------
OFFICERS

William M. Lyons         President      3            See entry above under            Not         See entry above
4500 Main Street                                     "Interested Trustees."           applicable  under "Interested
Kansas City, MO 64111                                                                             Trustees."
(48)

Robert T. Jackson        Executive      3            Chief Administrative Officer,    Not         Not
4500 Main St.            Vice                        ACC (August 1997 to present)     applicable  applicable
Kansas City, MO 64111    President                   Chief Financial Officer,
(58)                                                 ACC (May 1995 to October 2002)
                                                     President, ACSC
                                                     (January 1999 to present)
                                                     Executive Vice President,
                                                     ACC (May 1995 to present)
                                                     Also serves as: Executive
                                                     Vice President and Chief
                                                     Financial Officer, ACIM, ACIS
                                                     and other ACC subsidiaries,
                                                     and Treasurer, ACIM

Maryanne Roepke, CPA     Senior Vice    3            Senior Vice President            Not         Not
4500 Main St.            President,                  (April 1998 to present)          applicable  applicable
Kansas City, MO 64111    Treasurer                   and Assistant Treasurer, ACSC
(48)                     and Chief                   (September 1985 to present)
                         Accounting
                         Officer

David C. Tucker          Senior Vice    5            Senior Vice President, ACIM,     Not         Not
4500 Main St.            President                   ACIS, ACSC and other ACC         applicable  applicable
Kansas City, MO 64111    and                         subsidiaries
(46)                     General                     (June 1998 to present)
                         Counsel                     General Counsel, ACC,
                                                     ACIM, ACIS, ACSC and
                                                     other ACC subsidiaries
                                                     (June 1998 to present)

C. Jean Wade             Controller(1)  7            Vice President, ACSC             Not         Not
4500 Main St.                                        (February 2000 to present)       applicable  applicable
Kansas City, MO 64111                                Controller-Fund Accounting,
(40)                                                 ACSC (June 1997 to present)

Robert Leach             Controller     7            Vice President, ACSC             Not         Not
4500 Main St.                                        (February 2000 to present)       applicable  applicable
Kansas City, MO 64111                                Controller-Fund Accounting,
(38)                                                 ACSC (June 1997 to present)

Jon Zindel               Tax Officer    6            Vice President, Corporate Tax,   Not         Not
4500 Main St.                                        ACSC (April 1998 to present)     applicable  applicable
Kansas City, MO 64111                                Vice President, ACIM, ACIS
(37)                                                 and other ACC subsidiaries
                                                     (April 1999 to present)
                                                     President, AMERICAN CENTURY
                                                     EMPLOYEE BENEFIT SERVICES, INC.
                                                     (January 2000 to December 2000)
                                                     Treasurer, AMERICAN CENTURY EMPLOYEE
                                                     BENEFIT SERVICES, INC.
                                                     (December 2000 to present)
                                                     Treasurer, AMERICAN CENTURY
                                                     VENTURES, INC.
                                                     (December 1999 to January 2001)

1    MS.  WADE  SERVES IN A SIMILAR  CAPACITY  FOR THE  OTHER  SEVEN  INVESTMENT
     COMPANIES ADVISED BY ACIM.

THE BOARD OF TRUSTEES

The Board of Trustees  oversees the  management  of the funds and meets at least quarterly to review reports about fund  operations.  The board has the authority to manage the business of the funds on behalf of their investors, and it has all powers necessary or convenient to carry out that  responsibility.  Consequently, the trustees may adopt bylaws providing for the regulation and management of the affairs  of the  funds and may amend and  repeal  them to the  extent  that such bylaws  do not  reserve  that  right  to the  funds'  investors.  They  may fill vacancies  in or reduce  the number of board  members,  and may elect and remove
such  officers  and  appoint  and   terminate   such  agents  as  they  consider
appropriate.  They may appoint from their own number and establish and terminate one or more  committees  consisting of two or more trustees who may exercise the powers and  authority  of the board to the extent that the  trustees  determine.
They may, in general,  delegate such authority as they consider desirable to any officer of the funds, to any committee of the board and to any agent or employee of the funds or to any  custodian,  transfer or  investor  servicing  agent,  or principal  underwriter.  Any determination as to what is in the interests of the funds made by the trustees in good faith shall be conclusive.

BOARD REVIEW OF INVESTMENT MANAGEMENT CONTRACTS

The Board of Trustees  oversees  each fund's  management  and  performance  on a continuous basis, and the board determines annually whether to approve and renew the  fund's  investment  management  agreement.  ACIM  provides  the board  with monthly,  quarterly,  and annual analyses of ACIM's performance in the following areas:

o    Investment performance of the funds (short-, medium- and long-term);

o    Shareholder services provided;

o    Compliance with investment restrictions; and

o    Fund  accounting  services  provided  (including the valuation of portfolio securities);

Leaders  of  each  fund's   portfolio   management  team  meet  with  the  board
periodically to discuss the management and performance of the fund.

When considering  whether to renew an investment  advisory  contract,  the board examines  several  factors,  but does not  identify  any  particular  factor  as controlling their decision. Some of the factors considered by the board include:
the nature,  extent,  and quality of the advisory  services  provided as well as other material  facts,  such as the investment  performance of the fund's assets managed by the adviser and the fair market  value of the services  provided.  To assess these factors,  the board reviews both ACIM's performance and that of its peers, as reported by independent  gathering  services such as Lipper Analytical
Services (for fund  performance  and expenses) and National  Quality Review (for shareholder services).

Additional  information  is provided  to the board  detailing  other  sources of revenue  to ACIM or its  affiliates  from  its  relationship  with  the fund and intangible or "fall-out" benefits that accrue to the adviser and its affiliates, if relevant,  and the adviser's control of the investment  expenses of the fund, such as transaction  costs,  including ways in which portfolio  transactions for the fund are conducted and brokers are selected.

The board also reviews the  investment  performance of each fund compared with a peer group of funds and an  appropriate  index or  combination  of  indexes,  in addition to a comparative  analysis of the total expense ratios of, and advisory fees paid by, similar funds.

The board considered the level of ACIM's profits in respect to the management of the American  Century family of funds,  including the  profitability of managing each fund.  The board  conducted an extensive  review of ACIM's  methodology  in allocating  costs to the management of each fund.  The board  concluded that the cost  allocation  methodology  employed  by ACIM has a  reasonable  basis and is appropriate in light of all of the  circumstances.  They  considered the profits realized by ACIM in  connection  with the operation of each fund and whether the amount of profit is a fair  entrepreneurial  profit for the  management  of each fund.  The board  also  considered  ACIM's  profit  margins in  comparison  with available industry data, both accounting for and excluding marketing expenses.

Based on their  evaluation  of all  material  factors  assisted by the advice of independent  legal  counsel,  the board,  including  the  independent  trustees, concluded  that the existing  management  fee structures are fair and reasonable and that the existing investment management contracts should be continued.

COMMITTEES

The board has four  standing  committees  to oversee  specific  functions of the funds'  operations.  Information  about  these  committees  appears in the table below. The trustee first named serves as chairman of the committee.

                                                                                    NUMBER OF
                                                                                MEETINGS HELD DURING
COMMITTEE     MEMBERS               FUNCTION                                     LAST FISCAL YEAR

Audit         Kenneth E. Scott      The Audit Committee approves the                  4
              Albert Eisenstat      engagement of the funds' independent
              Jeanne D. Wohlers     auditors, recommends approval of such
                                    engagement to the independent directors,
                                    and oversees the activities of the funds'
                                    independent auditors. The Committee
                                    receives reports from the advisor's
                                    Internal Audit Department, which is
                                    accountable to the Committee. The
                                    Committee also receives reporting
                                    about compliance matters affecting
                                    the funds.

Nominating    Kenneth E. Scott      The Nominating Committee primarily                1
              Ronald J. Gilson      considers and recommends individuals
              Albert Eisenstat      for nomination as trustees. The names of
              Myron S. Scholes      potential trustee candidates are drawn
              Jeanne D. Wohlers     from a number of sources, including
                                    recommendations from members of the
                                    board, management and shareholders.
                                    This committee also reviews and makes
                                    recommendations to the board with respect
                                    to the composition of board committees and
                                    other board-related matters, including its
                                    organization, size, composition,
                                    responsibilities, functions and compensation.
                                    The Nominating Committee does not currently
                                    have a policy governing the circumstances
                                    under which it will or will not consider
                                    nominees recommended by shareholders.

Portfolio     Myron S. Scholes      The Portfolio Committee reviews quarterly         6
              Kathryn A. Hall       the investment activities and strategies used
                                    to manage fund assets. The committee
                                    regularly receives reports from portfolio
                                    managers, credit analysts and other
                                    investment personnel concerning the funds'
                                    investments.

Quality       Ronald J. Gilson      The Quality of Service Committee reviews          4
of            John B. Shoven        the level and quality of transfer agent and
Service       William M. Lyons      administrative services provided to the funds
              John B. Shoven        and their shareholders. It receives and reviews
                                    reports comparing those services to those of
                                    fund competitors and seeks to improve such
                                    services where feasible and appropriate.

COMPENSATION OF TRUSTEES

The  trustees  serve  as  trustees  or  directors  for  eight  American  Century investment companies. Each trustee who is not an interested person as defined in the Investment Company Act receives  compensation for service as a member of the board of all eight  companies  based on a schedule  that takes into  account the number of meetings  attended  and the assets of the funds for which the meetings are held.  These  fees and  expenses  are  divided  among  the eight  investment companies based, in part, upon their relative net assets. Under the terms of the management agreement with the advisor, the funds are responsible for paying such fees and expenses.

The following table shows the aggregate  compensation  paid by the funds for the periods  indicated and by the eight investment  companies served by the board to each  trustee  who is not an  interested  person as  defined  in the  Investment
Company Act.

AGGREGATE TRUSTEE COMPENSATION FOR FISCAL YEAR ENDED MARCH 31, 2004

                                                  TOTAL COMPENSATION FROM
                          TOTAL COMPENSATION       THE AMERICAN CENTURY
NAME OF TRUSTEE           FROM THE FUNDS(1)        FAMILY OF FUNDS(2)
--------------------------------------------------------------------------------
Albert A. Eisenstat       $xxx                     $xxx

Ronald J. Gilson          $xxx                     $xxx

Kathryn A. Hall           $xxx                     $xxx

Myron S. Scholes          $xxx                     $xxx           INFO TO COME

Kenneth E. Scott          $xxx                     $xxx

John B. Shoven            $xxx                     $xxx

Jeanne D. Wohlers         $xxx                     $xxx

1    INCLUDES  COMPENSATION  PAID TO THE  TRUSTEES  DURING THE FISCAL YEAR ENDED
     MARCH 31, 2004, AND ALSO INCLUDES  AMOUNTS  DEFERRED AT THE ELECTION OF THE
     TRUSTEES UNDER THE AMERICAN  CENTURY MUTUAL FUNDS'  INDEPENDENT  DIRECTORS'
     DEFERRED COMPENSATION PLAN.

2    INCLUDES  COMPENSATION PAID BY THE EIGHT INVESTMENT  COMPANY MEMBERS OF THE
     AMERICAN  CENTURY FAMILY OF FUNDS SERVED BY THIS BOARD. THE TOTAL AMOUNT OF
     DEFERRED  COMPENSATION  INCLUDED IN THE PRECEDING TABLE IS AS FOLLOWS:  MR.
     EISENSTAT,  $_____;  MR. GILSON,  $_____;  MS. HALL,  $_____;  MR. SCHOLES,
     $_____; MR. SCOTT, $_____; AND MR. SHOVEN, $_____. INFO TO COME

The funds have adopted the American Century Mutual Funds' Independent Directors'
Deferred  Compensation Plan. Under the plan, the independent  trustees may defer receipt  of all or any  part of the  fees to be paid  to  them  for  serving  as trustees of the funds.

All  deferred  fees are  credited to an account  established  in the name of the trustees.  The amounts credited to the account then increase or decrease, as the case may be, in accordance  with the  performance of one or more of the American
Century funds that are selected by the trustee. The account balance continues to fluctuate in accordance with the performance of the selected fund or funds until final  payment of all amounts  credited to the account.  Trustees are allowed to change their designation of mutual funds from time to time.

No deferred  fees are payable until such time as a trustee  resigns,  retires or otherwise  ceases to be a member of the Board of Trustees.  Trustees may receive deferred fee account  balances either in a lump sum payment or in  substantially equal installment payments to be made over a period not to exceed 10 years. Upon the death of a trustee,  all remaining deferred fee account balances are paid to the trustee's beneficiary or, if none, to the trustee's estate.

The plan is an unfunded plan and,  accordingly,  the funds have no obligation to segregate  assets to secure or fund the deferred  fees. To date,  the funds have voluntarily  funded their  obligations.  The rights of trustees to receive their deferred fee account balances are the same as the rights of a general  unsecured creditor  of  the  funds.  The  plan  may  be  terminated  at  any  time  by the administrative  committee of the plan. If  terminated,  all deferred fee account balances will be paid in a lump sum.

No deferred  fees were paid to any trustee under the plan during the fiscal year ended March 31, 2004.

OWNERSHIP OF FUND SHARES

The trustees  owned shares in the funds as of December 31, 2003, as shown in the table below:

                                                                    NAMES OF TRUSTEES

                                                 WILLIAM M.         ALBERT          RONALD J.        KATHYRN A.
                                                    LYONS          EISENSTAT         GILSON             HALL
---------------------------------------------------------------------------------------------------------------------------
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Premium Money Market                               A                A                A                 A

   Diversified Bond                                   A                A                A                 A

   Prime Money Market                                 C                E                D                 A

   High-Yield                                         A                A                A                 A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES                        E                E                E                 C

                                                                    NAMES OF TRUSTEES

                                                  MYRON S.        KENNETH E.         JOHN B.         JEANNE D.
                                                   SCHOLES           SCOTT           SHOVEN            WOHLERS
DOLLAR RANGE OF EQUITY SECURITIES IN THE FUNDS:

   Premium Money Market                               A                A                A                 A

   Diversified Bond                                   A                A                A                 A

   Prime Money Market                                 A                C                A                 B

   High-Yield                                         A                A                A                 A

AGGREGATE DOLLAR RANGE OF EQUITY
SECURITIES IN ALL REGISTERED INVESTMENT
COMPANIES OVERSEEN BY TRUSTEES IN
FAMILY OF INVESTMENT COMPANIES                        E                E                D                 E

RANGES: A--NONE, B--$1-$10,000, C--$10,001-$50,000, D--$50,001-$100,000, E--MORE THAN $100,000

CODE OF ETHICS

The funds, the investment advisor and principal  underwriter have adopted a code of ethics under Rule 17j-1 of the Investment  Company Act and the code of ethics permits  personnel  subject  to the  code to  invest  in  securities,  including securities that may be purchased or held by the funds,  provided that they first obtain approval from the compliance department before making such investments.

PROXY VOTING GUIDELINES

The Advisor is responsible for exercising the voting rights  associated with the securities  purchased  and/or  held  by the  funds.  In  exercising  its  voting obligations,  the Advisor is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing  benefits to them. The Advisor attempts to consider all factors of its vote that could affect the value of the investment. The funds' Board of Trustees has approved the Advisor's Proxy Voting Guidelines to govern the Advisor's proxy voting activities.

The  Advisor and the board have agreed on certain  significant  contributors  to shareholder value with respect to a number of matters that are often the subject of proxy  solicitations  for shareholder  meetings.  The Proxy Voting Guidelines specifically  address  these  considerations  and  establish a framework for the
Advisor's  consideration of the vote that would be appropriate for the funds. In particular,  the Proxy Voting  Guidelines  outline  principles and factors to be considered in the exercise of voting authority for proposals addressing:

o    Election of Directors

o    Ratification of Selection of Auditors

o    Equity-Based Compensation Plans

o    Anti-Takeover Proposals
     =    Cumulative Voting
     =    Staggered Boards
     =    "Blank Check" Preferred Stock
     =    Elimination of Preemptive Rights
     =    Non-targeted Share Repurchase
     =    Increase in Authorized Common Stock
     =    "Supermajority" Voting Provisions or Super Voting Share Classes
     =    "Fair Price" Amendments
     =    Limiting the Right to Call Special Shareholder Meetings
     =    Poison Pills or Shareholder Rights Plans
     =    Golden Parachutes
     =    Reincorporation
     =    Confidential Voting
     =    Opting In or Out of State Takeover Laws
o    Shareholder Proposals Involving Social, Moral or Ethical Matters

o    Anti-Greenmail Proposals

o    Changes to Indemnification Provisions

o    Non-Stock Incentive Plans

o    Director Tenure

o    Directors' Stock Options Plans

o    Director Share Ownership

Finally,  the Proxy Voting Guidelines establish procedures for voting of proxies in  cases in which  the  Advisor  may have a  potential  conflict  of  interest.
Companies  with  which the  Advisor  has  direct  business  relationships  could theoretically use these  relationships to attempt to unduly influence the manner in which American  Century votes on matters for the funds. To ensure that such a conflict  of  interest  does not affect  proxy  votes  cast for the  funds,  all discretionary  (including case-by-case) voting for these companies will be voted in direct  consultation  with a committee  of the  independent  directors of the funds.

A copy of the  Advisor's  Proxy Voting  Guidelines  are  available on the funds'
website at americancentury.com.

THE FUNDS' PRINCIPAL SHAREHOLDERS

As of July 1, 2004, the following  companies were the record owners of more than
5% of the outstanding shares of any class of the fund:

                                                     PERCENTAGE OF            PERCENTAGE OF
FUND        SHAREHOLDER                              OUTSTANDING SHARES     OUTSTANDING SHARES
                                                     OWNED OF RECORD       OWNED BENEFICIALLY (1)
PREMIUM MONEY MARKET
   Investor
            Chase Manhattan Bank N.A.                      xx%                 INFO TO COME
            Trustee Olin Corp. Employee Ownership Plan
            New York, NY

            Chase Manhattan Bank NA TR                     xx%
            Lorillard Inc. Hourly Paid
            Employees PSP & Trust
            New York, NY

Diversified Bond
   Investor
            Charles Schwab & Co. Inc.                      xx%
            San Francisco, CA

   Institutional
            Trustees of Texas Health                       xx%
            Retirement Program
            Kansas City, MO

            American Century Serv Corp                     xx%
            KPESP 2009 Moderate
            Kansas City, MO

            American Century Serv Corp                     xx%
            KPESP 2006 Moderate
            Kansas City, MO

   Advisor
            Blush & Co.                                    xx%
            New York, NY

            Trust Lynx & Co.                               xx%
            Denver, CO

            Saxon & Co.                                    xx%
            Philadelphia, PA

            Charles Schwab & Co. Inc.                      xx%
            San Francisco, CA

            Circle Trust Company                           xx%
            Stamford, CT

  A
             Charles Schwab & Co. Inc.                     xx%
             San Francisco, CA

             American Enterprise Investment Services       xx%
             Minneapolis, MN

1    IF  SHARES  ARE  REGISTERED  IN AN  INDIVIDUAL'S  NAME OR IN THE NAME OF AN
     INTERMEDIARY  FOR THE BENEFIT OF A NAMED  PARTY,  WE REPORT THOSE SHARES AS
     BEING BENEFICIALLY  OWNED.  OTHERWISE,  AMERICAN CENTURY HAS NO INFORMATION
     CONCERNING BENEFICIAL OWNERSHIP OF FUND SHARES.

  B
            American Enterprise Investment Services        xx%
            Minneapolis, MN
            MLPF&S Inc.                                    xx%
            Jacksonville, FL
  C
            MLPF&S Inc.                                    xx%
            Jacksonville, FL

            Citigroup Global Markets Inc.                  xx%
            New York, NY

            American Enterprise Investment Services        xx%
            Minneapolis, MN
----------------------------------------------------------------------------------------------------
                                                        PERCENTAGE OF          PERCENTAGE OF
FUND        SHAREHOLDER                               OUTSTANDING SHARES    OUTSTANDING SHARES
                                                       OWNED OF RECORD      OWNED BENEFICIALLY (1)

Prime Money Market

   Investor
            American Century Money Fund                    xx%
            Settlement
            Jersey City, NJ

   Advisor
            UMBSC & Co.                                    xx%
            FBO Slocum Dickson
            Medical Group
            Kansas City, MO

            Circle Trust Co. Custodian for                 xx%
            Adrian N. Baker & Company 401K Plan
            Stamford, CT

            MCB Trust Services Cust                        xx%
            FBO IKS American Corporation
            Denver, CO

            Maxim & Co.                                    xx%
            Attleboro, MA

   A
            American Century Investment                    xx%
            Management, Inc.
            Kansas City, MO
   B
            American Century Investment                    xx%
            Management, Inc.
            Kansas City, MO
   C
            IRA Rollover                                   xx%
            Barry M. Popkin
            Chapel Hill, NC

            IRA   26%
            Helen W. Adams
            Durham, NC

            IRA   17%
            Martha S. Huggins
            Raleigh, NC

            IRA Rollover                                   xx%
            Debra K.D. Wharey
            Raleigh, NC

High-Yield
   Investor
            Pershing LLC                                   xx%
            Jersey City, NJ

            Morgan Guaranty Trust of NY                    xx%
            Newark, DE

            Charles Schwab & Co. Inc.                      xx%
            San Francisco, CA

            Balsa & Co.                                    xx%
            Dallas, TX
   Advisor
            LPL Financial Services                         xx%
            San Diego, CA
            National Financial Services LLC                xx%
            New York, NY
---------------------------------------------------------------------------------------------------------------------------

                                                    PERCENTAGE OF                   PERCENTAGE OF
FUND        SHAREHOLDER                            OUTSTANDING SHARES              OUTSTANDING SHARES
                                                    OWNED OF RECORD              OWNED BENEFICIALLY (1)

High-Yield
    A
            Charles Schwab & Co. Inc.                      xx%
            San Francisco, CA

    B
            American Enterprise Investment Services        xx%
            Minneapolis, MN
            Legg Mason Wood Walker Inc.                    xx%
            Baltimore, MD
            Pershing LLC                                   xx%
            Jersey City, NJ
    C
            MLPF&S Inc.                                    xx%
            Jacksonville, FL
            American Enterprise Investment Svcs.           xx%
            Minneapolis, MN
---------------------------------------------------------------------------------------------------------------------------

The funds are unaware of any other  shareholders,  beneficial or of record,  who own more  than 5% of any  class of a fund's  outstanding  shares.  The funds are unaware of any other  shareholders,  beneficial or of record,  who own more than
25% of the voting securities of American Century Investment Trust. As of July 1,
2004, the officers and trustees of the funds, as a group,  owned less than 1% of any class of a fund's outstanding shares.

SERVICE PROVIDERS

The funds have no employees.  To conduct the funds' day-to-day  activities,  the
Trust has hired a number of  service  providers.  Each  service  provider  has a specific function to fill on behalf of the Trust that is described below.  ACIM,
ACSC and ACIS are wholly owned by ACC. James E. Stowers,  Jr.,  Chairman of ACC, controls ACC by virtue of his ownership of a majority of its voting stock.

INVESTMENT ADVISOR

American  Century  Investment  Management,  Inc. (ACIM) serves as the investment advisor of the funds.  A  description  of the  responsibilities  of the  advisor appears in the Prospectus under the heading MANAGEMENT.

For the services provided to a fund, the advisor receives a monthly fee based on a  percentage  of the average  net assets of the fund.  The annual rate at which this fee is assessed is determined  monthly in a two-step process.  First, a fee rate  schedule  is applied  to the assets of all of the funds of its  investment category  managed  by the  advisor  (the  Investment  Category  Fee).  The three investment  categories are money market funds, bond funds and equity funds. When calculating  the fee for a money market fund, for example,  all of the assets of the money market funds managed by the advisor are aggregated and the fee rate is applied to the total.  Second,  a separate  fee rate  schedule is applied to the assets of all of the funds managed by the advisor (the Complex Fee). The amounts calculated using the Investment  Category Fee and the Complex Fee are then added to determine the unified management fee payable by a fund to the advisor.

The schedules by which the unified management fee is determined are shown in the following tables. The Investment  Category Fees are determined  according to the schedule below.

INVESTMENT CATEGORY FEE SCHEDULE FOR PREMIUM MONEY MARKET FUND

CATEGORY ASSETS                          FEE RATE
--------------------------------------------------------------------------------
First $1 billion                         0.2300%
Next $1 billion                          0.1870%
Next $3 billion                          0.1460%
Next $5 billion                          0.1290%
Next $15 billion                         0.1180%
Next $25 billion                         0.1175%
Thereafter                               0.1170%

INVESTMENT CATEGORY FEE SCHEDULE FOR HIGH-YIELD FUND

CATEGORY ASSETS                          FEE RATE
--------------------------------------------------------------------------------
First $1 billion                         0.6600%
Next $1 billion                          0.6080%
Next $3 billion                          0.5780%
Next $5 billion                          0.5580%
Next $15 billion                         0.5450%
Next $25 billion                         0.5430%
Thereafter                               0.5425%

INVESTMENT CATEGORY FEE SCHEDULE FOR PRIME MONEY MARKET FUND

CATEGORY ASSETS                          FEE RATE
--------------------------------------------------------------------------------
First $1 billion                         0.3700%
Next $1 billion                          0.3270%
Next $3 billion                          0.2860%
Next $5 billion                          0.2690%
Next $15 billion                         0.2580%
Next $25 billion                         0.2575%
Thereafter                               0.2570%
INVESTMENT CATEGORY FEE SCHEDULE FOR DIVERSIFIED BOND FUND

CATEGORY ASSETS                          FEE RATE
--------------------------------------------------------------------------------
First $1 billion                         0.4100%
Next $1 billion                          0.3580%
Next $3 billion                          0.3280%
Next $5 billion                          0.3080%
Next $15 billion                         0.2950%
Next $25 billion                         0.2930%
Thereafter                               0.2925%

The Complex Fee is determined according to the schedules below.

INVESTOR, A, B AND C CLASS COMPLEX FEE SCHEDULE

CATEGORY ASSETS                          FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                       0.3100%
Next $7.5 billion                        0.3000%
Next $15.0 billion                       0.2985%
Next $25.0 billion                       0.2970%
Next $50.0 billion                       0.2960%
Next $100.0 billion                      0.2950%
Next $100.0 billion                      0.2940%
Next $200.0 billion                      0.2930%
Next $250.0 billion                      0.2920%
Next $500.0 billion                      0.2910%
Thereafter                               0.2900%

ADVISOR CLASS COMPLEX FEE SCHEDULE

CATEGORY ASSETS                     FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                  0.0600%
Next $7.5 billion                   0.0500%
Next $15.0 billion                  0.0485%
Next $25.0 billion                  0.0470%
Next $50.0 billion                  0.0460%
Next $100.0 billion                 0.0450%
Next $100.0 billion                 0.0440%
Next $200.0 billion                 0.0430%
Next $250.0 billion                 0.0420%
Next $500.0 billion                 0.0410%
Thereafter                          0.0400%

INSTITUTIONAL CLASS COMPLEX FEE SCHEDULE]

CATEGORY ASSETS                     FEE RATE
--------------------------------------------------------------------------------
First $2.5 billion                  0.1100%
Next $7.5 billion                   0.1000%
Next $15.0 billion                  0.0985%
Next $25.0 billion                  0.0970%
Next $50.0 billion                  0.0960%
Next $100.0 billion                 0.0950%
Next $100.0 billion                 0.0940%
Next $200.0 billion                 0.0930%
Next $250.0 billion                 0.0920%
Next $500.0 billion                 0.0910%
Thereafter                          0.0900%

On the first  business day of each month,  the funds pay a management fee to the advisor for the previous  month at the specified  rate. The fee for the previous month  is  calculated  by  multiplying  the  applicable  fee  for a fund  by the aggregate  average  daily  closing  value of the fund's  net  assets  during the previous month.  This number is then multiplied by a fraction,  the numerator of which is the number of days in the previous  month and the  denominator of which is 365 (366 in leap years).

The  management  agreement  between the Trust and the advisor shall  continue in effect  until the  earlier of the  expiration  of two years from the date of its execution  or until  the  first  meeting  of fund  shareholders  following  such execution and for as long thereafter as its continuance is specifically approved at least annually by

(1)  the funds'  Board of  Trustees,  or a majority of  outstanding  shareholder votes (as defined in the Investment Company Act); and

(2)  the vote of a majority of the  trustees of the funds who are not parties to the  agreement or  interested  persons of the advisor,  cast in person at a meeting called for the purpose of voting on such approval.

The management  agreement states that the funds' Board of Trustees or a majority of outstanding  shareholder votes may terminate the management  agreement at any time without  payment of any penalty on 60 days' written  notice to the advisor.
The management agreement shall be automatically terminated if it is assigned.

The  management  agreement  states that the  advisor  shall not be liable to the funds or their  shareholders  for anything other than willful  misfeasance,  bad faith, gross negligence or reckless disregard of its obligations and duties.

The  management  agreement  also  provides  that the advisor  and its  officers, trustees and employees may engage in other business,  render services to others, and devote  time and  attention  to any other  business  whether of a similar or dissimilar nature.

Certain  investments may be appropriate for the funds and also for other clients advised by the advisor. Investment decisions for the funds and other clients are made with a view to  achieving  their  respective  investment  objectives  after consideration  of such factors as their current  holdings,  availability of cash for investment and the size of their investment generally. A particular security may be bought or sold for only one client or fund,  or in different  amounts and at  different  times for more than one but less than all  clients  or funds.  In addition,  purchases  or sales of the same  security may be made for two or more clients or funds on the same date.  Such  transactions  will be allocated  among clients in a manner  believed by the advisor to be  equitable  to each.  In some cases this procedure  could have an adverse effect on the price or amount of the securities purchased or sold by a fund.

The advisor may  aggregate  purchase and sale orders of the funds with  purchase and sale  orders  of its  other  clients  when the  advisor  believes  that such aggregation provides the best execution for the funds. The Board of Trustees has approved  the  advisor's  policy with  respect to the  aggregation  of portfolio transactions.  Where  portfolio  transactions  have been  aggregated,  the funds participate at the average share price for all  transactions in that security on a given day and allocate transaction costs on a pro rata basis. The advisor will not  aggregate  portfolio  transactions  of the funds  unless it  believes  such aggregation is consistent  with its duty to seek best execution on behalf of the funds and with the terms of the management  agreement.  The advisor  receives no additional compensation or remuneration as a result of such aggregation.

UNIFIED MANAGEMENT FEES

Unified  management  fees  incurred by Premium  Money Market  (formerly  Premium
Capital  Reserve) and  Diversified  Bond (formerly  Premium Bond) for the fiscal years ended March 31, 2004, 2003 and 2002 are indicated in the following table.

UNIFIED MANAGEMENT FEES

2004 INFO TO COME

FUND                          2004               2003(1)            2002

--------------------------------------------------------------------------------
Premium Money Market

  Investor                                     $2,543,932         $2,400,244

--------------------------------------------------------------------------------
Diversified Bond

   Investor                                     $1,186,238           $356,565

   Institutional                                $1,045,900           $742,213

   A Class                                            $100                N/A

   B Class                                             $48                N/A

   C Class                                            $185                N/A

   Advisor                                         $41,243            $13,023

(1)  FOR A, B,  AND C  CLASSES  OF  DIVERSIFIED  BOND,  FROM  JANUARY  31,  2003
     (INCEPTION) TO MARCH 31, 2003.

Unified  management  fees  incurred by Prime Money  Market for the fiscal  years ended March 31, 2004 and March 31, 2003;  for the one-month  fiscal period ended
March 31, 2002;  and for the fiscal year ended February 28, 2002 are included in the following table.

UNIFIED MANAGEMENT FEES

FUND                    2004            2003(1)          2002           2002

--------------------------------------------------------------------------------
Prime Money Market

   Investor Class                  $15,895,190      $1,408,442(2)  $17,478,394(3)

   A Class                                 $20             N/A             N/A

   B Class                                 $20             N/A             N/A

   C Class                              $2,253             N/A             N/A

   Advisor Class                       $43,780          $4,150(1)      $32,159(2)

(1)  FOR A AND B CLASSES, FROM JANUARY 31, 2003 (INCEPTION) TO MARCH 31, 2003.

(2)  FEES PAID FOR ONE-MONTH PERIOD ENDED MARCH 31, 2002.

(3)  FEES PAID FOR FISCAL YEAR ENDED FEBRUARY 28, 2002.

Unified  management  fees incurred by High-Yield for the fiscal year ended March
31, 2004; the  five-month  fiscal period ended March 31, 2003 and for the fiscal year ended  October 31, 2002 are  indicated  in the  following  table.  As a new class,  information  regarding the  Institutional  Class of  High-Yield  was not available as of the fiscal year end.

UNIFIED MANAGEMENT FEES

FUND                        2004            2003(1)           2002

--------------------------------------------------------------------------------
High-Yield

   Investor Class                         $249,021         $377,790

   A Class                                    $430              N/A

   B Class                                     $39              N/A

   C Class                                    $224             $232

   Advisor Class                                $3              $18

(1)  For A and B Classes, from January 31, 2003 to March 31, 2002.

TRANSFER AGENT AND ADMINISTRATOR

American Century Services  Corporation,  4500 Main Street, Kansas City, Missouri
64111,  acts as  transfer  agent and  dividend-paying  agent for the  funds.  It provides physical facilities,  computer hardware and software, and personnel for the  day-to-day  administration  of the funds and the advisor.  The advisor pays
ACSC's costs,  for serving as transfer agent and  dividend-paying  agent for the funds out of the advisor's  unified fee. For a  description  of this fee and the terms of its  payment,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page xx.

From time to time,  special services may be offered to shareholders who maintain higher  share  balances in our family of funds.  These  services may include the waiver of minimum investment requirements, expedited confirmation of shareholder transactions,  newsletters and a team of personal representatives.  Any expenses associated with these special services will be paid by the advisor.

DISTRIBUTOR

The funds' shares are distributed by American Century Investment Services,  Inc.
(ACIS), a registered broker-dealer. The distributor is a wholly owned subsidiary of ACC and its  principal  business  address is 4500 Main  Street,  Kansas City,
Missouri 64111.

The  distributor  is  the  principal  underwriter  of  the  funds'  shares.  The distributor makes a continuous,  best-efforts underwriting of the funds' shares.
This means the distributor has no liability for unsold shares.  The advisor pays
ACIS's costs for serving as principal  underwriter  of the funds'  shares out of the advisor's  unified  management  fee. For a  description  of this fee and the terms of its payments,  see the above  discussion  under the caption  INVESTMENT
ADVISOR on page xx. ACIS does not earn  commissions for  distributing the funds'
shares.

Certain financial intermediaries  unaffiliated with the distributor or the funds may perform various  administrative  and shareholder  services for their clients who are invested in the funds.  These  services may include  assisting with fund purchases,  redemptions and exchanges,  distributing information about the funds and their performance, preparing and distributing client account statements, and other administrative and shareholder  services,  and would otherwise be provided by the  distributor  or its  affiliates.  The  distributor  may pay fees to such financial  intermediaries  for the  provision  of these  services out of its own resources.

OTHER SERVICE PROVIDERS

CUSTODIAN BANKS

JPMorgan Chase Bank, 4 Metro Tech Center, Brooklyn, New York 11245, and Commerce
Bank, N.A., 1000 Walnut,  Kansas City,  Missouri 64105, each serves as custodian of the funds' assets.  The custodians take no part in determining the investment policies of a fund or in deciding  which  securities  are purchased or sold by a fund. The funds,  however,  may invest in certain  obligations of the custodians and may purchase or sell certain securities from or to the custodians.

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers  LLP are the  independent  accountants of the funds.  The address of PricewaterhouseCoopers LLP is 1055 Broadway, 10th Floor, Kansas City,
Missouri    64105.    As   the    independent    accountants   of   the   funds,
PricewaterhouseCoopers LLP provides services including

(1)  auditing the annual financial statements for the funds,

(2)  assisting and consulting in connection with SEC filings, and

(3)  reviewing the annual federal income tax returns filed for the funds.

BROKERAGE ALLOCATION

Prime Money Market, Premium Money Market and Diversified Bond generally purchase and sell debt  securities  through  principal  transactions,  meaning  the funds normally  purchase  securities  on a net  basis  directly  from the  issuer or a primary  market-maker  acting as principal for the securities.  The funds do not pay brokerage commissions on these transactions, although the purchase price for debt  securities  usually  includes an  undisclosed  compensation.  Purchases of securities from  underwriters  typically include a commission or concession paid by the  issuer  to the  underwriter,  and  purchases  from  dealers  serving  as market-makers  typically  include a dealer's mark-up (i.e., a spread between the bid and asked  prices).  During the fiscal years ended March 31, 2004,  2003 and
2002,  Premium  Money  Market  and  Diversified  Bond did not pay any  brokerage commissions.  During the fiscal years ended March 31, 2004,  and March 31, 2003;
for the one-month  fiscal period ended March 31, 2002; and the fiscal year ended
February 28, 2002, Prime Money Market did not pay any brokerage commissions.

Under the management  agreement between High-Yield and the advisor,  the advisor has the  responsibility  of selecting  brokers and dealers to execute  portfolio transactions.  In many  transactions,  the  selection of the broker or dealer is determined by the  availability of the desired  security and its offering price.
In other  transactions,  the  selection of the broker or dealer is a function of market  selection  and  price  negotiation,  as  well  as the  broker's  general execution and operational and financial  capabilities in the type of transaction involved. The advisor will seek to obtain prompt execution of orders at the most favorable  prices  or  yields.  The  advisor  may  choose to  purchase  and sell portfolio  securities  from and to dealers  who provide  services  or  research, statistical  and  other  information  to  the  fund  and to  the  advisor.  Such information or services will be in addition to, and not in lieu of, the services required to be performed  by the  advisor,  and the expenses of the advisor will not  necessarily  be  reduced as a result of the  receipt  of such  supplemental information.

High-Yield  generally  purchases  and sells debt  securities  through  principal transactions,  meaning the fund  normally  purchases  securities  on a net basis directly from the issuer or a primary  market-maker  acting as principal for the securities.  The fund does not pay brokerage  commissions on these transactions, although the purchase price for debt securities  usually includes an undisclosed compensation.  Purchases of securities  from  underwriters  typically  include a commission or concession  paid by the issuer to the  underwriter,  and purchases from  dealers  serving as  market-makers  typically  include a dealer's  mark-up
(i.e., a spread between the bid and asked prices).  During the fiscal year ended
March 31, 2004; the five-month fiscal period ended March 31, 2003 and the fiscal year ended October 31, 2002, the fund did not pay any brokerage commissions.

REGULAR BROKER-DEALERS (INFO TO COME)

INFORMATION ABOUT FUND SHARES

The  Declaration  of Trust  permits the Board of Trustees to issue an  unlimited number of full and fractional  shares of beneficial  interest without par value, which may be issued in a series (or funds). Each of the funds named on the front of this Statement of Additional  Information is a series of shares issued by the trust,  and shares of each fund have equal  voting  rights.  In  addition,  each series  (or fund) may be divided  into  separate  classes.  See  MULTIPLE  CLASS
STRUCTURE,  which follows.  Additional  funds and classes may be added without a shareholder vote.

Each fund votes separately on matters  affecting that fund  exclusively.  Voting rights  are not  cumulative,  so that  investors  holding  more  than 50% of the
Trust's  (all  funds')  outstanding  shares  may be  able to  elect  a Board  of
Trustees.  The Trust undertakes  dollar-based voting, meaning that the number of votes a  shareholder  is  entitled  to is based  upon the  dollar  amount of the shareholder's  investment.  The election of trustees is  determined by the votes received from all the Trust's  shareholders without regard to whether a majority of shares of any one fund voted in favor of a particular nominee or all nominees as a group.

The  Trust  shall  continue  unless  terminated  by  (1)  approval  of at  least two-thirds of the shares of each fund entitled to vote or (2) by the Trustees by written notice to  shareholders  of each fund. Any fund may be terminated by (1)
approval  of at  least  two-thirds  of the  shares  of  that  fund or (2) by the
Trustees by written notice to shareholders of that fund.

Upon termination of the Trust or a fund, as the case may be, the Trust shall pay or otherwise provide for all charges,  taxes, expenses and liabilities belonging to the Trust or the fund.  Thereafter,  the Trust  shall  reduce  the  remaining assets belonging to each fund (or the particular fund) to cash,  shares of other securities or any combination  thereof, and distribute the proceeds belonging to each fund (or the  particular  fund) to the  shareholders  of that fund  ratably according to the number of shares of that fund held by each  shareholder  on the termination date.

Shareholders   of  a   Massachusetts   business   trust  could,   under  certain
circumstances,  be held  personally  liable for its  obligations.  However,  the
Declaration of Trust contains an express disclaimer of shareholder liability for acts or  obligations  of the Trust.  The  Declaration of Trust also provides for indemnification and reimbursement of expenses of any shareholder held personally liable for obligations of the Trust.  The Declaration of Trust provides that the
Trust  will,  upon  request,  assume the  defense of any claim made  against any shareholder  for any act or  obligation  of the Trust and satisfy  any  judgment thereon.  The Declaration of Trust further  provides that the Trust may maintain appropriate insurance (for example, fidelity,  bonding, and errors and omissions insurance)  for  the  protection  of  the  Trust,  its  shareholders,  trustees, officers,  employees and agents to cover  possible  tort and other  liabilities.
Thus,  the  risk  of a  shareholder  incurring  financial  loss as a  result  of shareholder  liability  is limited  to  circumstances  in which both  inadequate insurance exists and the Trust is unable to meet its obligations.

The assets belonging to each series are held separately by the custodian and the shares of each series represent a beneficial interest in the principal, earnings and profit (or losses) of  investments  and other  assets held for each  series.
Your rights as a shareholder  are the same for all series of  securities  unless otherwise  stated.  Within their respective fund or class, all shares have equal redemption rights. Each share, when issued, is fully paid and non-assessable.

In the  event  of  complete  liquidation  or  dissolution  of a fund  or  class, shareholders  of the fund or class of shares  shall be entitled to receive,  pro rata, all of the assets less the liabilities of that fund or class.

Each shareholder has rights to dividends and distributions  declared by the fund he or she owns and to the net  assets  of such  fund  upon  its  liquidation  or dissolution  proportionate  to his or her share ownership  interest in the fund.
Shares  of each  fund  have  equal  voting  rights,  although  each  fund  votes separately on matters affecting that fund exclusively.

MULTIPLE CLASS STRUCTURE

The Board of Trustees has adopted a multiple  class plan (the  Multiclass  Plan)
pursuant  to Rule  18f-3  adopted  by the  SEC.  The  plan is  described  in the prospectus  of any fund that offers more than one class.  Pursuant to such plan, the funds may issue up to six classes of shares:  Investor Class,  Institutional
Class, A Class, B Class, C Class and Advisor Class.  Not all funds offer all six classes.

The Investor Class of most funds is made available to investors directly without any  load  or  commission,  for a  single  unified  management  fee.  It is also available  through some  financial  intermediaries.  The Investor Class of those funds  which  have A and B Classes is not  available  directly  at no load.  The
Institutional   and  Advisor   Classes  are  made  available  to   institutional
shareholders or through  financial  intermediaries  that do not require the same level of shareholder  and  administrative  services from the advisor as Investor
Class  shareholders.  As a result, the advisor is able to charge these classes a lower total  management  fee. In addition to the management  fee,  however,  the
Advisor  Class  shares are  subject  to a Master  Distribution  and  Shareholder
Services  Plan (the Advisor  Class  Plan).  The A, B and C Classes also are made available through financial intermediaries, for purchase by individual investors who receive advisory and personal  services from the  intermediary.  The unified management  fee is the  same  as for  Investor  Class,  but the A, B and C Class shares  each are  subject  to a  separate  Master  Distribution  and  Individual
Shareholder  Services  Plan (the A Class  Plan,  B Class Plan and C Class  Plan,
respectively and collectively  with the Advisor Class Plan, the Plans) described below. The Plans have been adopted by the funds' Board of Trustees in accordance with Rule 12b-1 adopted by the SEC under the Investment Company Act.

RULE 12B-1

Rule 12b-1 permits an  investment  company to pay expenses  associated  with the distribution  of its shares in  accordance  with a plan  adopted by its Board of
Trustees and approved by its  shareholders.  Pursuant to such rule, the Board of
Trustees and initial  shareholder of the funds' A, B, C and Advisor Classes have approved  and  entered  into the A Class Plan,  B Class  Plan,  C Class Plan and
Advisor Class Plan, respectively. The Plans are described below.

In adopting the Plans,  the Board of Trustees  [including a majority of trustees who are not  interested  persons  of the funds  (as  defined  in the  Investment
Company Act), hereafter referred to as the independent trustees] determined that there was a reasonable likelihood that the Plans would benefit the funds and the shareholders of the affected class.  Some of the  anticipated  benefits  include improved name recognition of the funds generally; and growing assets in existing funds, which helps retain and attract investment  management talent,  provides a better  environment  for  improving  fund  performance,  and can lower the total expense  ratio for funds with  stepped-fee  schedules.  Pursuant  to Rule 12b-1, information  about  revenues and expenses  under the Plans are  presented to the
Board of Trustees  quarterly  for its  consideration  in  continuing  the Plans.
Continuance of the Plans must be approved by the Board of Trustees,  including a majority of the independent  trustees,  annually.  The Plans may be amended by a vote of the Board of Trustees, including a majority of the independent trustees, except that the Plans may not be amended to materially increase the amount spent for distribution  without majority  approval of the shareholders of the affected class.  The Plans terminate  automatically in the event of an assignment and may be terminated upon a vote of a majority of the  independent  trustees or by vote of a majority of the outstanding voting securities of the affected class.

All fees paid under the Plans will be made in accordance  with Section 26 of the
Conduct Rules of the National Association of Securities Dealers (NASD).

A CLASS PLAN

As  described  in the  Prospectus,  the A Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for A  Class investors.  In addition to such services,  the financial  intermediaries provide various individual  shareholder and distribution  services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the A Class Plan.  Pursuant to the A Class Plan, the A Class pays the Advisor, as paying agent for the fund, a fee equal to 0.25%
annually of the average daily net asset value of the A Class shares.  During the fiscal year ended March 31, 2004, the aggregate  amount of fees paid under the A
Class Plan was:

     Diversified Bond                    $xx               INFO TO COME
     High-Yield                          $xx
     Prime Money Market                  $xx

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of A Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell A Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' A Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

B CLASS PLAN

As  described  in the  Prospectus,  the B Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for B  Class investors.  In addition to such services,  the financial  intermediaries provide various individual  shareholder and distribution  services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the B Class Plan.  Pursuant to the B Class Plan, the B Class pays the Advisor, as paying agent for the fund, a fee equal to 1.00%
annually of the average  daily net asset value of the B Class  shares,  0.25% of which is paid for individual shareholder services (as described below) and 0.75%
of which is paid for distribution services (as described below).

During the fiscal year ended March 31, 2004,  the aggregate  amount of fees paid under the B Class Plan was:

     Diversified Bond                    $xx         INFO TO COME
     High-Yield                          $xx
     Prime Money Market                  $xx

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of B Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell B Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' B Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

C CLASS PLAN

As  described  in the  Prospectus,  the C Class  shares  of the  funds  are made available to participants in employer-sponsored  retirement or savings plans and to persons purchasing through  broker-dealers,  banks,  insurance  companies and other financial intermediaries that provide various administrative,  shareholder and distribution  services.  The funds'  distributor  enters into contracts with
various  banks,   broker-dealers,   insurance   companies  and  other  financial
intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds' shares in various  investment  products or in connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan  sponsor  (or  its  agents)  or by a  financial  intermediary  for C  Class investors.  In addition to such services,  the financial  intermediaries provide various individual shareholder and distribution services.

To  enable  the  funds'  shares  to be made  available  through  such  plans and financial  intermediaries,  and to compensate them for such services, the funds'
Board of Trustees  has  adopted the C Class Plan.  Pursuant to the C Class Plan, the C Classes of  High-Yield  and  Diversified  Bond pay the Advisor,  as paying agent for the funds,  a fee equal to 1.00%  annually  of the  average  daily net asset  value of the C Class  shares,  0.25%  of  which  is paid  for  individual shareholder  services  (as  described  below)  and  0.75%  of  which is paid for distribution  services (as described below).  Also pursuant to the C Class Plan, the C Class of Prime Money  Market  pays the  Advisor,  as paying  agent for the fund, a fee equal to 0.75%  annually of the average daily net asset value of the fund's  C Class  shares,  0.25% of  which  is paid  for  individual  shareholder services  (as  described  below)  and  0.50% of  which is paid for  distribution services (as described below).  During the fiscal year ended March 31, 2004, the aggregate amount of fees paid by the funds under the C Class Plan was:

     Diversified Bond                    $xx         INFO TO COME
     High Yield                          $xx
     Prime Money Market                  $xx

Payments  may  be  made  for  a  variety  of  individual  shareholder  services, including, but not limited to:

(a)  providing  individualized  and  customized  investment  advisory  services, including the consideration of shareholder profiles and specific goals;

(b)  creating   investment  models  and  asset  allocation  models  for  use  by shareholders in selecting appropriate funds;

(c)  conducting  proprietary research about investment choices and the market in general;

(d)  periodic  rebalancing of shareholder accounts to ensure compliance with the selected asset allocation;

(e)  consolidating shareholder accounts in one place; and

(f)  other individual services.

Individual  shareholder  services do not include those  activities  and expenses that are primarily  intended to result in the sale of  additional  shares of the funds.

Distribution  services include any activity  undertaken or expense incurred that is primarily  intended to result in the sale of C Class shares,  which  services may include but are not limited to:

(a)  the payment of sales commissions,  on-going  commissions and other payments to  brokers,  dealers,  financial  institutions  or others who sell C Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who  engage in or support  distribution  of the funds' C Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing shareholders;

(e)  preparing,  printing and  distributing  sales  literature  and  advertising materials provided to the funds' shareholders and prospective shareholders;

(f)  receiving  and  answering  correspondence  from  prospective  shareholders, including distributing prospectuses,  statements of additional information, and shareholder reports;

(g)  providing  facilities to answer  questions  from  prospective  shareholders about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting  shareholders  in  completing  application  forms  and  selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  of sales  seminars and payments in the form of transactional and compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  paying  service  fees  for  providing  personal,   continuing  services  to
     investors, as contemplated by the Conduct Rules of the NASD; and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of the agreement between the  corporation  and the funds'  distributor  and in accordance  with Rule
     12b-1 of the Investment Company Act.

ADVISOR CLASS PLAN

As  described  in the  Prospectus,  the  funds'  Advisor  Class  shares are made available to participants in employer-sponsored  retirement or savings plans and
to  persons   purchasing  through  financial   intermediaries   such  as  banks,
broker-dealers  and  insurance  companies.  The funds'  distributor  enters into contracts  with various  banks,  broker-dealers,  insurance  companies and other financial  intermediaries,  with respect to the sale of the funds' shares and/or the use of the funds'  shares in various  investment  products or in  connection with various financial services.

Certain  recordkeeping  and  administrative  services  that are  provided by the funds' transfer agent for the Investor Class  shareholders may be performed by a plan sponsor (or its agents) or by a financial  intermediary for shareholders in the Advisor Class.  In addition to such services,  the financial  intermediaries provide various distribution services.

To  make  the  funds'  shares   available   through  such  plans  and  financial
intermediaries,  and to compensate them for these  services,  the funds' advisor has reduced its  management  fee by 0.25% per annum for the Advisor Class shares and the funds' Board of Trustees has adopted the Advisor Class Plan. Pursuant to the Plan,  the Advisor Class shares pay a fee of 0.50% annually of the aggregate average daily net assets of the funds'  Advisor Class shares,  0.25% of which is paid for  shareholder  services (as described  below) and 0.25% of which is paid for  distribution  services.  For the fiscal  year  ended  March 31,  2004,  the aggregate amount of fees paid under the Advisor Class Plan was:

     Diversified Bond                    $xx         INFO TO COME
     High-Yield                          $xx
     Prime Money Market                  $xx

Payments may be made for a variety of shareholder services,  including,  but not limited to:

(a)  receiving,  aggregating  and processing  purchase,  exchange and redemption requests from  beneficial  owners  (including  contract owners of insurance products that use the funds as underlying  investment  media) of shares and
     placing   purchase,   exchange  and  redemption   orders  with  the  funds'
     distributor;

(b)  providing  shareholders  with a service  that  invests  the assets of their accounts in shares according to specific or preauthorized instructions;

(c)  processing  dividend  payments  from a fund on behalf of  shareholders  and assisting  shareholders in changing dividend options,  account designations and addresses;

(d)  providing and maintaining  elective services such as check writing and wire transfer services;

(e)  acting as shareholder of record and nominee for beneficial owners;

(f)  maintaining account records for shareholders and/or other beneficial owners;

(g)  issuing confirmations of transactions;

(h)  providing subaccounting for shares beneficially owned by customers of third parties  or  providing  the  information  to a fund as  necessary  for such subaccounting;

(i)  preparing and forwarding shareholder communications from the funds (such as proxies,  shareholder reports,  annual and semiannual financial statements, and dividend,  distribution  and tax notices) to shareholders  and/or other beneficial owners; and

(j)  providing other similar administrative and sub-transfer agency services.

Shareholder  services do not include  those  activities  and  expenses  that are primarily  intended to result in the sale of additional shares of the funds. For the fiscal year ended March 31, 2004,  the amount of fees paid under the Advisor
Class Plan for shareholder services was:

     Diversified Bond                    $xx         INFO TO COME
     High-Yield                          $xx
     Prime Money Market                  $xx

Distribution  services include any activity  undertaken or expense incurred that is  primarily  intended  to result in the sale of Advisor  Class  shares,  which services may include but are not limited to:

(a)  the payment of sales commissions, ongoing commissions and other payments to brokers,  dealers,  financial institutions or others who sell Advisor Class shares pursuant to selling agreements;

(b)  compensation  to  registered  representatives  or  other  employees  of the distributor  who engage in or support  distribution  of the funds'  Advisor
     Class shares;

(c)  compensation to, and expenses  (including  overhead and telephone expenses)
     of, the distributor;

(d)  printing prospectuses, statements of additional information and reports for other-than-existing investors;

(e)  preparation,  printing and distribution of sales literature and advertising materials provided to the funds' investors and prospective investors;

(f)  receiving  and  answering   correspondence   from  prospective   investors,
     including distributing  prospectuses,  statements of additional information and shareholder reports;

(g)  providing  facilities to answer questions from prospective  investors about fund shares;

(h)  complying with federal and state  securities laws pertaining to the sale of fund shares;

(i)  assisting investors in completing  application forms and selecting dividend and other account options;

(j)  providing other  reasonable  assistance in connection with the distribution of fund shares;

(k)  organizing  and  conducting  sales  seminars  and  payments  in the form of transactional compensation or promotional incentives;

(l)  profit on the foregoing;

(m)  the payment of "service  fees" for the  provision of  personal,  continuing services to investors,  as  contemplated  by the Conduct Rules of the NASD;
     and

(n)  such other  distribution and services  activities as the advisor determines may be paid for by the funds pursuant to the terms of this Agreement and in accordance with Rule 12b-1 of the Investment Company Act.

For the fiscal  year  ended  March 31,  2004,  the amount of fees paid under the
Advisor Class Plan for distribution services was:

     Diversified Bond                    $xx         INFO TO COME
     High-Yield                          $xx
     Prime Money Market                  $xx

SALES CHARGES

The  sales  charges  applicable  to the  A, B and C  Classes  of the  funds  are described in the  prospectuses for those classes in the section titled "Choosing a Share  Class."  Shares of the A Class are subject to an initial  sales charge, which declines as the amount of the purchase  increases pursuant to the schedule set  forth  in the  prospectus.  This  charge  may be  waived  in the  following situations:

o    Qualified retirement plan purchases

o    Certain individual retirement account rollovers

o    Purchases  by  registered  representatives  and other  employees of certain financial  intermediaries (and their immediate family members) having sales agreements with the advisor or the distributor

o    Wrap accounts  maintained for clients of certain  financial  intermediaries who have entered into agreements with American Century

o    Purchases by current and retired  employees  of American  Century and their immediate  family members (spouses and children under age 21) and trusts or qualified retirement plans established by those persons

o    Purchases  by  certain  other   investors   that  American   Century  deems
     appropriate,  including  but not  limited to current or retired  directors, trustees  and  officers  of funds  managed  by the  advisor  and trusts and qualified retirement plans established by those persons

There are several ways to reduce the sales charges applicable to a purchase of A
Class shares. These methods are described in the relevant  prospectuses.  You or your financial  advisor must indicate at the time of purchase that you intend to take advantage of one of these reductions.

Shares of the A, B and C Classes  are  subject to a  contingent  deferred  sales charge upon  redemption  of the shares in certain  circumstances.  The  specific charges and when they apply are  described  in the  relevant  prospectuses.  The contingent  deferred sales charge may be waived for certain  redemptions by some shareholders, as described in the prospectuses.

The aggregate  contingent  deferred sales charges paid to the Distributor in the fiscal year ended March 31, 2004 were $xx.

DEALER CONCESSIONS

The  funds'  distributor  expects  to pay  sales  commissions  to the  financial intermediaries  who sell A, B and/or C Class  shares  of the fund at the time of such sales. Payments for A Class shares will be as follows:

PURCHASE AMOUNT                             DEALER CONCESSION

Less than $50,000                           4.00%
$50,000 - $99,999                           4.00%
$100,000 - $249,999                         3.00%
$250,000 - $499,999                         2.00%
$500,000 - $999,999                         1.75%
$1,000,000 - $3,999,999                     1.00%
$4,000,000 - $9,999,999                     0.50%
> $10,000,000                               0.25%

No concession will be paid on purchases by qualified retirement plans.  Payments will  equal  4.00% of the  purchase  price of B Class  shares  and  1.00% of the purchase price of the Diversified Bond and High-Yield C Class shares sold by the intermediary. Payments will equal 0.75% of the purchase price of the Prime Money
Market C Class shares sold by the intermediary.  The distributor will retain the
12b-1 fee paid by the C Class of funds for the first 12 months  after the shares are purchased.  This fee is intended in part to permit the distributor to recoup a portion of on-going sales commissions to dealers plus financing costs, if any.
Beginning with the first day of the 13th month,  the distributor will make the C
Class  distribution and individual  shareholder  services fee payments described above  to  the  financial  intermediaries  involved  on a  quarterly  basis.  In addition,  B  and  C  Class  purchases,  and  A  Class  purchases  greater  than
$1,000,000,  are subject to a contingent  deferred  sales charge as described in the prospectuses.

From  time to time,  the  distributor  may  provide  additional  concessions  to dealers,  including but not limited to payment  assistance for  conferences  and seminars,  provision of sales or training  programs for dealer  employees and/or the public (including, in some cases, payment for travel expenses for registered representatives  and other dealer  employees who  participate),  advertising and
sales   campaigns   about  a  fund  or  funds,   and   assistance  in  financing
dealer-sponsored  events. Other concessions may be offered as well, and all such concessions  will be consistent with applicable law,  including the then-current rules of the National  Association of Securities Dealers,  Inc. Such concessions will not change the price paid by investors for shares of the funds.

BUYING AND SELLING FUND SHARES

Information about buying, selling and exchanging fund shares is contained in the funds'  Prospectuses  and in  YOUR  GUIDE  TO  AMERICAN  CENTURY  SERVICES.  The
Prospectuses  and guide are  available  to investors  without  charge and may be obtained by calling us.

VALUATION OF A FUND'S SECURITIES

All  classes  of the funds  except  the A Class are  offered  at their net asset value, as described  below.  The A Class of the funds is offered at their public offering price,  which is the net asset value plus the appropriate sales charge.
This calculation may be expressed as a formula:

Offering Price = Net Asset Value/(1 - Sales Charge as a % of Offering Price)

For  example,  if the net asset value of a fund's A Class  shares is $5.00,  the public offering price would be $5.00/(1 - 4.50%) = $5.24.

Each  fund's net asset value per share  (NAV) is  calculated  as of the close of business of the New York Stock  Exchange (the Exchange) each day the Exchange is open for business.  The Exchange  usually  closes at 4 p.m.  Eastern  time.  The
Exchange  typically  observes the  following  holidays:  New Year's Day,  Martin
Luther King Jr. Day,  Presidents' Day, Good Friday,  Memorial Day,  Independence
Day, Labor Day,  Thanksgiving  Day and Christmas Day.  Although the funds expect the same  holidays to be observed in the  future,  the  Exchange  may modify its holiday schedule at any time.

Each fund's NAV is calculated  by adding the value of all  portfolio  securities and other assets, deducting liabilities and dividing the result by the number of shares  outstanding.  Expenses and interest  earned on portfolio  securities are accrued daily.

The  advisor  typically  completes  its  trading  on behalf of a fund in various markets before the Exchange closes for the day. Foreign currency  exchange rates
also  are  determined  prior  to  the  close  of  the  Exchange.   However,   if
extraordinary  events occur that are expected to affect the value of a portfolio security  after the close of the  primary  exchange  on which it is traded,  the security  will be valued at fair market value as  determined in good faith under the direction of the Board of Trustees.

The  portfolio  securities  of each fund that are listed or traded on a domestic securities  exchange are valued at the last sale price on that exchange,  except as otherwise noted.  Portfolio securities primarily traded on foreign securities exchanges  generally  are  valued  at  the  preceding  closing  values  of  such securities on the exchange where primarily traded. If no sale is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices is used.  Depending on local convention or regulation,  securities traded over-the-counter  are priced at the mean of the latest bid and asked prices, the last sale price or the official  close  price.  When market  quotations  are not readily  available,  securities  and other  assets  are  valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Debt securities not traded on a principal securities exchange are valued through valuations obtained from a commercial pricing service or at the most recent mean of the bid and asked prices  provided by investment  dealers in accordance  with procedures established by the Board of Trustees.

Because there are hundreds of thousands of municipal issues outstanding, and the majority of them do not trade daily, the prices provided by pricing services for these types of securities are generally determined without regard to bid or last sale prices.  In valuing  securities,  the pricing services  generally take into account institutional trading activity, trading in similar groups of securities, and any  developments  related to specific  securities.  The methods used by the pricing  service and the valuations so  established  are reviewed by the advisor under the general  supervision  of the Board of Trustees.  There are a number of pricing services available,  and the advisor, on the basis of ongoing evaluation of these services,  may use other pricing services or discontinue the use of any pricing service in whole or in part.

Securities  maturing within 60 days of the valuation date may be valued at cost, plus or minus any amortized  discount or premium,  unless the trustees determine that this would not result in fair valuation of a given  security.  Other assets and securities for which quotations are not readily available are valued in good faith at their fair value using methods approved by the Board of Trustees.

The value of an  exchange-traded  foreign security is determined in its national currency  as of the close of  trading  on the  foreign  exchange  on which it is traded or as of the close of business on the New York Stock Exchange, if that is earlier.  That value is then  translated  to dollars at the  prevailing  foreign exchange rate.

Trading in  securities  on European  and Far Eastern  securities  exchanges  and over-the-counter markets is normally completed at various times before the close of  business on each day that the New York Stock  Exchange is open.  If an event were to occur after the value of a security was established,  but before the net asset value per share was determined,  that was likely to materially  change the net asset value,  then that security would be valued at fair value as determined in accordance with procedures adopted by the Board of Trustees.

Trading of these  securities in foreign  markets may not take place on every day that the  Exchange  is open.  In  addition,  trading  may take  place in various foreign markets and on some electronic trading networks on Saturdays or on other days when the  Exchange is not open and on which the funds' net asset values are not calculated. Therefore, such calculations do not take place contemporaneously with the determination of the prices of many of the portfolio securities used in such calculation, and the value of the funds' portfolios may be affected on days when shares of the funds may not be purchased or redeemed.

Premium  Money  Market and Prime Money  Market  operate  pursuant to  Investment
Company Act Rule 2a-7,  which permits  valuation of portfolio  securities on the basis of amortized cost. This method involves  valuing an instrument at its cost and thereafter  assuming a constant  amortization to maturity of any discount or premium paid at the time of purchase. Although this method provides certainty in valuation,  it generally  disregards the effect of fluctuating interest rates on an instrument's  market value.  Consequently,  the  instrument's  amortized cost value may be higher or lower than its market value,  and this discrepancy may be reflected in the funds' yields.  During periods of declining interest rates, for example,  the daily yield on fund  shares  computed  as  described  above may be higher than that of a fund with  identical  investments  priced at market value.
The converse would apply in a period of rising interest rates.

As required by Rule 2a-7, the Board of Trustees has adopted procedures  designed to stabilize, to the extent reasonably possible, a money market fund's price per share as computed for the purposes of sales and redemptions at $1.00.  While the day-to-day  operation of Prime Money  Market and Premium  Money Market have been delegated to the funds'  advisor,  the quality  requirements  established by the procedures  limit  investments to certain  instruments  that the funds' Board of
Trustees has determined present minimal credit risks and that have been rated in one of the two highest rating categories as determined by a rating agency or, in the case of unrated securities,  of comparable  quality.  The procedures require review of the funds'  portfolio  holdings at such intervals as are reasonable in light of current market  conditions to determine whether the money market funds'
net asset value  calculated by using available market  quotations  deviates from the per-share  value based on amortized  cost. The procedures also prescribe the action to be taken by the advisor if such deviation should exceed 0.25%.

Actions  the funds'  advisor  and Board of  Trustees  may  consider  under these circumstances  include (i) selling portfolio securities prior to maturity,  (ii)
withholding  dividends  or  distributions  from  capital,  (iii)  authorizing  a one-time  dividend  adjustment,  (iv) discounting share purchases and initiating redemptions  in kind,  or (v) valuing  portfolio  securities at market price for purposes of calculating NAV.

TAXES

FEDERAL INCOME TAX

Each fund intends to qualify  annually as a regulated  investment  company under
Subchapter M of the Internal  Revenue Code of 1986, as amended (the Code). By so qualifying,  each fund will be exempt from federal and state income taxes to the extent that it distributes  substantially  all of its net investment  income and net realized capital gains (if any) to investors.  If a fund fails to qualify as a  regulated  investment  company,  it will be liable for  taxes,  significantly reducing its  distributions to investors and eliminating  investors'  ability to treat  distributions  received  from the fund in the  manner in which  they were realized by the fund.

If fund shares are purchased  through  taxable  accounts,  distributions  of net investment  income  and net  short-term  capital  gains  are  taxable  to you as ordinary income, unless they are designated as qualified dividend income and you meet a minimum required holding period with respect to your shares of a fund, in which case such  distributions are taxed as long-term  capital gains.  Qualified dividend income is a dividend received by a fund from the stock of a domestic or qualifying foreign corporation,  provided that the fund has held the stock for a required  holding  period.  The required  holding period for qualified  dividend income is met if the underlying shares are held more than 60 days in the 121-day period beginning 60 days prior to the ex-dividend date. Distributions from gains on assets held by a fund longer  than 12 months are taxable as  long-term  gains regardless  of the length of time you have held your shares in the fund.  If you purchase  shares in a fund and sell them at a loss within six months,  your loss on the sale of those  shares will be treated as a long-term  capital loss to the extent of any  long-term  capital  gains  dividend you received on those shares.

Dividends and interest received by a fund on foreign securities may give rise to
withholding  and  other  taxes  imposed  by  foreign  countries.   However,  tax
conventions  between  certain  countries  and the  United  States  may reduce or eliminate such taxes. Foreign countries generally do not impose taxes on capital gains with respect to investments by non-resident  investors.  Any foreign taxes paid by a fund will reduce its dividend distributions to investors.

The funds in the table below had the following  capital loss carryovers.  When a fund has a capital loss carryover,  it does not make capital gains distributions until the loss has been offset or expired.

FUND                                        CAPITAL LOSS CARRYOVER

Prime Money Market                          Info to come

High-Yield                                  Info to come

If you have not complied with certain  provisions  of the Internal  Revenue Code and  Regulations,  either  American  Century or your financial  intermediary  is required by federal law to withhold and remit to the IRS the applicable  federal withholding rate of reportable  payments (which may include  dividends,  capital gains distributions and redemption  proceeds).  Those regulations require you to certify that the Social Security number or tax identification number you provide
is  correct  and  that  you  are  not  subject  to   withholding   for  previous
under-reporting  to  the  IRS.  You  will  be  asked  to  make  the  appropriate certification on your account  application.  Payments  reported by us to the IRS that omit your Social Security number or tax identification  number will subject us to a  non-refundable  penalty  of $50,  which will be  charged  against  your account  if you fail to  provide  the  certification  by the time the  report is filed.

A redemption  of shares of a fund  (including  a redemption  made in an exchange transaction)  will be a taxable  transaction for federal income tax purposes and you generally  will  recognize gain or loss in an amount equal to the difference between the basis of the shares and the amount  received.  If a loss is realized on the redemption of fund shares,  the  reinvestment  in additional  fund shares within 30 days before or after the  redemption may be subject to the "wash sale"
rules of the Code,  resulting in a postponement  of the recognition of such loss for federal income tax purposes.

STATE AND LOCAL TAXES

Distributions by the funds also may be subject to state and local taxes, even if all or a  substantial  part of such  distributions  are derived from interest on
U.S. government obligations which, if you received such interest directly, would be exempt from state income tax. However, most but not all states allow this tax exemption to pass through to fund shareholders when a fund pays distributions to its  shareholders.  You should  consult your tax advisor about the tax status of such distributions in your state.

The  information  above  is only a  summary  of  some of the tax  considerations affecting the funds and their shareholders.  No attempt has been made to discuss individual tax consequences.  A prospective  investor should consult with his or her tax  advisors or state or local tax  authorities  to  determine  whether the funds are suitable investments.

FINANCIAL STATEMENTS

The financial  statements for Diversified  Bond and Premium Money Market for the
fiscal years ended March 31,  2004,  March 31, 2003 and March 31, 2002 have been audited  by  PricewaterhouseCoopers  LLP,  independent  auditors.  Prior  years'
information was audited by other independent auditors. The Independent Auditors'
Reports and the financial  statements  included in the funds' Annual Reports for the fiscal year ended March 31, 2004 are incorporated  herein by reference.

The  financial  statements  for  High-Yield  for the fiscal year ended March 31,
2004, the five-month  period ended March 31, 2003, and for the fiscal year ended
October 31, 2002 have been audited by  PricewaterhouseCoopers  LLP,  independent auditors. The Independent Auditors' Report and the financial statements included in the  fund's  Annual  Report  for the fiscal  year  ended  March 31,  2004 are incorporated herein by reference.

The financial statements for Prime Money Market for the fiscal years ended March
31, 2004,  March 31, 2003, the one-month period ended March 31, 2002, and fiscal year ended February 28, 2002, have been audited by  PricewaterhouseCoopers  LLP, independent  auditors.  The  Independent  Auditors'  Reports  and the  financial statements  included  in the  fund's  Annual  Report  dated  March 31,  2004 are incorporated herein by reference.

EXPLANATION OF FIXED-INCOME
SECURITIES RATINGS

As described in the  Prospectus,  the funds invest in  fixed-income  securities.
Those investments,  however, are subject to certain credit quality restrictions, as noted in the Prospectus and in this Statement of Additional Information.  The following is a summary of the rating  categories  referenced  in the  prospectus disclosure.

RATINGS OF CORPORATE DEBT SECURITIES

STANDARD & POOR'S

     AAA  This is the highest rating  assigned by S&P to a debt  obligation.
          It indicates  an  extremely  strong  capacity to pay  interest  and repay principal.

     AA   Debt  rated  in this  category  is  considered  to have a very  strong capacity to pay  interest  and repay  principal.  It differs  from the highest-rated obligations only in small degree.

     A    Debt  rated  A has  a  strong  capacity  to  pay  interest  and  repay principal,  although it is somewhat  more  susceptible  to the adverse effects of changes in circumstances and economic  conditions than debt in higher-rated categories.

     BBB  Debt rated in this category is regarded as having an adequate capacity to pay  interest  and  repay  principal.  While it  normally  exhibits
          adequate  protection   parameters,   adverse  economic  conditions  or
          changing  circumstances are more likely to lead to a weakened capacity to pay interest and repay  principal for debt in this category than in higher-rated  categories.  Debt rated  below BBB is regarded as having significant speculative characteristics.

     BB   Debt  rated in this  category  has  less  near-term  vulnerability  to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business,  financial, or economic conditions  that  could lead to  inadequate  capacity  to meet  timely interest and principal  payments.  The BB rating also is used for debt subordinated  to senior debt that is assigned an actual or implied BBB rating.

     B    Debt rated in this  category is more  vulnerable  to  nonpayment  than obligations rated `BB', but currently has the capacity to pay interest
          and  repay  principal.   Adverse  business,   financial,  or  economic
          conditions will likely impair the obligor's capacity or willingness to pay interest and repay principal.

     CCC  Debt rated in this category is currently  vulnerable to nonpayment and
          is  dependent  upon  favorable  business,   financial,   and  economic
          conditions  to meet  timely  payment  of  interest  and  repayment  of principal.  In the event of adverse business,  financial,  or economic conditions,  it is not likely to have the capacity to pay interest and repay  principal.  The CCC  rating  category  is also  used  for  debt subordinated to senior debt that is assigned an actual or implied B or
          B- rating.

     CC   Debt  rated  in  this  category  is  currently  highly  vulnerable  to nonpayment.  This rating category is also applied to debt subordinated to senior debt that is assigned an actual or implied CCC rating.

     C    The rating C typically is applied to debt subordinated to senior debt, and is  currently  highly  vulnerable  to  nonpayment  of interest and principal.  This  rating  may be used to  cover  a  situation  where a bankruptcy  petition has been filed or similar action taken,  but debt service payments are being continued.

     D    Debt rated in this  category is in  default.  This rating is used when interest payments or principal repayments are not made on the date due even if the  applicable  grace  period  has not  expired,  unless  S&P believes that such payments will be made during such grace period.  It also will be used upon the  filing of a  bankruptcy  petition  for the taking of a similar action if debt service payments are jeopardized.

MOODY'S INVESTORS SERVICE, INC.

     Aaa  This is the highest rating  assigned by Moody's to a debt  obligation.
          It indicates an  extremely  strong  capacity to pay interest and repay principal.

     Aa   Debt  rated  in this  category  is  considered  to have a very  strong capacity to pay  interest  and repay  principal  and differs  from Aaa issues only in a small  degree.  Together  with Aaa debt, it comprises what are generally known as high-grade bonds.

     A    Debt  rated  in this  category  possesses  many  favorable  investment attributes  and  is  to  be  considered  as  upper-medium-grade  debt.
          Although  capacity to pay interest and repay  principal are considered adequate,  it is somewhat more  susceptible to the adverse  effects of
          changes  in  circumstances  and  economic   conditions  than  debt  in
          higher-rated categories.

     Baa  Debt rated in this category is considered as medium-grade  debt having an adequate  capacity to pay  interest and repay  principal.  While it normally exhibits  adequate  protection  parameters,  adverse economic conditions  or  changing  circumstances  are more  likely to lead to a weakened capacity to pay interest and repay principal for debt in this category  than in  higher-rated  categories.  Debt rated  below Baa is regarded as having significant speculative characteristics.

     Ba   Debt rated Ba has less near-term  vulnerability  to default than other speculative issues.  However, it faces major ongoing  uncertainties or exposure to adverse  business,  financial or economic  conditions that could  lead  to  inadequate  capacity  to  meet  timely  interest  and principal  payments.  Often the  protection  of interest and principal payments may be very moderate.

     B    Debt rated B has a greater vulnerability to default, but currently has the capacity to meet financial commitments.  Assurance of interest and principal  payments or of  maintenance  of other terms of the contract over any long  period of time may be small.  The B rating  category is also used for debt  subordinated  to senior  debt that is  assigned an actual or implied Ba or Ba3 rating.

     Caa  Debt  rated  Caa is of poor  standing,  has a  currently  identifiable vulnerability  to default,  and is dependent upon favorable  business, financial and economic  conditions to meet timely  payment of interest and  repayment  of  principal.  In  the  event  of  adverse  business, financial  or  economic  conditions,  it is not  likely  to  have  the capacity to pay  interest and repay  principal.  Such issues may be in default or there may be present  elements  of danger  with  respect to
          principal  or  interest.   The  Caa  rating  is  also  used  for  debt
          subordinated to senior debt that is assigned an actual or implies B or
          B3 rating.

     Ca   Debt rated in this category represent obligations that are speculative in a high  degree.  Such debt is often in default or has other  marked shortcomings.

     C    This is the lowest rating assigned by Moody's, and debt rated C can be regarded as having  extremely poor  prospects of attaining  investment standing.

FITCH, INC.

     AAA  Debt rated in this category has the lowest expectation of credit risk.
          Capacity for timely payment of financial  commitments is exceptionally strong and highly  unlikely to be  adversely  affected by  foreseeable events.

     AA   Debt rated in this category has a very low expectation of credit risk.
          Capacity for timely  payment of financial  commitments  is very strong and not significantly vulnerable to foreseeable events.

     A    Debt rated in this  category  has a low  expectation  of credit  risk.
          Capacity for timely payment of financial  commitments  is strong,  but may be more  vulnerable  to changes in  circumstances  or in  economic conditions than debt rated in higher categories.

     BBB  Debt rated in this category  currently has a low expectation of credit risk  and  an  adequate  capacity  for  timely  payment  of  financial commitments. However, adverse changes in circumstances and in economic conditions are more likely to impair this capacity. This is the lowest investment grade category.

     BB   Debt rated in this  category has a possibility  of  developing  credit risk, particularly as the result of adverse economic change over time.
          However,  business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

     B    Debt rated in this category has significant credit risk, but a limited margin of safety remains.  Financial  commitments  currently are being met, but capacity for  continued  debt service  payments is contingent upon a sustained, favorable business and economic environment.

FITCH, INC.

CCC, CC, C        Debt rated in these categories has a real possibility for
                  default. Capacity for meeting financial commitments depends solely upon sustained, favorable business or economic
                  developments. A CC rating indicates that default of some kind appears probable; a C rating signals imminent default.

DDD, DD, D        The ratings of obligations in this category are based on their prospects for achieving partial or full recovery in a
                  reorganization or liquidation of the obligor. While expected recovery values are highly speculative and cannot be estimated with any precision, the following serve as general guidelines.
                  `DDD' obligations have the highest potential for recovery, around 90%- 100% of outstanding amounts and accrued interest.
                  `DD' indicates potential recoveries in the range of 50%-90%
                  and `D' the lowest recovery potential, i.e., below 50%.

                  Entities rated in this category have defaulted on some or all of their obligations. Entities rated `DDD' have the highest prospect for resumption of performance or continued operation with or without a formal reorganization process. Entities
                  rated `DD' and `D' are generally undergoing a formal
                  reorganization or liquidation process; those rated `DD' are likely to satisfy a higher portion of their outstanding
                  obligations, while entities rated `D' have a poor prospect of repaying all obligations.

To provide more detailed  indications of credit  quality,  the Standard & Poor's ratings  from AA to CCC may be modified by the  addition of a plus or minus sign to show  relative  standing  within  these major rating  categories.  Similarly,
Moody's adds numerical modifiers (1, 2, 3) to designate relative standing within its major bond rating categories.

COMMERCIAL PAPER RATINGS

S&P        MOODY'S             DESCRIPTION

A-1        Prime-1             This indicates that the degree of safety
           (P-1)               regarding timely payment is strong. Standard &
                               Poor's rates those issues determined to possess
                               extremely strong safety characteristics as A-1+.
A-2         Prime-2            Capacity for timely payment on commercial paper
            (P-2)              is satisfactory, but the relative degree of
                               safety is not as high as for issues designated
                               A-1. Earnings trends and coverage ratios, while
                               sound, will be more subject to variation.
                               Capitalization characteristics, while still
                               appropriated, may be more affected by external
                               conditions. Ample alternate liquidity is
                               maintained.
A-3        Prime-3             This indicates satisfactory capacity for timely
           (P-3)               repayment. Issues that carry this rating are
                               somewhat more vulnerable to the adverse changes
                               in circumstances than obligations carrying the
                               higher designations.
NOTE RATINGS

S&P      MOODY'S           DESCRIPTION
--------------------------------------------------------------------------------
SP-1     MIG-1; VMIG-1     Notes are of the highest quality enjoying strong
                           protection from established cash flows of funds for
                           their servicing or from established and broad-based
                           access to the market for refinancing, or both.
SP-2     MIG-2; VMIG-2     Notes are of high quality, with margins of protection
                           ample, although not so large as in the preceding group.
SP-3     MIG-3; VMIG-3     Notes are of favorable quality, with all security
                           elements accounted for, but lacking the undeniable
                           strength of the preceding grades. Market access for
                           refinancing, in particular, is likely to be less
                           well-established.
SP-4     MIG-4; VMIG-4     Notes are of adequate quality, carrying specific
                           risk but having protection and not distinctly
                           or predominantly speculative.

MORE INFORMATION ABOUT THE FUNDS IS CONTAINED IN THESE DOCUMENTS

ANNUAL AND SEMIANNUAL REPORTS

Annual  and  semiannual  reports  contain  more  information  about  the  funds'
investments   and  the  market   conditions  and  investment   strategies   that
significantly  affected  the funds'  performance  during the most recent  fiscal period.

You can receive a free copy of the annual and  semiannual  reports,  and ask any questions  about the funds,  by  contacting  American  Century at the address or telephone numbers listed below.

If you own or are considering purchasing fund shares through

o    an employer-sponsored retirement plan

o    a bank

o    a broker-dealer

o    an insurance company

o    another financial intermediary

you can receive the annual and semiannual reports directly from them.

You also can get  information  about the funds from the  Securities and Exchange
Commission  (SEC).  The SEC charges a duplicating  fee to provide copies of this information.

IN PERSON            SEC Public Reference Rm.
                     Washington, D.C.
                     Call 202-942-8090 for location and hours.

ON THE INTERNET      o EDGAR database at .sec.gov
                     o By email request at publicinfo@sec.gov

BY MAIL              SEC Public Reference Section
                     Washington, D.C. 20549-0102

Investment Company Act File No. 811-7822

AMERICAN CENTURY INVESTMENTS
P.O. Box 419200
Kansas City, Missouri 64141-6200

INVESTOR RELATIONS
1-800-345-2021 or 816-531-5575

AUTOMATED INFORMATION LINE
1-800-345-8765

AMERICANCENTURY.COM

FAX
816-340-7962

TELECOMMUNICATIONS DEVICE FOR THE DEAF
1-800-634-4113 or 816-444-3485

BUSINESS; NOT-FOR-PROFIT AND
EMPLOYER-SPONSORED RETIREMENT PLANS
1-800-345-3533

AMERICAN CENTURY INVESTMENT TRUST

PART C    OTHER INFORMATION

Item 23.  Exhibits (all exhibits not filed herewith are being incorporated herein by reference).

     (a) Amended and Restated  Agreement  and  Declaration  of Trust of American
Century Investment Trust, dated March 26, 2004.

     (b) Amended and Restated Bylaws dated March 26, 2004 (filed  electronically as Exhibit b to Post-Effective Amendment No. 19 to the Registration Statement of
American Century International Bond Funds on April 29, 2004, File No. 33-43321).

     (c) Registrant hereby incorporates by reference,  as though set forth fully herein,  Article  III,  Article IV,  Article V,  Article VI and Article  VIII of
Registrant's Amended and Restated Agreement and Declaration of Trust,  appearing as Exhibit (a) herein and Article II, Article VII,  Article VIII, and Article IX
of  Registrant's  Amended  and  Restated  Bylaws,  appearing  as Exhibit  (b) to
Post-Effective  Amendment No. 19 to the  Registration  Statement on Form N-1A of
American  Century  International  Bond  Funds  filed  April 29,  2004,  File No.
33-43321.

     (d) (1)  Management  Agreement  (Investor  Class)  with  American  Century
Investment  Management,  Inc.,  dated  August 1, 1997 (filed  electronically  as
Exhibit 5 to  Post-Effective  Amendment No. 33 to the Registration  Statement of
American Century Government Income Trust on July 31, 1997, File No. 2-99222).

         (2)  Amendment  to the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  March 31,  1998 (filed electronically  as  Exhibit  5b  to  Post-Effective  Amendment  No.  23  to  the
Registration  Statement of American  Century  Municipal Trust on March 26, 1998,
File No. 2-91229).

         (3)  Amendment  to the  Management  Agreement  (Investor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  July  1,  1998  (filed electronically  as  Exhibit  d3  to  Post-Effective  Amendment  No.  39  to  the
Registration  Statement of American Century  Government Income Trust on July 28,
1999, File No. 2-99222).

         (4) Amendment No. 1 to the Management  Agreement (Investor Class) with
American Century  Investment  Management,  Inc., dated September 16, 2000 (filed electronically  as  Exhibit  d4  to  Post-Effective  Amendment  No.  30  to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 29, 2000, File No. 2-82734).

         (5) Amendment No. 2 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d5  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century  Government Income Trust on July 31,
2001, File No. 2-99222).

         (6) Amendment No. 3 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  16  to  the
Registration  Statement  of the  Registrant  on  November  30,  2001,  File  No.
33-65170).

         (7) Amendment No. 4 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d7  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of the Registrant on June 28, 2002, File No. 33-65170).

         (8) Amendment No. 5 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  d8  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 23, 2002, File No. 333-46922).

         (9) Amendment No. 6 to the Management  Agreement (Investor Class) with
American  Century  Investment  Management,  Inc., dated as of May 1, 2004 (filed electronically  as  Exhibit  d9  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

         (10)  Management  Agreement  (Advisor  Class)  with  American  Century
Investment Management, Inc., dated August 1, 1997 and amended as of June 1, 1998
(filed  electronically  as Exhibit d3 to  Post-Effective  Amendment No. 9 to the
Registration Statement of the Registrant on June 30, 1999, File No. 33-65170).

         (11)  Amendment  to the  Management  Agreement  (Advisor  Class)  with
American  Century  Investment  Management,  Inc.,  dated  June  1,  1998  (filed
electronically  as  Exhibit  d3  to  Post-Effective   Amendment  No.  9  to  the
Registration  Statement of American  Century  Investment  Trust on June 30, 1999
File No. 33-65170).

         (12) Amendment No. 1 to the Management  Agreement (Advisor Class) with
American Century  Investment  Management,  Inc., dated September 16, 2000 (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  36  to  the
Registration  Statement of American Century Target Maturities Trust on April 18,
2001, File No. 2-94608).

         (13) Amendment No. 2 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d8  to  Post-Effective  Amendment  No.  44  to  the
Registration  Statement of American Century Government Income Trust, on July 31,
2001, File No. 2-99222).

         (14) Amendment No. 3 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d10  to  Post-Effective  Amendment  No.  16 to  the
Registration  Statement  of the  Registrant,  on  November  30,  2001,  File No.
33-65170).

         (15) Amendment No. 4 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  17 to  the
Registration  Statement of American  Century Target  Maturities Trust on January
31, 2003, File No. 2-94608).

         (16) Amendment No. 5 to the Management  Agreement (Advisor Class) with
American  Century  Investment  Management,   Inc.,  dated  May  1,  2004  (filed
electronically  as  Exhibit  d16  to  Post-Effective  Amendment  No.  35 to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

         (17) Management  Agreement (C Class) with American Century  Investment
Management Inc., dated September 16, 2000 (filed electronically as Exhibit d6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

         (18)  Amendment  No. 1 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.,  dated  August 1, 2001  (filed electronically  as  Exhibit  d10  to  Post-Effective  Amendment  No.  44 to  the
Registration  Statement of American Century Government Income Trust, on July 31,
2001, File No. 2-99222).

         (19)  Amendment  No. 2 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.,  dated December 3, 2001 (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  16 to  the
Registration  Statement  of the  Registrant  on  November  30,  2001,  File  No.
33-65170).

         (20)  Amendment  No. 3 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc.,  dated  July  1,  2002  (filed electronically  as  Exhibit  d16  to  Post-Effective  Amendment  No.  17 to  the
Registration Statement of the Registrant on June 28, 2002, File No. 33-65170).

         (21)  Amendment  No. 4 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,  Inc., dated September 3, 2002 (filed electronically  as  Exhibit  d12  to  Post-Effective  Amendment  No.  34 to  the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on October 1, 2002, File No. 2-82734).

         (22)  Amendment  No. 5 to the  Management  Agreement  (C  Class)  with
American  Century  Investment  Management,   Inc.,  dated  May  1,  2004  (filed
electronically as Exhibit d28 to the Registration  Statement of American Century
Quantitative Equity Funds, on April 29, 2004, File No. 33-19589).

         (23) Management Agreement  (Institutional Class) with American Century
Investment  Management,  Inc., dated August 1, 1997 (filed  electronically as an
Exhibit to  Post-Effective  Amendment  No. 20 to the  Registration  Statement of
American  Century  Quantitative  Equity  Funds  on  August  29,  1997,  File No.
33-19589).

         (24)  Amendment to  Management  Agreement  (Institutional  Class) with
American  Century  Investment  Management,  Inc.,  dated  June  1,  1998  (filed electronically  as  Exhibit  d6  to  Post-Effective  Amendment  No.  27  to  the
Registration  Statement of American Century  Quantitative  Equity Funds on April
27, 2000, File No. 33-19589).

         (25) Amendment No. 1 to the Management Agreement (Institutional Class)
with American Century Investment Management,  Inc., dated August 1, 2001, (filed electronically  as  Exhibit  d13  to  Post-Effective  Amendment  No.  15 to  the
Registration Statement of the Registrant on August 8, 2001, File No. 33-65170).

         (26) Amendment No. 2 to the Management Agreement (Institutional Class)
with American  Century  Investment  Management,  Inc. dated March 1, 2002 (filed electronically  as  Exhibit  d17  to  Post-Effective  Amendment  No.  46 to  the
Registration  Statement of American Century  Government Income Trust on March 4,
2002, File No. 2-99222).

         (27) Amendment No. 3 to the Management Agreement (Institutional Class)
with American Century Investment Management, Inc. dated December 31, 2002 (filed electronically  as  Exhibit  d18  to  Post-Effective  Amendment  No.  39 to  the
Registration Statement of American Century Municipal Trust on December 23, 2002,
File No. 2-91229).

         (28) Amendment No. 4 to the Management Agreement (Institutional Class)
with American  Century  Investment  Management,  Inc.,  dated May 1, 2004 (filed electronically  as  Exhibit  d22  to  Post-Effective  Amendment  No.  35 to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

         (29) Management  Agreement (A Class) with American Century  Investment
Management,  Inc., dated September 3, 2002 (filed  electronically as Exhibit d13 to  Post-Effective  Amendment No. 35 to the  Registration  Statement of American
Century  California  Tax-Free and Municipal Funds on December 17, 2002, File No.
2-82734).

         (30) Management  Agreement (B Class) with American Century  Investment
Management,  Inc., dated September 3, 2002 (filed  electronically as Exhibit d14 to  Post-Effective  Amendment No. 35 to the  Registration  Statement of American
Century  California  Tax-Free and Municipal Funds on December 17, 2002, File No.
2-82734).

         (31)  Management   Agreement  (C  Class  II)  with  American   Century
Investment  Management,  Inc., dated September 3, 2002 (filed  electronically as
Exhibit d15 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  California  Tax-Free and Municipal Funds on December 17, 2002,
File No. 3-82734).

     (e) (1) Amended and Restated  Distribution  Agreement with American Century
Investment  Services,  Inc.,  dated September 3, 2002 (filed  electronically  as
Exhibit e1 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

         (2) Amendment No. 1 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated December 31, 2002 (filed
electronically  as  Exhibit  e2  to  Post-Effective   Amendment  No.  4  to  the
Registration  Statement  of American  Century  Variable  Portfolios  II, Inc. on
December 23, 2002, File No. 333-46922).

         (3) Amendment No. 2 to the Amended and Restated Distribution Agreement
with American Century  Investment  Services,  Inc., dated August 29, 2003 (filed electronically  as  Exhibit  e3  to  Post-Effective  Amendment  No.  17  to  the
Registration Statement of American Century Strategic Asset Allocations, Inc., on
August 28, 2003, File No. 33-79482).

         (4) Amendment No. 3 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated February 27, 2004 (filed electronically  as  Exhibit  e4 to  Post-Effective  Amendment  No.  104  to  the
Registration  Statement of American Century Mutual Funds,  Inc., on February 26,
2004, File No. 2-14213).

         (5) Amendment No. 4 to the Amended and Restated Distribution Agreement
with American Century Investment Services,  Inc., dated as of May 1, 2004 (filed electronically  as  Exhibit  e5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American Century  Quantitative Equity Funds, Inc., on
April 29, 2004, File No. 33-19589).

     (f)  Not applicable.

     (g) (1) Master  Agreement by and between  Commerce  Bank N.A. and Twentieth
Century Services,  Inc., dated January 22, 1997 (filed electronically as Exhibit
b8e to Post-Effective Amendment No. 76 to the Registration Statement of American
Century Mutual Funds, Inc., on February 28, 1997, File No. 2-14213).

         (2) Global Custody Agreement between American Century  Investments and
The Chase Manhattan Bank, dated August 9, 1996 (filed  electronically as Exhibit
b8 to  Post-Effective  Amendment  No. 31 to the  Registration  Statement  of the
American Century Government Income Trust on February 7, 1997, File No. 2-99222).

         (3) Amendment to Global Custody  Agreement  between  American  Century
Investments  and The  Chase  Manhattan  Bank,  dated  December  9,  2000  (filed
electronically   as  Exhibit  g2  to  Pre-Effective   Amendment  No.  2  to  the
Registration  Statement of American  Century  Variable  Portfolios  II, Inc., on
January 9, 2001, File No. 333-46922).

     (h) (1)  Transfer  Agency   Agreement  with  American   Century   Services
Corporation,  dated as of August 1, 1997 (filed  electronically  as Exhibit 9 to
Post-Effective  Amendment  No.  33 to the  Registration  Statement  of  American
Century Government Income Trust on July 31, 1997, File No. 2-99222).

         (2) Amendment No. 1 to the Transfer Agency Agreement  American Century
Services  Corporation,  dated June 29, 1998 (filed electronically as Exhibit b9b to  Post-Effective  Amendment No. 23 to the  Registration  Statement of American
Century Quantitative Equity Funds on June 29, 1998, File No. 33-19589).

         (3) Amendment  No. 2 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated November 20, 2000 (filed electronically as
Exhibit h4 to Post-Effective  Amendment No. 30 to the Registration  Statement of
American Century  California  Tax-Free and Municipal Funds on December 29, 2000,
File No. 2-82734).

         (4) Amendment  No. 3 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated August 1, 2001 (filed  electronically  as
Exhibit h5 to Post-Effective  Amendment No. 44 to the Registration  Statement of
American Century Government Income Trust, on July 31, 2001, File No. 2-99222).

         (5) Amendment  No. 4 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 3, 2001 (filed  electronically as
Exhibit h6 to Post-Effective  Amendment No. 16 to the Registration  Statement of
the Registrant, on November 30, 2001, File No. 33-65170).

         (6) Amendment  No. 5 to the Transfer  Agency  Agreement  with American
Century  Services  Corporation,  dated  July 1, 2002  (filed  electronically  as
Exhibit h6 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the Registrant on June 28, 2002, File No. 33-65170).

         (7) Amendment  No. 6 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated September 3, 2002 (filed electronically as
Exhibit h8 to Post-Effective  Amendment No. 35 to the Registration  Statement of
American Century Municipal Trust on September 30, 2002, File No. 2-91229).

         (8) Amendment  No. 7 to the Transfer  Agency  Agreement  with American
Century Services  Corporation,  dated December 31, 2002 (filed electronically as
Exhibit h7 to  Post-Effective  Amendment No. 4 to the Registration  Statement of
American  Century  Variable  Portfolios II, Inc., on December 23, 2002, File No.
333-46922).

         (9) Amendment  No. 8 to the Transfer  Agency  Agreement  with American
Century Services Corporation, dated May 1, 2004 (filed electronically as Exhibit
h10 to Post-Effective Amendment No. 35 to the Registration Statement of American
Century Quantitative Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

         (10) Credit  Agreement  with JPMorgan  Chase Bank,  as  Administrative
Agent,  dated as of December  17, 2003  (filed  electronically  as Exhibit h9 to
Post-Effective  Amendment  No.  39 to the  Registration  Statement  of  American
Century Target Maturities Trust, on January 30, 2004, File No. 2-94608).

         (11) Customer  Identification  Program Reliance  Agreement dated April
23, 2004 (filed electronically as Exhibit h12 to Post-Effective Amendment No. 35
to the  Registration  Statement of American Century  Quantitative  Equity Funds,
Inc., on April 29, 2004, File No. 33-19589).

     (i)  Opinion and Consent of Counsel to be filed by amendment.

     (j) (1) Consent of  PricewaterhouseCoopers  LLP, independent accountants to be filed by amendment.

         (2) Consent of Deloitte & Touche LLP (filed  electronically as Exhibit
j2 to  Post-Effective  Amendment  No. 20 to the  Registration  Statement  of the
Registrant on December 17, 2002, File No. 33-65170).

         (3) Power of Attorney,  dated March 1, 2004 (filed  electronically  as
Exhibit j2 to Post-Effective  Amendment No. 34 to the Registration  Statement of
American  Century  Quantitative  Equity Funds,  Inc., on March 1, 2004, File No.
33-19589).

         (4) Secretary's Certificate, dated March 1, 2004 (filed electronically as Exhibit j3 to Post-Effective  Amendment No. 34 to the Registration  Statement
of American Century  Quantitative Equity Funds, Inc., on March 1, 2004, File No.
33-19589).

     (k)  Not applicable.

     (l)  Not applicable.

     (m) (1) Master  Distribution and Shareholder  Services Plan (Advisor Class)
dated  August 1, 1997,  (filed  electronically  as Exhibit m1 to  Post-Effective
Amendment  No. 32 to the  Registration  Statement  of  American  Century  Target
Maturities Trust, on January 31, 2000, File No. 2-94608).

         (2) Amendment to Master  Distribution  and  Shareholder  Services Plan
(Advisor  Class)  dated June 29,  1998  (filed  electronically  as Exhibit m2 to
Post-Effective  Amendment  No.  32 to the  Registration  Statement  of  American
Century Target Maturities Trust, on January 31, 2000, File No. 2-94608).

         (3) Amendment No. 1 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class) dated August 1, 2001 (filed electronically as Exhibit m3 to
Post-Effective Amendment No. 44 to the Registration Statement of the Registrant,
on July 31, 2001, File No. 2-99222).

         (4) Amendment No. 2 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class) dated December 3, 2001 (filed  electronically as Exhibit m4 to  Post-Effective  Amendment  No.  16 to  the  Registration  Statement  of  the
Registrant, on November 30, 2001, File No. 33-65170).

         (5) Amendment No. 3 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class) dated July 1, 2002 (filed  electronically  as Exhibit m5 to
Post-Effective  Amendment No. 17 to the Registration Statement of the Registrant
on June 28, 2002, File No. 33-65170).

         (6) Amendment No. 4 to Master  Distribution  and Shareholder  Services
Plan (Advisor Class),  dated May 1, 2004 (filed  electronically as Exhibit m6 to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century Quantitative Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

         (7) Master  Distribution and Individual  Shareholder  Services Plan (C
Class)  dated  September  16,  2000  (filed  electronically  as  Exhibit  m3  to
Post-Effective  Amendment  No.  35 to the  Registration  Statement  of  American
Century Target Maturities Trust on April 17, 2001, File No. 2-94608).

         (8)  Amendment  No.  1  to  the  Master  Distribution  and  Individual
Shareholder  Services Plan (C Class) dated August 1, 2001 (filed  electronically as Exhibit m5 to Post-Effective  Amendment No. 44 to the Registration  Statement
of  American  Century  Government  Income  Trust,  on July  31,  2001,  File No.
2-99222).

         (9)  Amendment  No.  2  to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class) dated December 3, 2001 (filed electronically as Exhibit m7 to Post-Effective  Amendment No. 16 to the Registration  Statement
of the Registrant, on November 30, 2001, File No. 33-65170).

         (10)  Amendment  No.  3 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated July 1, 2002 (filed electronically as
Exhibit m9 to Post-Effective  Amendment No. 17 to the Registration  Statement of
the Registrant on June 28, 2002, File No. 33-65170).

         (11)  Amendment  No.  4 to  the  Master  Distribution  and  Individual
Shareholder   Services   Plan  (C  Class),   dated   September  3,  2002  (filed
electronically  as  Exhibit  m5  to  Post-Effective  Amendment  No.  35  to  the
Registration  Statement of American  Century  Municipal  Trust on September  30,
2002, File No. 2-91229).

         (12)  Amendment  No.  5 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated January 2, 2004 (filed electronically as Exhibit m6 to Post-Effective  Amendment No. 40 to the Registration  Statement
of American Century Municipal Trust, on February 26, 2004, File No. 2-91229).

         (13)  Amendment  No.  6 to  the  Master  Distribution  and  Individual
Shareholder Services Plan (C Class), dated May 1, 2004 (filed  electronically as
Exhibit m13 to Post-Effective  Amendment No. 35 to the Registration Statement of
American Century  Quantitative  Equity Funds,  Inc., on April 29, 2004, File No.
33-19589).

         (14) Master Distribution and Individual  Shareholder  Services Plan (A
Class)  dated  September  3,  2002  (filed   electronically  as  Exhibit  m6  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734).

         (15)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services Plan (A Class), dated as of February 27, 2004 (filed  electronically as
Exhibit m18 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc., on February 26, 2004, File No. 2-14213).

         (16) Master Distribution and Individual  Shareholder  Services Plan (B
Class)  dated  September  3,  2002  (filed   electronically  as  Exhibit  m7  to
Post-Effective  Amendment  No.  34 to the  Registration  Statement  of  American
Century  California  Tax-Free and Municipal  Funds on October 1, 2002,  File No.
2-82734).

         (17)  Amendment  No.  1 to the  Master  Distribution  and  Shareholder
Services Plan (B Class), dated as of February 27, 2004 (filed  electronically as
Exhibit m20 to Post-Effective Amendment No. 104 to the Registration Statement of
American Century Mutual Funds, Inc., on February 26, 2004, File No. 2-14213).

     (n) (1) Amended and Restated  Multiple  Class Plan dated  September 3, 2002
(filed  electronically  as Exhibit n to  Post-Effective  Amendment No. 35 to the
Registration  Statement of American  Century  California  Tax-Free and Municipal
Funds on December 17, 2002, File No. 2-82734).

         (2)  Amendment No. 1 to the Amended and Restated  Multiple  Class Plan
dated December 31, 2002 (filed  electronically  as Exhibit n2 to  Post-Effective
Amendment No. 39 to the  Registration  Statement of American  Century  Municipal
Trust on December 23, 2002, File No. 2-91229).

         (3)  Amendment No. 2 to the Amended and Restated  Multiple  Class Plan
dated  August 29, 2003  (filed  electronically  as Exhibit n3 to  Post-Effective
Amendment No. 17 to the  Registration  Statement of American  Century  Strategic
Asset Allocations, Inc., on August 28, 2003, File No. 33-79482).

         (4)  Amendment No. 3 to the Amended and Restated  Multiple  Class Plan
dated  as  of  February  27,  2004  (filed   electronically  as  Exhibit  n4  to
Post-Effective  Amendment  No. 104 to the  Registration  Statement  of  American
Century Mutual Funds, Inc., on February 26, 2004, File No. 2-14213).

         (5)  Amendment No. 4 to the Amended and Restated  Multiple  Class Plan
dated as of May 1, 2004 (filed  electronically  as Exhibit n5 to  Post-Effective
Amendment No. 35 to the Registration  Statement of American Century Quantitative
Equity Funds, Inc., on April 29, 2004, File No. 33-19589).

     (o)  Not applicable

     (p) American Century  Investments Code of Ethics (filed  electronically  as
Exhibit p to  Post-Effective  Amendment No. 35 to the Registration  Statement of
American  Century  Quantitative  Equity Funds Inc., on April 29, 2004,  File No.
33-19589).

Item 24.  Persons Controlled by or Under Common Control with Registrant.

          None.

Item 25.  Indemnification.

     As stated in Article VII,  Section 3 of the Amended and Restated  Agreement
and Declaration of Trust,  incorporated  herein by reference to Exhibit 1 to the
Registration  Statement,  "The  Trustees  shall be entitled and empowered to the fullest  extent  permitted  by law to purchase  insurance  for and to provide by resolution  or in the  Bylaws  for  indemnification  out  of  Trust  assets  for liability  and for all  expenses  reasonably  incurred or paid or expected to be paid by a Trustee or officer in  connection  with any claim,  action,  suit,  or proceeding in which he or she becomes  involved by virtue of his or her capacity or former capacity with the Trust. The provisions,  including any exceptions and limitations concerning indemnification, may be set forth in detail in the Bylaws or in a resolution of Trustees."

     Registrant  hereby  incorporates  by  reference,  as though set forth fully herein,  Article VI of the Registrant's Amended and Restated Bylaws, dated March
26,  2004,  appearing  as Exhibit b to  Post-Effective  Amendment  No. 19 to the
Registration Statement of American Century International Bond Funds on April 29,
2004, File No. 33-43321.

     The Registrant has purchased an insurance  policy insuring its officers and directors  against  certain  liabilities  which such  officers and directors may incur  while  acting  in such  capacities  and  providing  reimbursement  to the
Registrant for sums which it may be permitted or required to pay to its officers and directors by way of  indemnification  against such  liabilities,  subject in either case to clauses respecting deductibility and participation.

Item 26.  Business and Other Connections of Investment Advisor.

          None.

Item 27. Principal Underwriter.

I.   (a) American Century Investment Services, Inc. (ACIS) acts as principal underwriter for the following investment companies:

American Century California Tax-Free and Municipal Funds
American Century Capital Portfolios, Inc.
American Century Government Income Trust
American Century International Bond Funds
American Century Investment Trust
American Century Municipal Trust
American Century Mutual Funds, Inc.
American Century Quantitative Equity Funds
American Century Strategic Asset Allocations, Inc.
American Century Target Maturities Trust
American Century Variable Portfolios, Inc.
American Century Variable Portfolios II, Inc.
American Century World Mutual Funds, Inc.

     ACIS is  registered  with  the  Securities  and  Exchange  Commission  as a broker-dealer and is a member of the National Association of Securities Dealers.
ACIS is located at 4500 Main Street,  Kansas  City,  Missouri  64111.  ACIS is a
wholly-owned subsidiary of American Century Companies, Inc.

     (b)  The  following  is a list of the  directors,  executive  officers  and partners of ACIS:

Name and Principal         Positions and Offices      Positions and Offices
Business Address*           with Underwriter            with Registrant
----------------------------------------------------------------------------------

James E. Stowers, Jr.      Chairman and Director         none

William M. Lyons           President, Chief              President, Chairman
                           Executive Officer             and Trustee
                           and Director

Robert T. Jackson          Executive Vice President,     Executive Vice
                           Chief Financial Officer       President
                           and Chief Accounting Officer

Brian Jeter                Senior Vice President         none

Mark Killen                Senior Vice President         none

Dave Larrabee              Senior Vice President         none

Barry Mayhew               Senior Vice President         none

David C. Tucker            Senior Vice President         Senior Vice President
                           and General Counsel           and General Counsel

* All addresses are 4500 Main Street, Kansas City, Missouri 64111

     (c) Not applicable.

Item 28.  Location of Accounts and Records.

     All  accounts,  books and other  documents  required  to be  maintained  by
Section 31(a) of the 1940 Act, and the rules promulgated thereunder,  are in the possession of the Registrant, American Century Services Corporation and American
Century Investment Management, Inc., all located at American Century Tower, 4500
Main Street, Kansas City, Missouri 64111.

Item 29.  Management Services.

     Not applicable.

Item 30.  Undertakings.

     Not applicable.

SH-SAI-XXXXX    0408

                                   SIGNATURES

Pursuant to the  requirements  of the Securities Act and the Investment  Company
Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 24 to this  Registration  Statement to be signed on its behalf by the  undersigned, duly  authorized,  in the City of Kansas City, State of Missouri on the 26th day
of May, 2004.

                           AMERICAN CENTURY INVESTMENT TRUST
                           (Registrant)

                           By: /*/ William M. Lyons
                               -----------------------------------------
                               William M. Lyons
                               President and Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this  Post-Effective
Amendment  No.  23 has  been  signed  below  by  the  following  persons  in the capacities and on the dates indicated.

                                                                 Date

*William M. Lyons             President, Chairman of          May 26, 2004
--------------------------    the Board, Trustee and
William M. Lyons              Principal Executive Officer

*Maryanne Roepke              Senior Vice President,          May 26, 2004
--------------------------    Treasurer and Chief
Maryanne Roepke               Accounting Officer

*Albert Eisenstat             Trustee                         May 26, 2004
--------------------------
Albert Eisenstat

*Ronald J. Gilson             Trustee                         May 26, 2004
--------------------------
Ronald J. Gilson

*Myron S. Scholes             Trustee                         May 26, 2004
--------------------------
Myron S. Scholes

*Kenneth E. Scott             Trustee                         May 26, 2004
--------------------------
Kenneth E. Scott

*Jeanne D. Wohlers            Trustee                         May 26, 2004
--------------------------
Jeanne D. Wohlers

*Kathryn A. Hall              Trustee                         May 26, 2004
--------------------------
Kathryn A. Hall

*John B. Shoven               Trustee                         May 26, 2004
--------------------------
John B. Shoven

/s/ Charles A. Etherington
------------------------------------------------
*by Charles A. Etherington, Attorney in Fact
(pursuant to a Power of Attorney dated
September 12, 2002).